UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street,

Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1. Schedule of Investments.—The Schedule of Investments are filed herewith.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.1% of Net Assets)
2,447	Honeywell International, Inc.	$223,240
817	Precision Castparts Corp.	208,131

	Total Aerospace & Defense	431,371

	Airlines (4.9%)
6,682	American Airlines Group, Inc. (1)	224,181
6,247	Delta Air Lines, Inc.	191,221

	Total Airlines	415,402

	Beverages (3.1%)
2,768	Anheuser-Busch InBev N.V. (Belgium) (ADR)	265,423

	Capital Markets (6.1%)
1,900	Goldman Sachs Group, Inc. (The)	311,828
2,610	T. Rowe Price Group, Inc.	204,728

	Total Capital Markets	516,556

	Chemicals (7.0%)
2,950	Ecolab, Inc.	296,593
1,797	Praxair, Inc.	224,122
799	Sigma-Aldrich Corp.	74,283

	Total Chemicals	594,998

	Commercial Banks (6.8%)
1,885	M&T Bank Corp.	210,197
8,092	Wells Fargo & Co.	366,891

	Total Commercial Banks	577,088

	Computers & Peripherals (3.8%)
211	Apple, Inc.	105,627
2,501	Western Digital Corp.	215,511

	Total Computers & Peripherals	321,138

	Diversified Financial Services (6.9%)
3,065	Citigroup, Inc.	145,373
7,914	JPMorgan Chase & Co.	438,119

	Total Diversified Financial Services	583,492

	Electrical Equipment (2.4%)
1,498	Roper Industries, Inc.	205,585

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Energy Equipment & Services (7.0%)
5,252	Halliburton Co.	$257,400
3,870	Schlumberger, Ltd.	338,896

	Total Energy Equipment & Services	596,296

	Food & Staples Retailing (4.2%)
5,248	CVS Caremark Corp.	355,395

	Food Products (2.7%)
3,004	Mead Johnson Nutrition Co.	230,978

	Health Care Providers & Services (2.0%)
988	McKesson Corp.	172,317

	Hotels, Restaurants & Leisure (1.6%)
1,477	McDonald’s Corp.	139,089

	Household Products (3.1%)
3,458	Procter & Gamble Co. (The)	264,952

	Industrial Conglomerates (3.8%)
4,324	Danaher Corp.	321,662

	Insurance (5.5%)
3,133	ACE, Ltd.	293,907
1	Berkshire Hathaway, Inc. (1)	169,512

	Total Insurance	463,419

	Life Sciences Tools & Services (3.9%)
2,850	Thermo Fisher Scientific, Inc.	328,149

	Machinery (2.9%)
3,456	IDEX Corp.	248,867

	Oil, Gas & Consumable Fuels (1.9%)
1,792	Exxon Mobil Corp.	165,151

	Pharmaceuticals (9.5%)
3,393	AbbVie, Inc.	167,037
2,643	Allergan, Inc.	302,888
3,770	Johnson & Johnson	333,532

	Total Pharmaceuticals	803,457

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Road & Rail (2.0%)
997	Union Pacific Corp.	$173,717

	Textiles, Apparel & Luxury Goods (2.1%)
1,494	PVH Corp.	180,580

	Total Common Stock (Cost: $6,606,023) (98.3%)	8,355,082

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $210,008) (2.4%)
$210,008	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $235,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $214,878) (Total Amount to be Received Upon Repurchase $210,008)	210,008

	Total Investments (Cost: $6,816,031) (100.7%)	8,565,090
	Liabilities in Excess of Other Assets (-0.7%)	(63,482)

	Net Assets (100.0%)	$8,501,608

Notes to the Schedule of Investments:

ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	5.1%
Airlines	4.9
Beverages	3.1
Capital Markets	6.1
Chemicals	7.0
Commercial Banks	6.8
Computers & Peripherals	3.8
Diversified Financial Services	6.9
Electrical Equipment	2.4
Energy Equipment & Services	7.0
Food & Staples Retailing	4.2
Food Products	2.7
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	1.6
Household Products	3.1
Industrial Conglomerates	3.8
Insurance	5.5
Life Sciences Tools & Services	3.9
Machinery	2.9
Oil, Gas & Consumable Fuels	1.9
Pharmaceuticals	9.5
Road & Rail	2.0
Textiles, Apparel & Luxury Goods	2.1
Short-Term Investments	2.4

Total	100.7%

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (42.7% of Net Assets)
77,884	TCW Growth Equities Fund — I Class (1)(2)	$986,013
246,575	TCW Relative Value Large Cap Fund — I Class (1)	4,857,527
296,229	TCW Select Equities Fund — I Class (1)	7,293,161
42,132	TCW Value Opportunities Fund — I Class (1)	1,045,304

	Total Diversified U.S. Equity Funds	14,182,005

	Diversified U.S. Fixed Income Funds (50.6%)
1,052,197	Metropolitan West Low Duration Bond Fund — I Class (1)	9,269,852
740,705	TCW Total Return Bond Fund — I Class (1)	7,510,748

	Total Diversified U.S. Fixed Income Funds	16,780,600

	Exchange-Traded Funds (4.2%)
50,740	ProShares UltraShort Euro (2)	898,098
20,720	ProShares UltraShort MSCI Emerging Markets (2)	493,550

	Total Exchange-Traded Funds	1,391,648

	Money Market Investments (0.2%)
67,026	Fidelity Institutional Prime Money Market Portfolio — Institutional Class, 0.01% (3)	67,026

	Total Investment Companies (Cost: $29,964,066) (97.7%)	32,421,279

	Total Investments (Cost: $29,964,066) (97.7%)	32,421,279
	Excess of Other Assets over Liabilities (2.3%)	760,093

	Net Assets (100.0%)	$33,181,372

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

(2)	Non-income producing security.

(3)	Rate disclosed, the 7-day net yield, is as of January 31, 2014.

See accompanying notes to Schedule of Investments.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	42.7%
Diversified U.S. Fixed Income Funds	50.6
Exchange-Traded Funds	4.2
Money Market Investments	0.2

Total	97.7%

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
688,085	Textron, Inc.	$24,427,018

	Air Freight & Logistics (2.1%)
173,580	FedEx Corp.	23,141,686

	Beverages (2.6%)
353,045	PepsiCo, Inc.	28,370,696

	Capital Markets (6.2%)
306,271	Ameriprise Financial, Inc.	32,354,468
530,200	State Street Corp.	35,496,890

	Total Capital Markets	67,851,358

	Chemicals (2.0%)
353,465	Du Pont (E.I.) de Nemours & Co.	21,564,900

	Commercial Services & Supplies (2.7%)
271,614	ADT Corp. (The)	8,159,285
544,005	Tyco International, Ltd.	22,026,762

	Total Commercial Services & Supplies	30,186,047

	Communications Equipment (2.2%)
1,131,085	Cisco Systems, Inc.	24,782,072

	Computers & Peripherals (2.6%)
544,165	Seagate Technology PLC (Netherlands)	28,764,562

	Consumer Finance (3.5%)
225,535	American Express Co.	19,174,986
874,465	SLM Corp.	19,902,823

	Total Consumer Finance	39,077,809

	Containers & Packaging (2.4%)
221,100	Avery Dennison Corp.	10,893,597
242,945	Packaging Corp. of America	15,694,247

	Total Containers & Packaging	26,587,844

	Diversified Financial Services (5.8%)
603,100	Citigroup, Inc.	28,605,033
640,994	JPMorgan Chase & Co.	35,485,428

	Total Diversified Financial Services	64,090,461

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Diversified Telecommunication Services (3.5%)
543,160	AT&T, Inc.	$18,098,091
777,900	Deutsche Telekom AG (SP ADR) (Germany)	12,578,643
1,050,354	Windstream Holdings, Inc.	7,856,648

	Total Diversified Telecommunication Services	38,533,382

	Electric Utilities (1.9%)
425,700	American Electric Power Co., Inc.	20,778,417

	Electronic Equipment, Instruments & Components (3.1%)
747,295	Corning, Inc.	12,860,947
385,000	TE Connectivity, Ltd.	21,756,350

	Total Electronic Equipment, Instruments & Components	34,617,297

	Energy Equipment & Services (5.2%)
355,200	Baker Hughes, Inc.	20,118,528
334,900	Ensco PLC (United Kingdom)	16,868,913
684,760	Nabors Industries, Ltd.	11,695,701
186,970	Transocean, Ltd.	8,092,061

	Total Energy Equipment & Services	56,775,203

	Food Products (3.8%)
375,300	Campbell Soup Co.	15,466,113
115,195	Kraft Foods Group, Inc.	6,030,458
629,190	Mondelez International, Inc.	20,605,973

	Total Food Products	42,102,544

	Health Care Equipment & Supplies (1.2%)
238,475	Medtronic, Inc.	13,488,146

	Health Care Providers & Services (0.8%)
166,565	Quest Diagnostics, Inc	8,744,663

	Household Durables (1.3%)
365,771	Lennar Corp.	14,689,363

	Industrial Conglomerates (6.6%)
1,509,050	General Electric Co.	37,922,426
997,445	Koninklijke Philips Electronics N.V. (NYRS) (Netherlands)	34,611,342

	Total Industrial Conglomerates	72,533,768

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Insurance (5.1%)
340,800	Allstate Corp. (The)	$17,448,960
259,080	MetLife, Inc.	12,707,874
317,500	Travelers Cos., Inc. (The)	25,806,400

	Total Insurance	55,963,234

	Machinery (1.4%)
200,932	Pentair, Ltd.	14,935,276

	Media (5.7%)
519,150	Comcast Corp.	28,267,717
888,400	Regal Entertainment Group	17,323,800
266,919	Time Warner, Inc.	16,770,521

	Total Media	62,362,038

	Oil, Gas & Consumable Fuels (3.9%)
243,460	Chevron Corp.	27,177,440
305,075	Valero Energy Corp.	15,589,332

	Total Oil, Gas & Consumable Fuels	42,766,772

	Personal Products (1.1%)
786,264	Avon Products, Inc.	11,707,471

	Pharmaceuticals (6.2%)
199,000	Johnson & Johnson	17,605,530
259,270	Merck & Co., Inc.	13,733,532
1,219,800	Pfizer, Inc.	37,081,920

	Total Pharmaceuticals	68,420,982

	REIT (1.1%)
598,900	Kimco Realty Corp.	12,522,999

	Semiconductors & Semiconductor Equipment (3.7%)
723,335	Intel Corp.	17,750,641
371,060	Maxim Integrated Products, Inc.	11,228,275
258,700	Microchip Technology, Inc.	11,605,282

	Total Semiconductors & Semiconductor Equipment	40,584,198

	Software (1.6%)
459,275	Microsoft Corp.	17,383,559

	Specialty Retail (3.6%)
470,065	Gap, Inc. (The)	17,900,075

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
281,314	Home Depot, Inc. (The)	$21,618,981

	Total Specialty Retail	39,519,056

	Thrifts & Mortgage Finance (1.3%)
863,900	New York Community Bancorp, Inc.	13,986,541

	Total Common Stock (Cost: $828,478,718) (96.4%)	1,061,259,362

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $38,764,921) (3.5%)
$38,764,921	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $42,670,000 Federal National Mortgage Association, 2.08%, due 11/02/22, valued at $39,543,654) (Total Amount to be Received Upon Repurchase $38,764,921)	38,764,921

	Total Investments (Cost: $867,243,639) (99.9%)	1,100,024,283
	Excess of Other Assets over Liabilities (0.1%)	1,522,018

	Net Assets (100.0%)	$1,101,546,301

Notes to the Schedule of Investments:

NYRS	-	New York Registry Shares.

REIT	-	Real Estate Investment Trust.

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to Schedule of Investments.

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Air Freight & Logistics	2.1
Beverages	2.6
Capital Markets	6.2
Chemicals	2.0
Commercial Services & Supplies	2.7
Communications Equipment	2.2
Computers & Peripherals	2.6
Consumer Finance	3.5
Containers & Packaging	2.4
Diversified Financial Services	5.8
Diversified Telecommunication Services	3.5
Electric Utilities	1.9
Electronic Equipment, Instruments & Components	3.1
Energy Equipment & Services	5.2
Food Products	3.8
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	0.8
Household Durables	1.3
Industrial Conglomerates	6.6
Insurance	5.1
Machinery	1.4
Media	5.7
Oil, Gas & Consumable Fuels	3.9
Personal Products	1.1
Pharmaceuticals	6.2
REIT	1.1
Semiconductors & Semiconductor Equipment	3.7
Software	1.6
Specialty Retail	3.6
Thrifts & Mortgage Finance	1.3
Short-Term Investments	3.5

Total	99.9%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Argentina (0.6% of Net Assets)
EUR 2,000,000	Argentine Republic Government International Bond, 0%, due 12/15/35 (1)(2)	$191,515
$55,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17	42,625

	Total Argentina (Cost: $278,287)	234,140

	Brazil (3.3%)
200,000	Banco Nacional de Desenvolvimento Economico e Social, (144A), 5.75%, due 09/26/23 (3)	196,500
200,000	Brazil Minas SPE via State of Minas Gerais, (144A), 5.333%, due 02/15/28 (3)	184,000
200,000	Gerdau Trade, Inc., (Reg. S), 4.75%, due 04/15/23 (4)	181,000
196,920	Odebrecht Offshore Drilling Finance, Ltd., (144A), 6.75%, due 10/01/22 (3)	201,351
200,000	Petrobras Global Finance BV, 4.375%, due 05/20/23	177,494
200,000	QGOG Constellation S.A., (144A), 6.25%, due 11/09/19 (3)	188,250
191,600	Schahin II Finance Co. SPV, Ltd., (144A), 5.875%, due 09/25/23 (3)	182,499

	Total Brazil (Cost: $1,349,072)	1,311,094

	Chile (1.7%)
200,000	Empresa de Transporte de Pasajeros Metro SA, (144A), 4.75%, due 02/04/24 (3)(5)	201,050
200,000	GeoPark Latin America, Ltd. Agencia en Chile, (144A), 7.5%, due 02/11/20 (3)	207,500
250,000	Guanay Finance, Ltd., (144A), 6%, due 12/15/20 (3)	259,375

	Total Chile (Cost: $656,388)	667,925

	Colombia (1.2%)
280,000	Grupo Aval, Ltd., (144A), 4.75%, due 09/26/22 (3)	261,240
200,000	Pacific Rubiales Energy Corp., (144A), 5.375%, due 01/26/19 (3)	202,500

	Total Colombia (Cost: $469,328)	463,740

	Croatia (Cost: $98,488) (0.2%)
100,000	Croatia Government International Bond, (144A), 6%, due 01/26/24 (3)	98,940

	Dominican Republic (Cost: $203,926) (0.5%)
200,000	Dominican Republic International Bond, (144A), 6.6%, due 01/28/24 (3)	201,510

	El Salvador (Cost: $189,425) (0.5%)
200,000	MMG S.A. (AES El Salvador Trust II), (144A), 6.75%, due 03/28/23 (3)	190,500

	Guatemala (Cost: $171,423) (0.4%)
180,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (3)	164,700

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Hungary (0.9%)
$140,000	Hungary Government International Bond, 4.125%, due 02/19/18	$140,525
230,000	Hungary Government International Bond, 5.75%, due 11/22/23	230,287

	Total Hungary (Cost: $369,130)	370,812

	India (0.9%)
INR 9,500,000	India Government Bond, 7.28%, due 06/03/19	142,069
$200,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (3)	200,875

	Total India (Cost: $343,150)	342,944

	Indonesia (Cost: $200,000) (0.5%)
200,000	Perusahaan Penerbit SBSN, (144A), 6.125%, due 03/15/19 (3)	213,500

	Israel (1.1%)
200,000	Israel Electric Corp., Ltd., (144A), 5.625%, due 06/21/18 (2)(3)	214,250
200,000	Israel Electric Corp., Ltd., (144A), 6.875%, due 06/21/23 (3)	216,878

	Total Israel (Cost: $424,239)	431,128

	Mexico (6.1%)
200,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, (144A), 5.95%, due 01/30/24 (1)(3)	203,750
168,000	BBVA Bancomer S.A., (144A), 6.75%, due 09/30/22 (3)	180,390
300,000	Cemex S.A.B. de C.V., (144A), 4.989%, due 10/15/18 (1)(3)	312,750
200,000	Cemex S.A.B. de C.V., (144A), 6.5%, due 12/10/19 (3)	204,500
200,000	Cemex S.A.B. de C.V., (Reg. S), 7.25%, due 01/15/21 (4)	207,250
200,000	Comision Federal de Electricidad, (144A), 4.875%, due 01/15/24 (3)	198,600
200,000	Offshore Drilling Holding S.A., (144A), 8.375%, due 09/20/20 (3)	216,000
200,000	Petroleos Mexicanos, 3.5%, due 07/18/18	205,000
200,000	Petroleos Mexicanos, 4.875%, due 01/24/22 (2)	203,921
250,000	Petroleos Mexicanos, (144A), 4.875%, due 01/18/24 (3)	249,436
250,000	Petroleos Mexicanos, (144A), 6.375%, due 01/23/45 (3)	253,125

	Total Mexico (Cost: $2,415,901)	2,434,722

	Panama (Cost: $198,020) (0.5%)
200,000	Global Bank Corp., (144A), 4.75%, due 10/05/17 (3)	203,500

	Paraguay (0.8%)
150,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (3)	160,312

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Paraguay (Continued)
$150,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (3)	$153,225

	Total Paraguay (Cost: $308,490)	313,537

	Romania (1.0%)
200,000	Romanian Government International Bond, (144A), 4.875%, due 01/22/24 (3)	197,380
200,000	Romanian Government International Bond, (144A), 6.125%, due 01/22/44 (3)	197,250

	Total Romania (Cost: $394,144)	394,630

	Russia (3.2%)
200,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.5%, due 09/26/19 (3)	213,000
100,000	Gazprom Neft OAO via GPN Capital SA, (144A), 6%, due 11/27/23 (3)	100,500
480,000	Sberbank of Russia via SB Capital S.A., (144A), 5.25%, due 05/23/23 (3)	447,024
200,000	Vnesheconombank via VEB Finance PLC, (144A), 4.224%, due 11/21/18 (3)	198,250
280,000	VTB Bank OJSC via VTB Eurasia, Ltd., (144A), 9.5%, due 12/31/49 (1)(3)(6)	303,100

	Total Russia (Cost: $1,253,374)	1,261,874

	Serbia (1.0%)
200,000	Republic of Serbia, (144A), 5.875%, due 12/03/18 (3)	204,750
200,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (2)(4)	192,500

	Total Serbia (Cost: $387,495)	397,250

	Slovenia (Cost: $310,477) (0.8%)
320,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (3)	321,200

	South Africa (Cost: $201,873) (0.5%)
200,000	Myriad International Holdings BV, (144A), 6%, due 07/18/20 (3)	213,750

	Sri Lanka (Cost: $414,141) (1.1%)
400,000	National Savings Bank, (144A), 8.875%, due 09/18/18 (3)	430,000

	Tanzania (Cost: $201,856) (0.5%)
200,000	Tanzania Government International Bond, (Reg. S), 6.392%, due 03/09/20 (1)(4)	209,500

	Turkey (1.1%)
200,000	Anadolu Efes Biracilik Ve Malt Sanayii A.S., (Reg. S), 3.375%, due 11/01/22 (4)	158,000
200,000	Hazine Mustesarligi Varlik Kiralama A.S., (144A), 4.557%, due 10/10/18 (3)	197,750

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Turkey (Continued)
$100,000	Yapi ve Kredi Bankasi A.S., (144A), 5.25%, due 12/03/18 (3)	$96,750

	Total Turkey (Cost: $473,799)	452,500

	Venezuela (Cost: $191,014) (0.5%)
200,000	Petroleos de Venezuela S.A., 4.9%, due 10/28/14 (2)	187,500

	Total Fixed Income Securities (Cost: $11,503,440) (28.9%)	11,510,896

Number of Shares	Common Stock	Value
	Argentina (Cost: $398,071) (0.8%)
14,910	YPF S.A. (SP ADR)	330,853

	China (22.4%)
102,900	AIA Group, Ltd.	475,649
553,700	Anton Oilfield Services Group	354,782
4,495	Baidu, Inc. (SP ADR) (7)	703,467
80,676	Biostime International Holdings, Ltd.	694,979
298,800	China Longyuan Power Group, Corp.	359,459
233,000	CIMC Enric Holdings, Ltd.	374,407
313,100	CT Environmental Group, Ltd. (7)	196,541
217,000	Dawnrays Pharmaceutical Holdings, Ltd.	157,919
106,185	Galaxy Entertainment Group, Ltd. (7)	1,037,914
1,803,300	GCL-Poly Energy Holdings, Ltd. Class P (7)	610,808
127,600	Haier Electronics Group Co., Ltd.	366,890
22,060	Hollysys Automation Technologies, Ltd. (7)	372,152
14,905	Melco Crown Entertainment, Ltd. (ADR) (7)	610,956
4,835	New Oriental Education & Technology Group (SP ADR) (7)	141,859
70,461	Sands China, Ltd.	541,992
502,400	Sihuan Pharmaceutical Holdings Group, Ltd.	538,627
15,825	Tencent Holdings, Ltd.	1,108,468
6,395	Youku.com, Inc. (ADR) (7)	185,199
1,600	YY, Inc. (ADR) (7)	101,280

	Total China (Cost: $7,928,733)	8,933,348

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Egypt (Cost: $566,427) (1.5%)
123,450	Commercial International Bank Egypt SAE	$609,320

	India (5.7%)
6,700	Axis Bank, Ltd.	120,138
3,325	Cognizant Technology Solutions Corp. (7)	322,259
3,840	HDFC Bank, Ltd. (ADR)	120,154
7,400	ICICI Bank, Ltd.	116,378
49,000	Idea Cellular, Ltd.	111,731
25,800	Lupin, Ltd.	363,686
7,100	State Bank of India	172,941
40,800	Sun Pharmaceutical Industries, Ltd.	383,449
128,700	Zee Entertainment Enterprises, Ltd.	548,090

	Total India (Cost: $2,303,748)	2,258,826

	Indonesia (Cost: $645,355) (1.5%)
5,271,500	Kalbe Farma Tbk PT	605,466

	Iraq (Cost: $337,818) (0.9%)
21,584	Genel Energy PLC (7)	348,679

	Jordan (Cost: $203,536) (0.5%)
11,025	Hikma Pharmaceuticals PLC	217,335

	Kenya (Cost: $269,385) (0.8%)
2,490,000	Safari.com, Ltd.	316,838

	Mexico (1.9%)
42,400	Cemex S.A.B. de C.V. (SP ADR) (7)	524,488
2,470	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR)	222,893

	Total Mexico (Cost: $741,703)	747,381

	Panama (Cost: $385,112) (0.9%)
2,650	Copa Holdings S.A.	346,355

	Peru (Cost: $310,661) (0.8%)
2,390	Credicorp, Ltd.	315,289

	Philippines (Cost: $293,882) (0.7%)
16,660	SM Investments Corp.	257,695

	Poland (2.4%)
7,670	Bank Pekao S.A.	450,245

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Poland (Continued)
38,100	Powszechna Kasa Oszczednosci Bank Polski S.A.	$492,422

	Total Poland (Cost: $890,133)	942,667

	Russia (4.6%)
10,660	Eurasia Drilling Co., Ltd (GDR)	368,836
2,871	Magnit OJSC	685,301
4,310	Mail.ru Group, Ltd., (Reg. S) (GDR)	160,634
16,775	Yandex N.V. (7)	616,481

	Total Russia (Cost: $1,931,323)	1,831,252

	Saudi Arabia (2.6%)
7,670	Fawaz Abdulaziz Alhokair	301,991
29,985	Samba Financial Group	426,000
7,745	Saudi Airlines Catering Co.	309,341

	Total Saudi Arabia (Cost: $973,743)	1,037,332

	South Africa (2.7%)
7,160	Aspen Pharmacare Holdings, Ltd.	162,356
13,288	Brait SE (7)	57,414
24,230	MTN Group, Ltd.	432,684
4,100	Naspers, Ltd. — N Shares (7)	421,797

	Total South Africa (Cost: $1,099,211)	1,074,251

	South Korea (5.9%)
2,300	Hankook Tire Co., Ltd.	131,663
2,280	Hyundai Mipo Dockyard	365,766
1,860	Hyundai Mobis	532,719
18,380	KB Financial Group, Inc.	631,169
283	NHN, Corp.	178,560
12,330	Shinhan Financial Group Co., Ltd.	520,332

	Total South Korea (Cost: $2,218,398)	2,360,209

	Taiwan (8.5%)
28,400	Advantech Co., Ltd.	177,339
69,250	Airtac International Group	624,766
325,877	Cathay Financial Holding Co., Ltd.	490,055
37,512	Eclat Textile Co., Ltd.	410,007
9,800	Ginko International Co., Ltd.	181,338

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Taiwan (Continued)
6,000	Hermes Microvision, Inc.	$174,610
45,000	Hiwin Technologies Corp.	407,333
6,830	St Shine Optical Co., Ltd. (7)	176,337
216,000	Taiwan Semiconductor Manufacturing Co., Ltd.	743,786

	Total Taiwan (Cost: $3,292,592)	3,385,571

	United Arab Emirates (Cost: $282,250) (0.7%)
690,500	Air Arabia PJSC	287,068

	United States (Cost: $322,822) (0.8%)
4,860	IPG Photonics Corp. (7)	324,988

	Total Common Stocks (Cost: $25,394,903) (66.6%)	26,530,723

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $616,048) (1.5%)
$616,048	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $690,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $630,917) (Total Amount to be Received Upon Repurchase $616,048)	616,048

	Total Investments (Cost: $37,514,391) (97.0%)	38,657,667
	Excess of Other Assets over Liabilities (3.0%)	1,185,434

	Total Net Assets (100.0%)	$39,843,101

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
JPMorgan Chase Bank	JPY	19,560,000	04/30/14	$188,041	191,880	$3,839
JPMorgan Chase Bank	ZAR	6,045,300	03/18/14	582,090	537,804	(44,286)

				$770,131	$729,684	$(40,447)

SELL (9)
Bank of America	BRL	685,500	03/24/14	$300,000	$279,449	$20,551
Bank of America	EUR	146,191	01/28/15	200,000	197,317	2,683
JPMorgan Chase Bank	BRL	690,900	03/24/14	300,000	281,651	18,349
JPMorgan Chase Bank	JPY	19,560,000	04/30/14	200,000	191,880	8,120

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank	ZAR	6,045,300	03/18/14	600,000	537,804	62,196

				$1,600,000	$1,488,101	$111,899

Counterparty	Contracts to Deliver/ Units of Currency	Settlement Date	Contracts to Receive/ Units of Currency	Unrealized Appreciation (Depreciation)
CROSS CURRENCY FORWARDS
Bank of America	BRL 285,000	05/13/14	TRY 249,253	$(7,581)
Bank of America	TRY 250,000	05/13/14	BRL 285,000	7,346

				$(235)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
EUR	-	Euro Currency.
INR	-	Indian Rupee.
JPY	-	Japanese Yen.
TRY	-	New Turkish Lira.
ZAR	-	South African Rand.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
SP ADR	-

Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2014.

(2)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 1)

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $9,041,710 or 22.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2014, the value of these securities amounted to $948,250 or 2.4% of net assets.

(5)		This security is purchased on a when-issued, delayed delivery or forward commitment basis.

(6)		Perpetual Maturity.

(7)		Non-income producing security.

(8)		Fund buys foreign currency, sells U.S. Dollar.

(9)		Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Airlines	1.6%
Apparel	1.0
Auto Parts & Equipment	1.6
Banks	6.9
Beverages	1.0
Building Materials	3.1
Commercial Services	0.4
Computers	1.3
Diversified Financial Services	11.3
Electric	2.1
Electrical Components & Equipment	0.4
Energy-Alternate Sources	0.9
Engineering & Construction	0.5
Environmental Control	0.5
Food	1.7
Food Service	0.8
Foreign Government Bonds	7.4
Government Regional/Local	0.5
Healthcare-Products	0.9
Home Furnishings	0.9
Household Products/Wares	1.7
Insurance	2.4
Internet	7.9
Investment Companies	0.7
Iron & Steel	0.4
Lodging	5.5
Machinery - Diversified	0.9
Media	3.0
Mining	0.5
Miscellaneous Manufacturers	2.6
Oil & Gas	5.5
Oil & Gas Services	3.5
Pharmaceuticals	6.0
Real Estate	0.7
Retail	0.7
Semiconductors	3.8
Shipbuilding	0.9
Telecommunications	3.5
Transportation	0.5
Short-Term Investments	1.5

Total	97.0%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	January 31, 2014

Country	Percentage of Net Assets
Argentina	1.4%
Brazil	3.3
Chile	1.7
China	22.4
Colombia	1.2
Croatia	0.2
Dominican Republic	0.5
Egypt	1.5
El Salvador	0.5
Guatemala	0.4
Hungary	0.9
India	6.6
Indonesia	2.0
Iraq	0.9
Israel	1.1
Jordan	0.5
Kenya	0.8
Mexico	8.0
Panama	1.4
Paraguay	0.8
Peru	0.8
Philippines	0.7
Poland	2.4
Romania	1.0
Russia	7.8
Saudi Arabia	2.6
Serbia	1.0
Slovenia	0.8
South Africa	3.2
South Korea	5.9
Sri Lanka	1.1
Taiwan	8.5
Tanzania	0.5
Turkey	1.1
United Arab Emirates	0.7
United States	2.3
Venezuela	0.5

Total	97.0%

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.4% of Net Assets)
157	BE Aerospace, Inc. (1)	$12,477
168	HEICO Corp.	8,941
258	Precision Castparts Corp.	65,725

	Total Aerospace & Defense	87,143

	Auto Components (1.3%)
604	BorgWarner, Inc. (1)	32,435

	Beverages (1.5%)
389	Beam, Inc.	32,404
37	Boston Beer Co., Inc. (1)	7,707

	Total Beverages	40,111

	Biotechnology (5.3%)
279	Alexion Pharmaceuticals, Inc. (1)	44,286
365	BioMarin Pharmaceutical, Inc. (1)	25,141
192	Celgene Corp. (1)	29,171
270	Cepheid, Inc. (1)	14,272
123	Foundation Medicine, Inc. (1)	3,683
14	Intercept Pharmaceuticals, Inc. (1)	4,212
581	Ironwood Pharmaceuticals, Inc. (1)	8,058
155	Karyopharm Therapeutics, Inc. (1)	5,411
71	Theravance, Inc. (1)	2,614

	Total Biotechnology	136,848

	Capital Markets (2.6%)
810	Charles Schwab Corp. (The)	20,104
240	Stifel Financial Corp. (1)	10,836
387	T. Rowe Price Group, Inc.	30,356
432	WisdomTree Investments, Inc. (1)	6,100

	Total Capital Markets	67,396

	Chemicals (2.2%)
450	Praxair, Inc.	56,124

	Commercial Banks (0.4%)
90	SVB Financial Group (1)	10,101

	Communications Equipment (3.3%)
479	Aruba Networks, Inc. (1)	9,441

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Communications Equipment (Continued)
1,012	QUALCOMM, Inc.	$75,111

	Total Communications Equipment	84,552

	Computers & Peripherals (0.8%)
43	Apple, Inc.	21,526

	Diversified Consumer Services (0.4%)
159	MarketAxess Holdings, Inc.	9,976

	Electrical Equipment (1.1%)
212	Roper Industries, Inc.	29,095

	Electronic Equipment, Instruments & Components (1.3%)
281	Cognex Corp.	11,086
111	FARO Technologies, Inc. (1)	5,741
106	FEI Co.	9,934
107	IPG Photonics Corp. (1)	7,155

	Total Electronic Equipment, Instruments & Components	33,916

	Energy Equipment & Services (5.4%)
36	Core Laboratories N.V. (Netherlands)	6,441
274	Dril-Quip, Inc. (1)	27,553
124	Forum Energy Technologies, Inc. (1)	3,115
213	Frank’s International N.V. (Netherlands)	4,993
666	Halliburton Co.	32,641
389	Oceaneering International, Inc.	26,510
456	Schlumberger, Ltd.	39,932

	Total Energy Equipment & Services	141,185

	Food & Staples Retailing (4.6%)
536	Costco Wholesale Corp.	60,225
422	CVS Caremark Corp.	28,578
114	Pricesmart, Inc.	10,363
144	United Natural Foods, Inc. (1)	9,730
190	Whole Foods Market, Inc.	9,929

	Total Food & Staples Retailing	118,825

	Food Products (2.5%)
149	Hain Celestial Group, Inc. (The) (1)	13,692
297	Mead Johnson Nutrition Co.	22,836

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Food Products (Continued)
881	Mondelez International, Inc.	$28,853

	Total Food Products	65,381

	Health Care Equipment & Supplies (0.7%)
516	Endologix, Inc. (1)	8,256
24	Intuitive Surgical, Inc. (1)	9,782

	Total Health Care Equipment & Supplies	18,038

	Health Care Providers & Services (1.0%)
270	Health Net, Inc. (1)	8,880
381	HMS Holdings Corp. (1)	8,774
6	MWI Veterinary Supply, Inc. (1)	1,118
176	Premier, Inc. (1)	6,106

	Total Health Care Providers & Services	24,878

	Health Care Technology (4.8%)
316	athenahealth, Inc. (1)	46,578
1,377	Cerner Corp. (1)	78,338

	Total Health Care Technology	124,916

	Hotels, Restaurants & Leisure (3.4%)
427	ARAMARK Holdings Corp. (1)	10,551
912	Arcos Dorados Holdings, Inc.	8,080
853	Starbucks Corp.	60,666
125	Starwood Hotels & Resorts Worldwide, Inc.	9,339

	Total Hotels, Restaurants & Leisure	88,636

	Household Durables (0.5%)
123	Harman International Industries, Inc.	12,722

	Insurance (2.7%)
750	ACE, Ltd.	70,357

	Internet & Catalog Retail (3.6%)
148	Amazon.com, Inc. (1)	53,086
36	Priceline.com, Inc. (1)	41,216

	Total Internet & Catalog Retail	94,302

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Internet Software & Services (7.4%)
590	Cornerstone OnDemand, Inc. (1)	$33,660
200	Envestnet, Inc. (1)	8,550
328	Equinix, Inc. (1)	60,746
50	Google, Inc. (1)	59,048
130	LinkedIn Corp. (1)	27,977
42	Rocket Fuel, Inc. (1)	2,457

	Total Internet Software & Services	192,438

	IT Services (2.9%)
763	EPAM Systems, Inc. (1)	31,207
206	Visa, Inc.	44,378

	Total IT Services	75,585

	Leisure Equipment & Products (0.3%)
72	Polaris Industries, Inc.	9,014

	Life Sciences Tools & Services (0.2%)
42	Illumina, Inc. (1)	6,384

	Machinery (2.4%)
83	Chart Industries, Inc. (1)	7,091
116	Graco, Inc.	8,061
40	Middleby Corp. (The) (1)	9,863
130	Proto Labs, Inc. (1)	10,317
105	WABCO Holdings, Inc. (1)	9,053
139	Wabtec Corp.	10,260
191	Woodward, Inc.	8,184

	Total Machinery	62,829

	Media (0.3%)
138	AMC Networks, Inc. (1)	8,893

	Metals & Mining (1.1%)
397	Allegheny Technologies, Inc.	12,482
683	Silver Wheaton Corp.	14,828

	Total Metals & Mining	27,310

	Oil, Gas & Consumable Fuels (0.1%)
163	RSP Permian, Inc. (1)	3,333

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Personal Products (1.1%)
429	Estee Lauder Cos., Inc. (The)	$29,489

	Pharmaceuticals (2.5%)
569	Allergan, Inc.	65,207

	Professional Services (1.1%)
445	Verisk Analytics, Inc. (1)	28,418

	REIT (1.7%)
544	American Tower Corp.	43,999

	Road & Rail (3.3%)
505	J.B. Hunt Transport Services, Inc.	37,900
81	Kansas City Southern	8,553
226	Union Pacific Corp.	39,378

	Total Road & Rail	85,831

	Semiconductors & Semiconductor Equipment (1.5%)
617	ARM Holdings PLC (SP ADR) (United Kingdom)	28,425
30	Mellanox Technologies, Ltd. (1)	1,118
574	NVIDIA Corp.	9,012

	Total Semiconductors & Semiconductor Equipment	38,555

	Software (11.9%)
161	ANSYS, Inc. (1)	12,643
176	FireEye, Inc. (1)	12,846
130	MicroStrategy, Inc. (1)	16,341
58	NetSuite, Inc. (1)	6,100
1,673	Salesforce.com, Inc. (1)	101,267
858	ServiceNow, Inc. (1)	54,423
631	Splunk, Inc. (1)	48,606
110	Tyler Technologies, Inc. (1)	11,600
39	Ultimate Software Group, Inc. (The) (1)	6,366
266	VMware, Inc. (1)	23,977
181	Workday, Inc. (1)	16,207

	Total Software	310,376

	Specialty Retail (1.4%)
272	DSW, Inc.	10,241

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
328	Tiffany & Co.	$27,286

	Total Specialty Retail	37,527

	Textiles, Apparel & Luxury Goods (3.8%)
260	Fifth & Pacific Cos., Inc. (1)	7,462
339	Michael Kors Holdings, Ltd. (1)	27,096
262	PVH Corp.	31,668
203	Under Armour, Inc. (1)	21,947
403	Vince Holding Corp. (1)	9,414

	Total Textiles, Apparel & Luxury Goods	97,587

	Trading Companies & Distributors (1.2%)
487	Fastenal Co.	21,394
111	MSC Industrial Direct Co., Inc.	9,326

	Total Trading Companies & Distributors	30,720

	Total Common Stock (Cost: $1,911,662) (97.0%)	2,521,958

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $66,942) (2.6%)
$66,942	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $75,000 Federal Home Loan Mortgage Corp, 1.96%, due 11/07/22 valued at $68,578) (Total Amount to be Received Upon Repurchase $66,942)	66,942

	Total Investments (Cost: $1,978,604) (99.6%)	2,588,900
	Excess of Other Assets over Liabilities (0.4%)	9,783

	Net Assets (100.0%)	$2,598,683

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	3.4%
Auto Components	1.3
Beverages	1.5
Biotechnology	5.3
Capital Markets	2.6
Chemicals	2.2
Commercial Banks	0.4
Communications Equipment	3.3
Computers & Peripherals	0.8
Diversified Consumer Services	0.4
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	5.4
Food & Staples Retailing	4.6
Food Products	2.5
Health Care Equipment & Supplies	0.7
Health Care Providers & Services	1.0
Health Care Technology	4.8
Hotels, Restaurants & Leisure	3.4
Household Durables	0.5
Insurance	2.7
Internet & Catalog Retail	3.6
Internet Software & Services	7.4
IT Services	2.9
Leisure Equipment & Products	0.3
Life Sciences Tools & Services	0.2
Machinery	2.4
Media	0.3
Metals & Mining	1.1
Oil, Gas & Consumable Fuels	0.1
Personal Products	1.1
Pharmaceuticals	2.5
Professional Services	1.1
REIT	1.7
Road & Rail	3.3
Semiconductors & Semiconductor Equipment	1.5
Software	11.9
Specialty Retail	1.4
Textiles, Apparel & Luxury Goods	3.8
Trading Companies & Distributors	1.2
Short-Term Investments	2.6

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.0% of Net Assets)
7,000	BE Aerospace, Inc. (1)	$556,290

	Auto Components (1.7%)
8,902	BorgWarner, Inc.	478,037

	Beverages (4.7%)
1,742	Boston Beer Co., Inc. (1)	362,876
4,000	Constellation Brands, Inc. (1)	306,680
9,800	Monster Beverage Corp. (1)	665,420

	Total Beverages	1,334,976

	Biotechnology (2.0%)
5,500	BioMarin Pharmaceutical, Inc. (1)	378,840
612	Intercept Pharmaceuticals, Inc. (1)	184,139

	Total Biotechnology	562,979

	Capital Markets (2.2%)
8,000	T. Rowe Price Group, Inc.	627,520

	Communications Equipment (1.7%)
8,187	ViaSat, Inc. (1)	487,208

	Consumer Finance (1.6%)
17,305	Santander Consumer USA Holdings, Inc. (1)	443,527

	Diversified Consumer Services (1.6%)
7,400	MarketAxess Holdings, Inc.	464,276

	Electrical Equipment (2.5%)
6,126	AMETEK, Inc.	302,747
3,677	Rockwell Automation, Inc.	422,267

	Total Electrical Equipment	725,014

	Electronic Equipment, Instruments & Components (1.6%)
5,010	FEI Co.	469,537

	Energy Equipment & Services (5.4%)
3,160	Core Laboratories N.V. (Netherlands)	565,387
4,031	Dril-Quip, Inc. (1)	405,357
10,015	Frank’s International N.V. (Netherlands)	234,752

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
4,967	Oceaneering International, Inc.	$338,501

	Total Energy Equipment & Services	1,543,997

	Food & Staples Retailing (1.5%)
4,666	Pricesmart, Inc.	424,139

	Food Products (2.8%)
8,700	Hain Celestial Group, Inc. (The) (1)	799,443

	Health Care Equipment & Supplies (3.0%)
2,100	Intuitive Surgical, Inc. (1)	855,918

	Health Care Providers & Services (1.0%)
8,109	Premier, Inc. (1)	281,301

	Health Care Technology (4.5%)
4,371	athenahealth, Inc. (1)	644,286
11,000	Cerner Corp. (1)	625,790

	Total Health Care Technology	1,270,076

	Hotels, Restaurants & Leisure (4.9%)
48,473	Arcos Dorados Holdings, Inc.	429,471
19,464	Hilton Worldwide Holdings, Inc. (1)	421,395
2,500	Wynn Resorts, Ltd.	543,550

	Total Hotels, Restaurants & Leisure	1,394,416

	Internet Software & Services (3.9%)
2,128	LinkedIn Corp. (1)	457,967
10,288	Twitter, Inc. (1)	663,576

	Total Internet Software & Services	1,121,543

	Leisure Equipment & Products (2.0%)
4,450	Polaris Industries, Inc.	557,140

	Life Sciences Tools & Services (1.5%)
2,900	Illumina, Inc. (1)	440,800

	Machinery (9.4%)
6,805	AGCO Corp.	362,911
4,095	Cummins, Inc.	519,983

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Machinery (Continued)
5,418	Graco, Inc.	$376,497
5,400	Nordson Corp.	374,328
6,482	WABCO Holdings, Inc. (1)	558,878
6,740	Wabtec Corp.	497,479

	Total Machinery	2,690,076

	Media (1.7%)
5,900	Discovery Communications, Inc. (1)	470,702

	Metals & Mining (2.0%)
18,545	Allegheny Technologies, Inc.	583,055

	Oil, Gas & Consumable Fuels (0.5%)
7,160	RSP Permian, Inc. (1)	146,422

	Pharmaceuticals (1.5%)
14,362	Zoetis, Inc.	436,030

	Road & Rail (1.3%)
3,580	Kansas City Southern	378,012

	Semiconductors & Semiconductor Equipment (3.2%)
10,235	ARM Holdings PLC (SP ADR) (United Kingdom)	471,527
27,300	NVIDIA Corp.	428,610

	Total Semiconductors & Semiconductor Equipment	900,137

	Software (13.3%)
7,400	ANSYS, Inc. (1)	581,122
5,919	FireEye, Inc. (1)	432,028
2,718	NetSuite, Inc. (1)	285,879
6,703	ServiceNow, Inc. (1)	425,171
10,985	Splunk, Inc. (1)	846,175
2,700	Ultimate Software Group, Inc. (The) (1)	440,721
8,740	Workday, Inc. (1)	782,580

	Total Software	3,793,676

	Specialty Retail (4.5%)
5,257	CarMax, Inc. (1)	237,143
10,288	Dick’s Sporting Goods, Inc.	540,120

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
13,352	DSW, Inc.	$502,703

	Total Specialty Retail	1,279,966

	Textiles, Apparel & Luxury Goods (5.1%)
16,772	Fifth & Pacific Cos., Inc. (1)	481,357
8,966	Under Armour, Inc. (1)	969,314

	Total Textiles, Apparel & Luxury Goods	1,450,671

	Trading Companies & Distributors (1.7%)
5,870	MSC Industrial Direct Co., Inc.	493,198

	Total Common Stock (Cost: $19,486,941) (96.3%)	27,460,082

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $385,616) (1.4%)
$385,616	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $435,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $397,752) (Total Amount to be Received Upon Repurchase $385,616)	385,616

	Total Short-Term Investments (Cost: $385,616) (1.4%)	385,616

	Total Investments (Cost: $19,872,557) (97.7%)	27,845,698
	Excess of Other Assets over Liabilities (2.3%)	654,143

	Net Assets (100.0%)	$28,499,841

Notes to the Schedule of Investments:

SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	2.0%
Auto Components	1.7
Beverages	4.7
Biotechnology	2.0
Capital Markets	2.2
Communications Equipment	1.7
Consumer Finance	1.6
Diversified Consumer Services	1.6
Electrical Equipment	2.5
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	5.4
Food & Staples Retailing	1.5
Food Products	2.8
Health Care Equipment & Supplies	3.0
Health Care Providers & Services	1.0
Health Care Technology	4.5
Hotels, Restaurants & Leisure	4.9
Internet Software & Services	3.9
Leisure Equipment & Products	2.0
Life Sciences Tools & Services	1.5
Machinery	9.4
Media	1.7
Metals & Mining	2.0
Oil, Gas & Consumable Fuels	0.5
Pharmaceuticals	1.5
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	3.2
Software	13.3
Specialty Retail	4.5
Textiles, Apparel & Luxury Goods	5.1
Trading Companies & Distributors	1.7
Short-Term Investments	1.4

Total	97.7%

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Argentina (Cost: $26,460) (0.9% of Net Assets)
1,000	YPF S.A. (SP ADR)	$22,190

	Australia (Cost: $32,117) (1.3%)
500	BHP Billiton, Ltd. (SP ADR)	31,975

	Brazil (Cost: $31,731) (1.5%)
1,440	Cielo S.A.	38,140

	Canada (9.5%)
900	Agnico Eagle Mines, Ltd.	27,972
11,000	B2Gold Corp. (1)	25,630
600	Franco-Nevada Corp.	29,070
1,000	Goldcorp, Inc.	24,890
3,000	HudBay Minerals, Inc.	23,812
6,000	Lundin Mining Corp. (1)	26,236
1,200	Silver Wheaton Corp.	26,052
600	West Fraser Timber Co., Ltd.	30,809
2,500	Yamana Gold, Inc.	23,425

	Total Canada (Cost: $236,583)	237,896

	China (11.9%)
200	Baidu.com, Inc. (SP ADR) (1)	31,300
20,000	Chow Tai Fook Jewellery Group, Ltd.	29,124
4,000	ENN Energy Holdings, Ltd.	25,855
30,000	Fosun International, Ltd.	32,178
4,000	Sands China, Ltd.	30,768
500	SouFun Holdings, Ltd. (ADR)	40,695
500	Tencent Holdings, Ltd.	35,023
40,000	Travelsky Technology, Ltd. Class H	42,113
500	YY, Inc. (ADR) (1)	31,650

	Total China (Cost: $223,797)	298,706

	Denmark (3.1%)
500	Pandora A/S	28,687
700	SimCorp A/S	25,664
700	Vestas Wind Systems A/S (1)	23,167

	Total Denmark (Cost: $77,404)	77,518

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Germany (3.1%)
300	MorphoSys AG (1)	$26,229
500	United Internet AG	21,838
700	Wirecard AG	30,595

	Total Germany (Cost: $72,529)	78,662

	India (5.9%)
5,000	GAIL India, Ltd.	28,749
8,000	Motherson Sumi Systems, Ltd.	25,920
12,000	NMDC, Ltd.	27,634
20,000	Power Grid Corp. of India, Ltd.	30,573
8,000	Zee Entertainment Enterprises, Ltd.	34,069

	Total India (Cost: $136,106)	146,945

	Iraq (2.5%)
2,300	Genel Energy PLC (1)	37,155
10,000	Gulf Keystone Petroleum, Ltd. (1)	25,878

	Total Iraq (Cost: $56,543)	63,033

	Ireland (Cost: $23,667) (0.9%)
60,000	Bank of Ireland (1)	23,707

	Italy (Cost: $25,026) (1.0%)
800	Banca Generali SpA	24,449

	Japan (24.8%)
400	Astellas Pharma, Inc.	24,719
800	CyberAgent, Inc.	38,766
2,000	Dai-ichi Life Insurance Co., Ltd. (The)	30,010
3,000	Daiwa Securities Group, Inc.	27,823
400	Don Quijote Holding Co., Ltd.	24,517
1,400	F@N Communications, Inc.	56,095
2,000	GMO internet, Inc.	24,393
500	Hikari Tsushin, Inc.	41,605
1,500	Kakaku.com, Inc.	28,363
5,000	Mizuho Financial Group, Inc. (ADR)	21,250
1,000	ORIX Corp.	15,168
1,500	Park24 Co., Ltd.	30,868
2,000	Rakuten, Inc.	32,725
4,000	Resona Holdings, Inc.	21,084
2,000	SBI Holdings, Inc.	27,384

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Japan (Continued)
600	Softbank Corp.	$43,438
1,000	Start Today Co., Ltd.	22,173
6,000	Sumitomo Mitsui Trust Holdings, Inc.	28,465
600	Sumitomo Realty & Development Co., Ltd.	26,492
700	Tokio Marine Holdings, Inc.	20,439
6,000	Yahoo Japan Corp.	33,872

	Total Japan (Cost: $507,989)	619,649

	Jersey (Cost: $30,475) (1.4%)
500	Randgold Resources, Ltd. (ADR)	34,450

	Mexico (3.0%)
2,500	Fresnillo PLC	31,223
8,000	Genomma Lab Internacional S.A.B. de C.V. (1)	19,740
10,000	OHL Mexico S.A.B. de C.V. (1)	24,518

	Total Mexico (Cost: $75,536)	75,481

	Portugal (Cost: $27,040) (1.2%)
20,000	Banco Espirito Santo S.A. (1)	30,338

	Russia (4.9%)
600	Mail.ru Group, Ltd. (GDR)	22,362
12,000	Moscow Exchange MICEX-RTS OAO	21,000
700	QIWI PLC (SP ADR)	25,263
1,500	TCS Group Holding PLC (GDR) (1)	16,438
1,000	Yandex N.V. (1)	36,750

	Total Russia (Cost: $127,089)	121,813

	Singapore (Cost: $26,737) (1.3%)
18,000	Ezion Holdings, Ltd.	31,677

	South Korea (6.8%)
2,000	Interpark Corp.	25,494
800	Kangwon Land, Inc. (1)	25,144
1,500	Kginicis Co., Ltd.	25,799
70	NAVER Corp.	44,167
120	NCSoft Corp.	22,059
800	SK Hynix, Inc. (1)	27,875

	Total South Korea (Cost: $162,060)	170,538

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Spain (Cost: $26,362) (1.1%)
700	Bolsas y Mercados Espanoles S.A.	$27,366

	Sri Lanka (Cost: $32,783) (1.3%)
17,307	John Keells Holdings PLC	31,456

	Switzerland (Cost: $27,494) (1.0%)
5,000	Glencore Xstrata PLC	26,362

	United Kingdom (6.6%)
3,000	CSR PLC	32,566
1,500	Hargreaves Lansdown PLC	36,587
8,000	Optimal Payments PLC (1)	52,671
3,750	Playtech, Ltd.	42,500

	Total United Kingdom (Cost: $104,716)	164,324

	United States (2.2%)
10,000	Samsonite International S.A.	27,483
1,500	Tahoe Resources, Inc. (1)	26,640

	Total United States (Cost: $48,946)	54,123

	Total Common Stock (Cost: $2,139,190) (97.2%)	2,430,798

	Warrants
	Greece (Cost: $27,074) (1.0%)
14,000	Alpha Bank AE, Strike Price EUR0.45, Expires 12/10/17 (1)	24,357

	Sri Lanka (0.0%)
769	John Keells Holdings PLC, Strike Price LKR185, Expires 11/12/15 (1)	441
769	John Keells Holdings PLC, Strike Price LKR195, Expires 11/11/16 (1)	459

	Total Sri Lanka (Cost: $0)	900

	Total Warrants (Cost: $27,074) (1.0%)	25,257

Contracts	Purchased Options
	Currency Option (Cost: $10,000) (1.3%)
5,000	JPY Put, Strike Price JPY100.00, Expires 11/17/15 (2)	32,147

	Total Purchased Options (Cost: $10,000)	32,147

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Total Investments (Cost: $2,176,264) (99.5%)	2,488,202
Excess of Other Assets over Liabilities (0.5%)	12,900

Total Net Assets (100.0%)	$2,501,102

Notes to the Schedule of Investments:

EUR	-	Euro Currency.
JPY	-	Japanese Yen.
LKR	-	Sri Lankan Rupee.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
ADR	-	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

(2)		Over-the-counter traded option; Counterparty — Morgan Stanley.

See accompanying notes to Schedule of Investments.

TCW International Growth Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Air Freight & Logistics	3.5%
Auto Components	1.0
Capital Markets	5.8
Commercial Banks	5.9
Commercial Services & Supplies	1.2
Consumer Finance	0.6
Diversified Financial Services	1.9
Electric Utilities	1.2
Electrical Equipment	0.9
Energy Equipment & Services	1.3
Gas Utilities	2.2
Hotels, Restaurants & Leisure	2.2
Industrial Conglomerates	1.3
Insurance	2.0
Internet & Catalog Retail	3.2
Internet Software & Services	15.4
IT Services	7.5
Life Sciences Tools & Services	1.0
Media	3.0
Metals & Mining	16.7
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	2.5
Paper & Forest Products	1.2
Pharmaceuticals	1.8
Semiconductors & Semiconductor Equipment	2.4
Software	3.6
Specialty Retail	2.9
Textiles, Apparel & Luxury Goods	2.3
Transportation Infrastructure	1.0
Wireless Telecommunication Services	1.7
Purchased Options	1.3

Total	99.5%

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Australia (2.1% of Net Assets)
800,000	Beadell Resources, Ltd. (1)	$492,587
500,000	Mint Wireless, Ltd. (1)	153,151

	Total Australia (Cost: $762,382)	645,738

	Burkina Faso (Cost: $494,097) (1.9%)
175,000	SEMAFO, Inc.	564,085

	Canada (9.6%)
4,000,000	Africa Hydrocarbons, Inc. (1)(2)	538,721
200,000	B2Gold Corp. (1)	472,278
60,000	Caracal Energy, Inc. (1)	430,537
500,000	DualEx Energy International, Inc. (1)	96,521
200,000	Electrovaya, Inc. (1)	127,497
4,750,000	Ivernia, Inc. (1)(2)	597,082
175,000	Nevsun Resources, Ltd. (1)	642,649

	Total Canada (Cost: $3,140,316)	2,905,285

	China (5.7%)
150,000	Bloomage Biotechnology Corp., Ltd.	406,577
800,000	Newocean Energy Holdings, Ltd.	682,475
600,000	Travelsky Technology, Ltd. - Class H	631,700

	Total China (Cost: $1,169,824)	1,720,752

	Denmark (Cost: $348,864) (1.1%)
9,000	SimCorp A/S	329,964

	Germany (3.0%)
4,000	MorphoSys AG (1)	349,725
5,000	XING AG	568,707

	Total Germany (Cost: $786,494)	918,432

	India (12.3%)
350,000	DCB Bank, Ltd. (1)	283,950
400,000	Finolex Cables, Ltd.	540,943
100,000	Kajaria Ceramics, Ltd.	491,581
80,000	Multi Commodity Exchange of India, Ltd.	637,076
700,000	PTC India, Ltd.	618,270

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	India (Continued)
82,863	Sunteck Realty, Ltd. (2)	$354,522
150,000	Tribhovandas Bhimji Zaveri, Ltd.	311,992
400,000	TVS Motor Co., Ltd.	496,050

	Total India (Cost: $4,154,816)	3,734,384

	Iraq (Cost: $362,230) (1.1%)
125,000	Gulf Keystone Petroleum, Ltd. (1)	323,472

	Israel (3.4%)
80,000	Plus500, Ltd.	376,124
400,000	Sarin Technologies, Ltd. (2)	640,285

	Total Israel (Cost: $780,530)	1,016,409

	Japan (26.7%)
375,000	Accretive Co., Ltd. (1)	795,133
40,000	Anicom Holdings, Inc. (1)	453,187
65,000	Benefit One, Inc. (2)	588,686
24,000	Broadleaf Co., Ltd.	385,748
15,000	CyberAgent, Inc.	726,863
7,000	Enigmo, Inc. (1)	371,733
20,000	enish, Inc.	525,467
15,000	F@N Communications, Inc.	601,019
20,000	GMO internet, Inc.	243,925
14,000	GMO Payment Gateway, Inc.	666,982
40,000	Infomart Corp.	666,603
70,000	KLab, Inc. (1)	513,438
60,000	Sourcenext Corp. (1)	420,330
20,000	Start Today Co., Ltd.	443,450
45,000	Tokai Tokyo Financial Holdings, Inc.	392,900
25,000	ValueCommerce Co., Ltd.	286,346

	Total Japan (Cost: $6,810,081)	8,081,810

	Jersey (Cost: $400,892) (1.5%)
150,000	Heritage Oil PLC (1)	461,451

	Malaysia (Cost: $234,676) (1.3%)
200,000	iProperty Group, Ltd. (1)	385,584

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Norway (3.3%)
300,000	Electromagnetic GeoServices (1)	$333,971
80,000	Nordic Semiconductor ASA (1)	381,046
50,000	Spectrum ASA	295,296

	Total Norway (Cost: $1,162,419)	1,010,313

	Russia (Cost: $221,448) (0.7%)
20,000	TCS Group Holding PLC (GDR) (1)	219,171

	Singapore (Cost: $503,834) (1.7%)
300,000	Ezion Holdings, Ltd.	527,956

	South Korea (3.1%)
40,000	Interpark Corp.	509,879
25,000	Kginicis Co., Ltd.	429,990

	Total South Korea (Cost: $904,864)	939,869

	Sri Lanka (Cost: $546,395) (1.7%)
288,461	John Keells Holdings PLC	524,292

	Sweden (Cost: $473,864) (1.3%)
1,200,000	TrustBuddy International AB	384,651

	United Kingdom (14.7%)
600,000	Amerisur Resources PLC (1)	503,033
40,000	blur Group PLC (1)	355,082
30,000	Consort Medical PLC	525,719
45,000	CSR PLC	488,489
400,000	Monitise PLC (1)	436,767
150,000	Optimal Payments PLC (1)	987,572
20,000	Playtech, Ltd.	226,669
4,000,000	Sable Mining Africa, Ltd. (1)(2)	723,315
10,000	WANdisco PLC (1)	197,268

	Total United Kingdom (Cost: $3,251,413)	4,443,914

	United States (Cost: $528,711) (1.8%)
30,000	Tahoe Resources, Inc. (1)	532,795

	Total Common Stock (Cost: $27,038,150) (98.0%)	29,670,327

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Warrants	Value
	Sri Lanka (0.0%)
12,820	John Keells Holdings PLC, Strike Price LKR185, Expires 11/12/15 (1)	7,354
12,820	John Keells Holdings PLC, Strike Price LKR195, Expires 11/11/16 (1)	7,648

	Total Sri Lanka (Cost: $0)	15,002

	Total Warrants (Cost: $0) (0.0%)	15,002

Contracts	Purchased Options
	Currency Option (Cost: $203,500) (1.6%)
100,000	JPY Put, Strike Price JPY100.00, Expires 12/04/14 (3)	482,740

	Total Purchased Options (Cost: $203,500)	482,740

	Total Investments (Cost: $27,241,650) (99.6%)	30,168,069
	Excess of Other Assets over Liabilities (0.4%)	111,248

	Total Net Assets (100.0%)	$30,279,317

Notes to the Schedule of Investments:

JPY	-	Japanese Yen.
LKR	-	Sri Lankan Rupee.
GDR	-	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

(1)		Non-income producing security.

(2)		Illiquid security.

(3)		Over-the-counter traded option; Counterparty — Morgan Stanley.

See accompanying notes to Schedule of Investments.

TCW International Small Cap Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Automobiles	1.6%
Building Products	1.6
Capital Markets	1.3
Chemicals	1.3
Commercial Banks	1.6
Diversified Financial Services	6.0
Electrical Equipment	2.2
Energy Equipment & Services	3.8
Health Care Equipment & Supplies	1.7
Independent Power Producers & Energy Traders	2.1
Industrial Conglomerates	1.7
Insurance	1.5
Internet & Catalog Retail	3.2
Internet Software & Services	11.9
IT Services	9.0
Life Sciences Tools & Services	1.1
Machinery	2.1
Media	3.4
Metals & Mining	13.4
Oil, Gas & Consumable Fuels	10.1
Professional Services	1.9
Real Estate Management & Development	1.2
Semiconductors & Semiconductor Equipment	2.8
Software	10.5
Specialty Retail	1.0
Purchased Options	1.6

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.2% of Net Assets)
591,510	Textron, Inc.	$20,998,605

	Auto Components (1.9%)
659,215	Dana Holding Corp.	12,472,348

	Beverages (2.4%)
191,500	PepsiCo, Inc.	15,388,940

	Capital Markets (5.9%)
172,926	Ameriprise Financial, Inc.	18,267,903
305,000	State Street Corp.	20,419,750

	Total Capital Markets	38,687,653

	Commercial Services & Supplies (2.9%)
157,605	ADT Corp. (The)	4,734,454
345,815	Tyco International, Ltd.	14,002,050

	Total Commercial Services & Supplies	18,736,504

	Communications Equipment (2.2%)
664,615	Cisco Systems, Inc.	14,561,715

	Computers & Peripherals (2.2%)
166,740	Western Digital Corp.	14,367,986

	Consumer Finance (4.4%)
217,145	American Express Co.	18,461,668
446,905	SLM Corp.	10,171,558

	Total Consumer Finance	28,633,226

	Containers & Packaging (1.9%)
396,935	Sealed Air Corp.	12,380,403

	Diversified Financial Services (6.1%)
388,300	Citigroup, Inc.	18,417,069
382,068	JPMorgan Chase & Co.	21,151,284

	Total Diversified Financial Services	39,568,353

	Diversified Telecommunication Services (1.4%)
270,400	AT&T, Inc.	9,009,728

	Electric Utilities (1.8%)
239,950	American Electric Power Co., Inc.	11,711,959

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (3.5%)
421,290	Corning, Inc.	$7,250,401
275,130	TE Connectivity, Ltd.	15,547,596

	Total Electronic Equipment, Instruments & Components	22,797,997

	Energy Equipment & Services (5.1%)
268,550	Baker Hughes, Inc.	15,210,672
219,400	Ensco PLC (United Kingdom)	11,051,178
426,230	Nabors Industries, Ltd.	7,280,008

	Total Energy Equipment & Services	33,541,858

	Food Products (2.4%)
478,955	Mondelez International, Inc.	15,685,776

	Health Care Equipment & Supplies (2.2%)
265,693	Hologic, Inc. (1)	5,675,203
147,215	Medtronic, Inc.	8,326,480

	Total Health Care Equipment & Supplies	14,001,683

	Health Care Providers & Services (2.6%)
107,665	Cigna Corp.	9,292,566
90,955	WellPoint, Inc.	7,822,130

	Total Health Care Providers & Services	17,114,696

	Household Durables (2.0%)
324,463	Lennar Corp.	13,030,434

	Independent Power Producers & Energy Traders (1.6%)
725,700	AES Corporation (The)	10,203,342

	Industrial Conglomerates (3.4%)
874,650	General Electric Co.	21,979,954

	Insurance (3.8%)
282,285	Hartford Financial Services Group, Inc.	9,385,976
186,170	Travelers Cos., Inc. (The)	15,131,898

	Total Insurance	24,517,874

	Machinery (3.9%)
111,267	Pentair, Ltd.	8,270,476
417,230	Terex Corp.	17,106,430

	Total Machinery	25,376,906

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Media (5.2%)
468,600	Comcast Corp.	$25,515,270
134,978	Time Warner, Inc.	8,480,668

	Total Media	33,995,938

	Metals & Mining (0.7%)
146,890	Allegheny Technologies, Inc.	4,618,222

	Oil, Gas & Consumable Fuels (4.5%)
148,900	Chevron Corp.	16,621,707
246,700	Valero Energy Corp.	12,606,370

	Total Oil, Gas & Consumable Fuels	29,228,077

	Pharmaceuticals (8.0%)
118,350	Johnson & Johnson	10,470,424
154,350	Merck & Co., Inc.	8,175,920
264,790	Mylan, Inc. (1)	12,024,114
711,450	Pfizer, Inc.	21,628,080

	Total Pharmaceuticals	52,298,538

	Semiconductors & Semiconductor Equipment (4.1%)
495,675	Applied Materials, Inc.	8,337,253
440,300	Intel Corp.	10,804,962
153,395	Lam Research Corp. (1)	7,763,321

	Total Semiconductors & Semiconductor Equipment	26,905,536

	Software (1.6%)
273,790	Microsoft Corp.	10,362,951

	Specialty Retail (4.7%)
344,120	Gap, Inc. (The)	13,104,090
229,500	Home Depot, Inc. (The)	17,637,075

	Total Specialty Retail	30,741,165

	Total Common Stock (Cost: $417,273,462) (95.6%)	622,918,367

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $28,895,515) (4.4%)
$28,895,515	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $32,235,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22, valued at $29,474,814) (Total Amount to be Received Upon Repurchase $28,895,515)	28,895,515

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	January 31, 2014

Total Short-Term Investments (Cost: $28,895,515) (4.4%)	28,895,515

Total Investments (Cost: $446,168,977) (100.0%)	651,813,882
Excess of Other Assets over Liabilities (0.0%)	105,564

Net Assets (100.0%)	$651,919,446

Notes to the Schedule of Investments:

(1)	Non-incomeproducing security.

See accompanying notes to Schedule of Investments.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	3.2%
Auto Components	1.9
Beverages	2.4
Capital Markets	5.9
Commercial Services & Supplies	2.9
Communications Equipment	2.2
Computers & Peripherals	2.2
Consumer Finance	4.4
Containers & Packaging	1.9
Diversified Financial Services	6.1
Diversified Telecommunication Services	1.4
Electric Utilities	1.8
Electronic Equipment, Instruments & Components	3.5
Energy Equipment & Services	5.1
Food Products	2.4
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	2.6
Household Durables	2.0
Independent Power Producers & Energy Traders	1.6
Industrial Conglomerates	3.4
Insurance	3.8
Machinery	3.9
Media	5.2
Metals & Mining	0.7
Oil, Gas & Consumable Fuels	4.5
Pharmaceuticals	8.0
Semiconductors & Semiconductor Equipment	4.1
Software	1.6
Specialty Retail	4.7
Short-Term Investments	4.4

Total	100.0%

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.8% of Net Assets)
259,610	Precision Castparts Corp.	$66,135,648

	Biotechnology (5.2%)
604,970	BioMarin Pharmaceutical, Inc. (1)	41,670,333
316,890	Celgene Corp. (1)	48,145,098

	Total Biotechnology	89,815,431

	Capital Markets (1.9%)
1,321,750	Charles Schwab Corp. (The)	32,805,835

	Chemicals (2.7%)
371,900	Praxair, Inc.	46,383,368

	Communications Equipment (3.4%)
788,473	QUALCOMM, Inc.	58,520,466

	Energy Equipment & Services (7.4%)
304,245	Dril-Quip, Inc. (1)	30,594,877
463,930	Oceaneering International, Inc.	31,616,829
743,166	Schlumberger, Ltd.	65,079,047

	Total Energy Equipment & Services	127,290,753

	Food & Staples Retailing (3.2%)
342,624	Costco Wholesale Corp.	38,497,233
305,600	Whole Foods Market, Inc.	15,970,656

	Total Food & Staples Retailing	54,467,889

	Food Products (2.2%)
483,570	Mead Johnson Nutrition Co.	37,181,697

	Health Care Technology (7.4%)
368,502	athenahealth, Inc. (1)	54,317,195
1,276,062	Cerner Corp. (1)	72,595,167

	Total Health Care Technology	126,912,362

	Hotels, Restaurants & Leisure (3.7%)
896,095	Starbucks Corp.	63,730,276

	Insurance (3.6%)
668,200	ACE, Ltd.	62,683,842

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Internet & Catalog Retail (8.9%)
241,750	Amazon.com, Inc. (1)	$86,713,307
58,140	Priceline.com, Inc. (1)	66,563,905

	Total Internet & Catalog Retail	153,277,212

	Internet Software & Services (11.3%)
281,820	Equinix, Inc. (1)	52,193,064
82,483	Google, Inc. (1)	97,409,949
211,850	LinkedIn Corp. (1)	45,592,238

	Total Internet Software & Services	195,195,251

	IT Services (4.2%)
335,006	Visa, Inc.	72,170,343

	Metals & Mining (1.4%)
1,114,820	Silver Wheaton Corp.	24,202,742

	Pharmaceuticals (2.6%)
394,110	Allergan, Inc.	45,165,006

	Professional Services (2.7%)
725,250	Verisk Analytics, Inc. (1)	46,314,465

	REIT (4.2%)
887,332	American Tower Corp.	71,767,412

	Semiconductors & Semiconductor Equipment (2.7%)
1,005,075	ARM Holdings PLC (SP ADR) (United Kingdom)	46,303,805

	Software (10.7%)
1,515,948	Salesforce.com, Inc. (1)	91,760,333
100,312	ServiceNow, Inc. (1)	6,362,790
614,800	Splunk, Inc. (1)	47,358,044
434,410	VMware, Inc. (1)	39,157,717

	Total Software	184,638,884

	Specialty Retail (2.6%)
534,550	Tiffany & Co.	44,469,215

	Trading Companies & Distributors (2.0%)
794,177	Fastenal Co.	34,888,196

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Schedule of Investments (Unaudited)	January 31, 2014

	Total Common Stock (Cost: $1,122,089,044) (97.8%)	1,684,320,098

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $65,483,621) (3.8%)
$65,483,621	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $73,050,000 Federal Home Loan Mortgage Corp, 1.96%, due 11/07/22, valued at $66,794,948) (Total Amount to be Received Upon Repurchase $65,483,621)	$65,483,621

	Total Short-Term Investments (Cost: $65,483,621) (3.8%)	65,483,621

	Total Investments (Cost: $1,187,572,665) (101.6%)	1,749,803,719
	Liabilities in Excess of Other Assets (-1.6%)	(28,168,928)

	Net Assets (100.0%)	$1,721,634,791

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.
SP ADR	-	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Select Equities Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	3.8%
Biotechnology	5.2
Capital Markets	1.9
Chemicals	2.7
Communications Equipment	3.4
Energy Equipment & Services	7.4
Food & Staples Retailing	3.2
Food Products	2.2
Health Care Technology	7.4
Hotels, Restaurants & Leisure	3.7
Insurance	3.6
Internet & Catalog Retail	8.9
Internet Software & Services	11.3
IT Services	4.2
Metals & Mining	1.4
Pharmaceuticals	2.6
Professional Services	2.7
REIT	4.2
Semiconductors & Semiconductor Equipment	2.7
Software	10.7
Specialty Retail	2.6
Trading Companies & Distributors	2.0
Short-Term Investments	3.8

Total	101.6%

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.3% of Net Assets)
55,712	HEICO Corp.	$2,964,993

	Auto Components (1.0%)
43,400	Dorman Products, Inc. (1)	2,263,744

	Beverages (1.3%)
13,700	Boston Beer Co., Inc. (1)	2,853,847

	Biotechnology (7.2%)
38,700	Agios Pharmaceuticals, Inc. (1)	1,023,615
65,340	Cepheid, Inc. (1)	3,453,872
36,400	Foundation Medicine, Inc. (1)	1,089,816
44,900	Hyperion Therapeutics, Inc. (1)	1,260,792
64,500	Intrexon Corp. (1)	2,165,265
65,883	Ironwood Pharmaceuticals, Inc. (1)	913,797
50,300	Karyopharm Therapeutics, Inc. (1)	1,755,973
121,225	Kindred Biosciences, Inc. (1)	1,882,624
40,540	OncoMed Pharmaceuticals, Inc. (1)	1,223,092
36,800	Ophthotech Corp. (1)	1,136,752
4,875	Ultragenyx Pharmaceutical Inc. (1)	205,969

	Total Biotechnology	16,111,567

	Building Products (2.4%)
134,445	Ply Gem Holdings, Inc. (1)	1,782,741
50,200	Trex Co., Inc. (1)	3,530,566

	Total Building Products	5,313,307

	Capital Markets (4.5%)
62,110	Greenhill & Co., Inc.	3,226,614
177,725	Marcus & Millichap, Inc. (1)	2,962,676
276,000	WisdomTree Investments, Inc. (1)	3,897,120

	Total Capital Markets	10,086,410

	Commercial Banks (1.6%)
71,458	Independent Bank Group, Inc.	3,630,066

	Communications Equipment (1.7%)
187,187	Aruba Networks, Inc. (1)	3,689,456

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Computers & Peripherals (1.0%)
52,670	Nimble Storage, Inc. (1)	$2,276,924

	Diversified Consumer Services (1.5%)
53,164	MarketAxess Holdings, Inc.	3,335,509

	Electrical Equipment (1.1%)
36,700	Power Solutions International, Inc. (1)	2,440,917

	Electronic Equipment, Instruments & Components (3.8%)
104,998	Cognex Corp.	4,142,171
83,089	FARO Technologies, Inc. (1)	4,297,363

	Total Electronic Equipment, Instruments & Components	8,439,534

	Energy Equipment & Services (1.5%)
44,299	Forum Energy Technologies, Inc. (1)	1,112,791
27,700	Geospace Technologies Corp. (1)	2,202,704

	Total Energy Equipment & Services	3,315,495

	Food & Staples Retailing (1.2%)
28,637	Pricesmart, Inc.	2,603,103

	Food Products (4.2%)
48,800	Annie’s, Inc. (1)	1,957,856
43,197	Hain Celestial Group, Inc. (The) (1)	3,969,372
242,204	Lifeway Foods, Inc.	3,400,544

	Total Food Products	9,327,772

	Health Care Equipment & Supplies (4.6%)
79,531	DexCom, Inc. (1)	3,217,824
196,104	Endologix, Inc. (1)	3,137,664
66,000	LDR Holding Corp. (1)	1,743,720
108,485	Novadaq Technologies, Inc. (1)	2,222,858

	Total Health Care Equipment & Supplies	10,322,066

	Health Care Providers & Services (4.5%)
88,000	ExamWorks Group, Inc. (1)	2,709,520
102,600	Health Net, Inc. (1)	3,374,514
158,158	HMS Holdings Corp. (1)	3,642,379

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Health Care Providers & Services (Continued)
1,923	MWI Veterinary Supply, Inc. (1)	$358,178

	Total Health Care Providers & Services	10,084,591

	Health Care Technology (1.7%)
26,200	athenahealth, Inc. (1)	3,861,880

	Hotels, Restaurants & Leisure (5.2%)
359,219	Arcos Dorados Holdings, Inc.	3,182,680
95,300	Multimedia Games Holding Co., Inc. (1)	3,026,728
250,900	Orient-Express Hotels, Ltd. (1)	3,552,744
83,994	Potbelly Corp. (1)	1,904,144

	Total Hotels, Restaurants & Leisure	11,666,296

	Household Durables (1.3%)
29,175	Harman International Industries, Inc.	3,017,570

	Insurance (1.0%)
41,300	eHealth, Inc. (1)	2,206,659

	Internet Software & Services (7.1%)
63,140	Cornerstone OnDemand, Inc. (1)	3,602,137
79,100	Envestnet, Inc. (1)	3,381,525
99,200	Gogo, Inc. (1)	2,022,688
52,461	Rocket Fuel, Inc. (1)	3,068,969
39,992	SPS Commerce, Inc. (1)	2,584,283
40,000	Textura Corp. (1)	1,257,600

	Total Internet Software & Services	15,917,202

	IT Services (1.3%)
72,300	EPAM Systems, Inc. (1)	2,957,070

	Leisure Equipment & Products (2.3%)
275,600	Black Diamond, Inc. (1)	2,935,140
125,500	Malibu Boats, Inc. (1)	2,227,625

	Total Leisure Equipment & Products	5,162,765

	Machinery (7.6%)
84,200	Altra Holdings, Inc.	2,640,512
26,969	Chart Industries, Inc. (1)	2,304,231

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Machinery (Continued)
36,200	IDEX Corp.	$2,606,762
110,100	John Bean Technologies Corp.	3,398,787
33,600	Proto Labs, Inc. (1)	2,666,496
51,300	RBC Bearings, Inc. (1)	3,326,292

	Total Machinery	16,943,080

	Media (1.4%)
102,800	Sinclair Broadcast Group, Inc.	3,229,976

	Oil, Gas & Consumable Fuels (1.0%)
35,725	Athlon Energy, Inc. (1)	1,089,613
58,400	RSP Permian, Inc. (1)	1,194,280

	Total Oil, Gas & Consumable Fuels	2,283,893

	Personal Products (0.5%)
151,430	Female Health Co. (The)	1,141,782

	Real Estate Management & Development (1.2%)
88,275	RE/MAX Holdings, Inc. (1)	2,574,099

	Semiconductors & Semiconductor Equipment (1.9%)
99,407	Exar Corp. (1)	1,094,471
81,888	Mellanox Technologies, Ltd. (1)	3,051,966

	Total Semiconductors & Semiconductor Equipment	4,146,437

	Software (10.9%)
71,875	FleetMatics Group PLC (1)	2,875,719
63,500	Imperva, Inc. (1)	3,492,500
36,586	MicroStrategy, Inc. (1)	4,598,860
147,547	Qualys, Inc. (1)	4,275,912
66,748	Splunk, Inc. (1)	5,141,599
24,018	Ultimate Software Group, Inc. (The) (1)	3,920,458

	Total Software	24,305,048

	Specialty Retail (1.5%)
93,227	Five Below, Inc. (1)	3,416,770

	Textiles, Apparel & Luxury Goods (4.2%)
68,600	Fifth & Pacific Cos., Inc. (1)	1,968,820

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Textiles, Apparel & Luxury Goods (Continued)
124,722	Steven Madden, Ltd. (1)	$4,064,690
145,800	Vince Holding Corp. (1)	3,405,888

	Total Textiles, Apparel & Luxury Goods	9,439,398

	Trading Companies & Distributors (3.2%)
36,100	DXP Enterprises, Inc. (1)	3,467,044
122,700	H&E Equipment Services, Inc. (1)	3,715,356

	Total Trading Companies & Distributors	7,182,400

	Total Common Stock (Cost: $159,867,970) (97.7%)	218,511,626

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $4,182,674) (1.9%)
$4,182,674	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $4,670,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $4,270,122) (Total Amount to be Received Upon Repurchase $4,182,674)	4,182,674

	Total Short-Term Investments (Cost: $4,182,674) (1.9%)	4,182,674

	Total Investments (Cost: $164,050,644) (99.6%)	222,694,300
	Excess of Other Assets over Liabilities (0.4%)	961,335

	Net Assets (100.0%)	$223,655,635

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	1.3%
Auto Components	1.0
Beverages	1.3
Biotechnology	7.2
Building Products	2.4
Capital Markets	4.5
Commercial Banks	1.6
Communications Equipment	1.7
Computers & Peripherals	1.0
Diversified Consumer Services	1.5
Electrical Equipment	1.1
Electronic Equipment, Instruments & Components	3.8
Energy Equipment & Services	1.5
Food & Staples Retailing	1.2
Food Products	4.2
Health Care Equipment & Supplies	4.6
Health Care Providers & Services	4.5
Health Care Technology	1.7
Hotels, Restaurants & Leisure	5.2
Household Durables	1.3
Insurance	1.0
Internet Software & Services	7.1
IT Services	1.3
Leisure Equipment & Products	2.3
Machinery	7.6
Media	1.4
Oil, Gas & Consumable Fuels	1.0
Personal Products	0.5
Real Estate Management & Development	1.2
Semiconductors & Semiconductor Equipment	1.9
Software	10.9
Specialty Retail	1.5
Textiles, Apparel & Luxury Goods	4.2
Trading Companies & Distributors	3.2
Short-Term Investments	1.9

Total	99.6%

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.4% of Net Assets)
14,350	BE Aerospace, Inc. (1)	$1,140,395
15,287	HEICO Corp.	813,574

	Total Aerospace & Defense	1,953,969

	Beverages (1.2%)
3,400	Boston Beer Co., Inc. (1)	708,254

	Biotechnology (6.0%)
24,665	Cepheid, Inc. (1)	1,303,792
11,250	Foundation Medicine, Inc. (1)	336,825
1,250	Intercept Pharmaceuticals, Inc. (1)	376,100
53,011	Ironwood Pharmaceuticals, Inc. (1)	735,263
14,150	Karyopharm Therapeutics, Inc. (1)	493,976
6,450	Theravance, Inc. (1)	237,489

	Total Biotechnology	3,483,445

	Capital Markets (2.7%)
21,862	Stifel Financial Corp. (1)	987,069
39,500	WisdomTree Investments, Inc. (1)	557,740

	Total Capital Markets	1,544,809

	Commercial Banks (1.6%)
8,170	SVB Financial Group (1)	916,919

	Communications Equipment (1.5%)
43,740	Aruba Networks, Inc. (1)	862,115

	Diversified Consumer Services (1.6%)
14,500	MarketAxess Holdings, Inc.	909,730

	Electronic Equipment, Instruments & Components (5.3%)
25,590	Cognex Corp.	1,009,525
10,150	FARO Technologies, Inc. (1)	524,958
9,700	FEI Co.	909,084
9,740	IPG Photonics Corp. (1)	651,314

	Total Electronic Equipment, Instruments & Components	3,094,881

	Energy Equipment & Services (4.7%)
3,303	Core Laboratories N.V. (Netherlands)	590,973
7,650	Dril-Quip, Inc. (1)	769,284

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
11,300	Forum Energy Technologies, Inc. (1)	$283,856
19,460	Frank’s International N.V. (Netherlands)	456,142
9,545	Oceaneering International, Inc.	650,492

	Total Energy Equipment & Services	2,750,747

	Food & Staples Retailing (3.2%)
10,435	Pricesmart, Inc.	948,541
13,105	United Natural Foods, Inc. (1)	885,505

	Total Food & Staples Retailing	1,834,046

	Food Products (2.1%)
13,550	Hain Celestial Group, Inc. (The) (1)	1,245,109

	Health Care Equipment & Supplies (2.8%)
47,041	Endologix, Inc. (1)	752,656
2,150	Intuitive Surgical, Inc. (1)	876,297

	Total Health Care Equipment & Supplies	1,628,953

	Health Care Providers & Services (3.9%)
24,600	Health Net, Inc. (1)	809,094
34,732	HMS Holdings Corp. (1)	799,878
493	MWI Veterinary Supply, Inc. (1)	91,826
16,065	Premier, Inc. (1)	557,295

	Total Health Care Providers & Services	2,258,093

	Health Care Technology (2.1%)
8,200	athenahealth, Inc. (1)	1,208,680

	Hotels, Restaurants & Leisure (4.4%)
38,950	ARAMARK Holdings Corp. (1)	962,455
83,197	Arcos Dorados Holdings, Inc.	737,125
11,400	Starwood Hotels & Resorts Worldwide, Inc.	851,694

	Total Hotels, Restaurants & Leisure	2,551,274

	Household Durables (2.0%)
11,251	Harman International Industries, Inc.	1,163,691

	Internet Software & Services (1.7%)
18,200	Envestnet, Inc. (1)	778,050

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Internet Software & Services (Continued)
3,808	Rocket Fuel, Inc. (1)	$222,768

	Total Internet Software & Services	1,000,818

	Leisure Equipment & Products (1.4%)
6,550	Polaris Industries, Inc.	820,060

	Life Sciences Tools & Services (1.0%)
3,850	Illumina, Inc. (1)	585,200

	Machinery (9.8%)
7,542	Chart Industries, Inc. (1)	644,388
10,550	Graco, Inc.	733,120
3,600	Middleby Corp. (The) (1)	887,688
11,900	Proto Labs, Inc. (1)	944,384
9,600	WABCO Holdings, Inc. (1)	827,712
12,650	Wabtec Corp.	933,696
17,450	Woodward, Inc.	747,733

	Total Machinery	5,718,721

	Media (1.4%)
12,600	AMC Networks, Inc. (1)	811,944

	Metals & Mining (2.0%)
36,175	Allegheny Technologies, Inc.	1,137,342

	Oil, Gas & Consumable Fuels (0.5%)
14,600	RSP Permian, Inc. (1)	298,570

	Road & Rail (1.3%)
7,405	Kansas City Southern	781,894

	Semiconductors & Semiconductor Equipment (1.6%)
2,736	Mellanox Technologies, Ltd. (1)	101,971
52,350	NVIDIA Corp.	821,895

	Total Semiconductors & Semiconductor Equipment	923,866

	Software (18.0%)
14,690	ANSYS, Inc. (1)	1,153,606
16,100	FireEye, Inc. (1)	1,175,139
11,866	MicroStrategy, Inc. (1)	1,491,556

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Software (Continued)
5,300	NetSuite, Inc. (1)	$557,454
17,850	ServiceNow, Inc. (1)	1,132,225
23,165	Splunk, Inc. (1)	1,784,400
10,050	Tyler Technologies, Inc. (1)	1,059,773
3,591	Ultimate Software Group, Inc. (The) (1)	586,159
16,520	Workday, Inc. (1)	1,479,201

	Total Software	10,419,513

	Specialty Retail (1.6%)
24,850	DSW, Inc.	935,602

	Textiles, Apparel & Luxury Goods (6.1%)
23,750	Fifth & Pacific Cos., Inc. (1)	681,625
18,480	Under Armour, Inc. (1)	1,997,873
36,727	Vince Holding Corp. (1)	857,943

	Total Textiles, Apparel & Luxury Goods	3,537,441

	Trading Companies & Distributors (1.5%)
10,100	MSC Industrial Direct Co., Inc.	848,602

	Total Common Stock (Cost: $41,919,016) (96.4%)	55,934,288

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,162,635) (2.0%)
$1,162,635	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $1,300,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $1,188,685) (Total Amount to be Received Upon Repurchase $1,162,635)	1,162,635

	Total Investments (Cost: $43,081,651) (98.4%)	57,096,923
	Excess of Other Assets over Liabilities (1.6%)	901,021

	Net Assets (100.0%)	$57,997,944

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	3.4%
Beverages	1.2
Biotechnology	6.0
Capital Markets	2.7
Commercial Banks	1.6
Communications Equipment	1.5
Diversified Consumer Services	1.6
Electronic Equipment, Instruments & Components	5.3
Energy Equipment & Services	4.7
Food & Staples Retailing	3.2
Food Products	2.1
Health Care Equipment & Supplies	2.8
Health Care Providers & Services	3.9
Health Care Technology	2.1
Hotels, Restaurants & Leisure	4.4
Household Durables	2.0
Internet Software & Services	1.7
Leisure Equipment & Products	1.4
Life Sciences Tools & Services	1.0
Machinery	9.8
Media	1.4
Metals & Mining	2.0
Oil, Gas & Consumable Fuels	0.5
Road & Rail	1.3
Semiconductors & Semiconductor Equipment	1.6
Software	18.0
Specialty Retail	1.6
Textiles, Apparel & Luxury Goods	6.1
Trading Companies & Distributors	1.5
Short-Term Investments	2.0

Total	98.4%

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
85,345	Textron, Inc.	$3,029,748

	Air Freight & Logistics (0.5%)
44,600	UTi Worldwide, Inc.	698,436

	Airlines (1.5%)
60,000	American Airlines Group, Inc. (1)	2,013,000

	Auto Components (3.3%)
164,715	Dana Holding Corp. (1)	3,116,408
25,315	Tenneco, Inc. (1)	1,438,904

	Total Auto Components	4,555,312

	Capital Markets (2.2%)
89,288	Invesco, Ltd.	2,968,826

	Chemicals (2.3%)
24,238	Celanese Corp.— Series A	1,227,412
20,804	Cytec Industries, Inc.	1,871,736

	Total Chemicals	3,099,148

	Commercial Banks (6.5%)
35,666	Comerica, Inc.	1,633,503
239,593	KeyCorp	3,057,206
100,065	Popular, Inc. (1)	2,641,716
486,508	Synovus Financial Corp.	1,629,802

	Total Commercial Banks	8,962,227

	Communications Equipment (2.1%)
227,400	Brocade Communications Systems, Inc. (1)	2,123,916
63,760	Polycom, Inc. (1)	760,657

	Total Communications Equipment	2,884,573

	Computers & Peripherals (6.4%)
69,155	Seagate Technology PLC (Netherlands)	3,655,533
60,391	Western Digital Corp.	5,203,893

	Total Computers & Peripherals	8,859,426

	Construction & Engineering (1.8%)
41,633	Jacobs Engineering Group, Inc. (1)	2,527,539

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Construction Materials (1.2%)
27,599	Vulcan Materials Co.	$1,703,686

	Consumer Finance (1.4%)
83,780	SLM Corp.	1,906,833

	Containers & Packaging (2.0%)
87,585	Sealed Air Corp.	2,731,776

	Diversified Telecommunication Services (0.6%)
112,474	Windstream Holdings, Inc.	841,306

	Electric Utilities (0.9%)
45,394	Hawaiian Electric Industries, Inc.	1,181,152

	Energy Equipment & Services (3.7%)
17,120	Atwood Oceanics, Inc. (1)	811,488
21,474	Ensco PLC (United Kingdom)	1,081,645
114,262	Nabors Industries, Ltd.	1,951,595
114,250	Newpark Resources, Inc. (1)	1,297,880

	Total Energy Equipment & Services	5,142,608

	Food Products (2.7%)
53,700	Campbell Soup Co.	2,212,977
42,600	Hillshire Brands Co.	1,517,412

	Total Food Products	3,730,389

	Health Care Equipment & Supplies (2.4%)
48,800	Alere, Inc. (1)	1,849,520
70,142	Hologic, Inc. (1)	1,498,233

	Total Health Care Equipment & Supplies	3,347,753

	Health Care Providers & Services (3.0%)
35,586	Cigna Corp.	3,071,428
20,875	Quest Diagnostics, Inc	1,095,937

	Total Health Care Providers & Services	4,167,365

	Hotels, Restaurants & Leisure (2.9%)
67,536	International Speedway Corp.	2,267,183
35,319	Marriott International, Inc.	1,741,227

	Total Hotels, Restaurants & Leisure	4,008,410

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Household Durables (6.9%)
38,775	Beazer Homes USA, Inc. (1)	$872,825
17,590	Harman International Industries, Inc.	1,819,334
88,660	KB Home	1,714,685
49,120	Lennar Corp.	1,972,659
85,715	Toll Brothers, Inc. (1)	3,150,026

	Total Household Durables	9,529,529

	Independent Power Producers & Energy Traders (1.3%)
127,100	AES Corporation (The) (1)	1,787,026

	Insurance (5.6%)
39,286	Arch Capital Group, Ltd. (1)	2,113,980
48,605	Assured Guaranty, Ltd.	1,027,996
124,460	Genworth Financial, Inc. (1)	1,835,785
15,468	PartnerRe, Ltd.	1,518,493
16,445	Reinsurance Group of America, Inc.	1,227,948

	Total Insurance	7,724,202

	Internet & Catalog Retail (1.0%)
21,526	Expedia, Inc.	1,398,760

	Machinery (7.6%)
26,809	Dover Corp.	2,320,587
54,500	Kennametal, Inc.	2,362,030
28,420	SPX Corp.	2,829,779
72,098	Terex Corp.	2,956,018

	Total Machinery	10,468,414

	Metals & Mining (4.1%)
49,071	Allegheny Technologies, Inc.	1,542,792
127,507	Commercial Metals Co.	2,430,283
40,840	Worthington Industries, Inc.	1,655,654

	Total Metals & Mining	5,628,729

	Multi-Utilities (0.9%)
42,900	Avista Corp.	1,236,807

	Multiline Retail (0.6%)
139,940	J.C. Penney Co., Inc. (1)	828,445

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (2.3%)
96,494	Denbury Resources, Inc. (1)	$1,550,658
28,798	Murphy Oil Corp.	1,630,255

	Total Oil, Gas & Consumable Fuels	3,180,913

	Personal Products (0.4%)
38,400	Avon Products, Inc.	571,776

	Pharmaceuticals (1.5%)
45,170	Mylan, Inc. (1)	2,051,170

	Real Estate Management & Development (1.4%)
16,175	Jones Lang LaSalle, Inc.	1,848,156

	REIT (3.3%)
27,735	DiamondRock Hospitality Co.	321,172
36,590	Geo Group, Inc. (The)	1,225,033
15,275	Health Care REIT, Inc.	884,728
77,345	Kimco Realty Corp.	1,617,284
14,500	Liberty Property Trust	527,800

	Total REIT	4,576,017

	Semiconductors & Semiconductor Equipment (5.8%)
50,482	Broadcom Corp.	1,502,344
80,100	Freescale Semiconductor, Ltd. (1)	1,452,213
32,610	Lam Research Corp. (1)	1,650,392
60,846	Maxim Integrated Products, Inc.	1,841,200
79,300	Teradyne, Inc. (1)	1,491,633

	Total Semiconductors & Semiconductor Equipment	7,937,782

	Software (0.5%)
37,700	Activision Blizzard, Inc.	645,801

	Specialty Retail (4.1%)
124,375	Aeropostale, Inc. (1)	876,844
29,795	ANN, Inc. (1)	963,570
17,435	Asbury Automotive Group, Inc. (1)	819,794
17,710	Children’s Place Retail Stores, Inc. (The) (1)	932,786
52,800	Gap, Inc. (The)	2,010,624

	Total Specialty Retail	5,603,618

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Thrifts & Mortgage Finance (2.3%)
59,367	EverBank Financial Corp.	$1,057,326
246,225	First Niagara Financial Group, Inc.	2,127,384

	Total Thrifts & Mortgage Finance	3,184,710

	Total Common Stock (Cost: $100,042,255) (99.2%)	136,561,368

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $1,048,830) (0.8%)
$1,048,830	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $1,170,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22, valued at $1,069,816) (Total Amount to be Received Upon Repurchase $1,048,830)	1,048,830

	Total Investments (Cost: $101,091,085) (100.0%)	137,610,198
	Liabilities in Excess of Other Assets ((0.0)%)	(4,047)

	Net Assets (100.0%)	$137,606,151

Notes to the Schedule of Investments:

REIT	-	Real Estate Investment Trust.

(1)		Non-income producing security.

See accompanying notes to Schedule of Investments.

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Air Freight & Logistics	0.5
Airlines	1.5
Auto Components	3.3
Capital Markets	2.2
Chemicals	2.3
Commercial Banks	6.5
Communications Equipment	2.1
Computers & Peripherals	6.4
Construction & Engineering	1.8
Construction Materials	1.2
Consumer Finance	1.4
Containers & Packaging	2.0
Diversified Telecommunication Services	0.6
Electric Utilities	0.9
Energy Equipment & Services	3.7
Food Products	2.7
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	3.0
Hotels, Restaurants & Leisure	2.9
Household Durables	6.9
Independent Power Producers & Energy Traders	1.3
Insurance	5.6
Internet & Catalog Retail	1.0
Machinery	7.6
Metals & Mining	4.1
Multi-Utilities	0.9
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	2.3
Personal Products	0.4
Pharmaceuticals	1.5
Real Estate Management & Development	1.4
REIT	3.3
Semiconductors & Semiconductor Equipment	5.8
Software	0.5
Specialty Retail	4.1
Thrifts & Mortgage Finance	2.3
Short-Term Investments	0.8

Total	100.0%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market are valued using official closing prices as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. Over-the counter options are valued using dealer quotations. Open-end mutual funds held in the TCW Conservative Allocation Fund are valued based on the net asset value per share of the mutual fund.

The TCW Funds, Inc. (the “Company”) has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

The value of short-term debt securities held in the Funds with remaining maturities of 60 days or less at the time of purchase is determined by using the amortized cost method applied to each individual security which approximates market value. Other short-term debt securities are valued on marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities which are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds. Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual Funds. Mutual funds are valued based upon the net asset value as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts. Exchange listed option contracts traded on securities exchanges are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments. Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected in Level 2.

Warrants. Warrants are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

As of January 31, 2014, the Funds with the exception of the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund, categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2.

The following is a summary of the inputs used as of January 31, 2014 in valuing the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund investments:

TCW Emerging Markets Multi-Asset Opportunities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$2,754,001	$—	$2,754,001
Beverages	—	158,000	—	158,000
Building Materials	—	724,500	—	724,500
Diversified Financial Services	—	441,874	—	441,874
Electric	—	820,228	—	820,228
Engineering & Construction	—	201,351	—	201,351
Foreign Government Bonds	—	2,977,801	—	2,977,801
Government Regional/Local	—	184,000	—	184,000
Investment Companies	—	261,240	—	261,240
Iron & Steel	—	181,000	—	181,000
Media	—	213,750	—	213,750
Mining	—	200,875	—	200,875
Oil & Gas	—	2,191,226	—	2,191,226
Transportation	—	201,050	—	201,050

Total Fixed Income Securities	—	11,510,896	—	11,510,896

Common Stock
Airlines	346,355	287,068	—	633,423
Apparel	—	410,007	—	410,007
Auto Parts & Equipment	—	664,382	—	664,382
Banks	435,443	2,387,443	—	2,822,886
Beverages	222,893	—	—	222,893
Building Materials	524,488	—	—	524,488
Commercial Services	141,859	—	—	141,859
Computers	322,259	177,339	—	499,598
Diversified Financial Services	57,414	1,151,501	—	1,208,915
Electrical Components & Equipment	—	174,610	—	174,610
Energy-Alternate Sources	—	970,267	—	970,267
Environmental Control	—	196,541	—	196,541
Food	—	685,301	—	685,301
Food Service	—	309,341	—	309,341
Healthcare-Products	—	520,031	—	520,031
Home Furnishings	—	366,890	—	366,890
Household Products/Wares	—	694,979	—	694,979
Insurance	—	965,704	—	965,704
Internet	1,767,062	1,287,028	—	3,054,090
Lodging	610,956	1,579,906	—	2,190,862
Machinery-Diversified	372,152	—	—	372,152
Media	—	969,887	—	969,887
Miscellaneous Manufacturers	—	1,032,099	—	1,032,099
Oil & Gas	330,853	348,679	—	679,532
Oil & Gas Services	368,836	729,189	—	1,098,025
Pharmaceuticals	157,919	2,108,563	—	2,266,482
Real Estate	—	301,991	—	301,991
Retail	—	257,695	—	257,695
Semiconductors	—	743,786	—	743,786
Shipbuilding	—	365,766	—	365,766

Telecommunications	324,988	861,253	—	1,186,241

Total Common Stock	5,983,477	20,547,246	—	26,530,723

Short Term Investments*	—	616,048	—	616,048

Total Investments	5,983,477	32,674,190	—	38,657,667

Asset Derivatives
Forward Currency Contracts
Forward Currency Risk	—	123,084	—	123,084

Total	$5,983,477	$32,797,274	$—	$38,780,751

Liability Derivatives
Forward Currency Contracts
Forward Currency Risk	$—	$(51,867)	$—	$(51,867)

Total	$—	$(51,867)	$—	$(51,867)

*	See Schedule of Investments for corresponding industries.

TCW International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$69,815	$16,438	$—	$86,253
Auto Components	—	25,920	—	25,920
Capital Markets	—	142,734	—	142,734
Commercial Banks	21,250	103,594	—	124,844
Commercial Services & Supplies	—	30,868	—	30,868
Consumer Finance	—	15,168	—	15,168
Diversified Financial Services	—	48,366	—	48,366
Electric Utilities	—	30,573	—	30,573
Electrical Equipment	—	23,168	—	23,168
Energy Equipment & Services	—	31,677	—	31,677
Gas Utilities	—	54,604	—	54,604
Hotels, Restaurants & Leisure	—	55,912	—	55,912
Industrial Conglomerates	—	31,456	—	31,456
Insurance	—	50,449	—	50,449
Internet & Catalog Retail	—	80,392	—	80,392
Internet Software & Services	140,395	243,750	—	384,145
IT Services	52,671	136,648	—	189,319
Life Sciences Tools & Services	—	26,229	—	26,229
Media	—	72,835	—	72,835
Metals & Mining	300,151	117,397	—	417,548
Multiline Retail	—	24,518	—	24,518
Oil, Gas & Consumable Fuels	—	63,033	—	63,033
Paper & Forest Products	30,809	—	—	30,809
Pharmaceuticals	19,740	24,719	—	44,459
Semiconductors & Semiconductor Equipment	—	60,441	—	60,441
Software	—	90,224	—	90,224
Specialty Retail	—	70,728	—	70,728
Textiles, Apparel & Luxury Goods	—	56,170	—	56,170
Transportation Infrastructure	24,518	—	—	24,518
Wireless Telecommunication Services	—	43,438	—	43,438

Total Common Stock	659,349	1,771,449	—	2,430,798

Warrants
Commercial Banks	24,357	—	—	24,357
Industrial Conglomerates	900	—	—	900

Total Warrants	25,257	—	—	25,257

Purchased Options - Foreign Currency Risk	—	32,147	—	32,147

Total Investments	$684,606	$1,803,596	$—	$2,488,202

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Automobiles	$496,050	$—	$—	$496,050
Building Products	491,581	—	—	491,581
Capital Markets	—	392,900	—	392,900
Chemicals	—	406,576	—	406,576
Commercial Banks	—	503,121	—	503,121
Diversified Financial Services	1,013,200	795,133	—	1,808,333
Electrical Equipment	127,497	540,944	—	668,441
Energy Equipment & Services	—	1,157,223	—	1,157,223
Health Care Equipment & Supplies	525,719	—	—	525,719
Independent Power Producers & Energy Traders	—	618,270	—	618,270
Industrial Conglomerates	—	524,292	—	524,292
Insurance	—	453,187	—	453,187
Internet & Catalog Retail	—	953,330	—	953,330
Internet Software & Services	739,733	2,837,571	—	3,577,304
IT Services	987,572	1,728,672	—	2,716,244
Life Sciences Tools & Services	—	349,725	—	349,725
Machinery	—	640,285	—	640,285
Media	—	1,013,208	—	1,013,208
Metals & Mining	3,532,205	492,586	—	4,024,791
Oil, Gas & Consumable Fuels	1,568,811	1,467,398	—	3,036,209
Professional Services	—	588,686	—	588,686
Real Estate Management & Development	—	354,522	—	354,522
Semiconductors & Semiconductor Equipment	381,046	488,489	—	869,535
Software	350,419	2,838,384	—	3,188,803
Specialty Retail	—	311,992	—	311,992

Total Common Stock	10,213,833	19,456,494	—	29,670,327

Warrants
Industrial Conglomerates	15,002	—	—	15,002

Total Warrants	15,002	—	—	15,002

Purchased Options - Foreign Currency Risk	—	482,740	—	482,740

Total Investments	$10,228,835	$19,939,234	$—	$30,168,069

The TCW Emerging Markets Multi-Asset Opportunities Fund had one transfer of $212,595 out of Level 1 and into Level 2 of the fair value hierarchy during the period ended January 31, 2014, due to a fair valuation of a foreign security as described previously. The TCW Emerging Markets Multi-Asset Opportunities Fund had one transfer of $238,689 out of Level 2 and into Level 1 of the fair value hierarchy since the security was valued using a market close price as reported by the exchange. The TCW International Small Cap Fund had two transfers of $978,063 out of Level 1 and into Level 2 of the fair value hierarchy during the period ended January 31, 2014, due to a fair valuation of a foreign security as described previously. The TCW International Small Cap Fund had one transfer of $424,495 out of Level 2 and into Level 1 of the fair value hierarchy since the security was valued using a market close price as reported by the exchange. None of the other funds had any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2014.

The Funds held no investments or other financial instruments at January 31, 2014 whose fair value was calculated using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

For the period ended, January 31, 2014, the TCW Emerging Markets Multi-Asset Opportunities Fund the TCW International Growth Fund and the TCW International Small Cap Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (dollar amounts in thousands except notional amounts):

Foreign Currency Risk
TCW Emerging Markets Multi-Asset Opportunities Fund
Asset Derivatives
Forward Currency Contracts	123

Total Value	$123

Liability Derivatives
Forward Currency Contracts	(52)

Total Value	$(52)

Notional Amounts or Shares/Units†
Forward Currency Contracts	$2,613,572
TCW International Growth Fund
Asset Derivatives
Investments, at Value (1)	32

Total Value	$32

Notional Amounts or Shares/Units†
Purchased Options	5,000
TCW International Small Cap Fund
Asset Derivatives
Investments, at Value (1)	483

Total Value	$483

Notional Amounts or Shares/Units†
Purchased Options	100,000

(1)	Represents purchased options, at value.
†	Amount represents the number of contracts outstanding at the end of the period.

Forward Foreign Currency Contracts: A Fund, with the exception of the TCW Conservative Allocation Fund, may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Multi-Asset Opportunities Fund had forward foreign currency contracts outstanding as of January 31, 2014.

Options: A Fund, with the exception of the TCW Conservative Allocation Fund, may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices. A Fund may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or OTC. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. The TCW International Growth Fund and the TCW International Small Cap Fund purchase Japanese Yen Put Options to hedge against Yen fluctuation as well as to protect the Funds against other currencies fluctuations affected by the movement in Yen currency. Option contracts purchased by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

When-Issued, Delayed-Delivery and Forward Commitment Transactions: A Fund, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because a Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, a Fund segregates cash or securities in the amount or value at least equal to the amount of these transactions.

Repurchase Agreements: The Funds may enter into Repurchase Agreements, under the terms of a Master Repurchase Agreements (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in each Fund’s Schedule of Investments.

Note 2 – Federal Income Taxes

At January 31, 2014, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$1,847	$(98)	$1,749	$6,816
TCW Conservative Allocation Fund	2,824	(398)	2,426	29,995
TCW Dividend Focused Fund	258,594	(24,373)	234,221	865,803
TCW Emerging Markets Multi-Asset Opportunities Fund	1,978	(864)	1,114	37,544
TCW Growth Fund	637	(33)	604	1,985
TCW Growth Equities Fund	8,341	(531)	7,810	20,036
TCW International Growth Fund	333	(51)	282	2,206
TCW International Small Cap Fund	4,442	(1,990)	2,452	27,716
TCW Relative Value Large Cap Fund	203,312	(618)	202,694	449,120
TCW Select Equities Fund	573,894	(13,471)	560,423	1,189,381
TCW Small Cap Growth Fund	63,616	(6,571)	57,045	165,649
TCW SMID Cap Growth Fund	14,755	(1,175)	13,580	43,517
TCW Value Opportunities Fund	38,751	(3,736)	35,015	102,595

Note 3 – Transactions with Affiliates

The summary of the TCW Conservative Allocation Fund’s transactions in the affiliated funds for the period November 1, 2013 through January 31, 2014 is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)
Metropolitan West Low Duration Bond Fund — I Class	905,210	174,327	(27,340)	1,052,197	$9,270
TCW Growth Equities Fund — I Class	44,786	35,118	(2,020)	77,884	986
TCW Relative Value Large Cap Fund — I Class	210,006	42,947	(6,378)	246,575	4,858
TCW Select Equities Fund — I Class	247,808	56,079	(7,658)	296,229	7,293
TCW Total Return Bond Fund — I Class	631,818	128,150	(19,263)	740,705	7,511
TCW Value Opportunities Fund — I Class	33,004	10,216	(1,088)	42,132	1,045

Total					$30,963

Note 4 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2014.

Note 5 – Recently Issued Accounting Pronouncements

On June 7, 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013- 08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). ASU No. 2013-08 sets forth a new approach for determining whether a public or private entity is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU No. 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

Note 6 – Subsequent Events

Effective March 1, 2014, the name of the TCW Dividend Focused Fund was changed to the TCW Relative Value Dividend Appreciation Fund. There is no change in the investment objective.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (23.2% of Net Assets)
	Airlines (0.7%)
$401,843	Continental Airlines, Inc. Pass-Through Certificates, (00-1-A1), 8.048%, due 05/01/22 (EETC)	$461,115
73,367	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	83,409
826,077	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	952,570
1,069,468	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)	1,228,552
957,759	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	1,049,644
556,308	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	634,191
628,953	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	704,427
2,449,185	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,729,310
996,568	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	1,035,808

	Total Airlines	8,879,026

	Auto Manufacturers (0.1%)
1,350,000	Daimler Finance North America LLC (Germany), (144A), 1.875%, due 09/15/14 (1)	1,360,587

	Banks (6.3%)
2,306,000	Abbey National Treasury Services PLC (United Kingdom), (144A), 3.875%, due 11/10/14 (1)	2,364,478
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,252,808
165,000	Bank of America Corp., 7.375%, due 05/15/14	168,125
2,550,000	Bank of America N.A., 0.523%, due 06/15/16 (2)	2,532,026
1,000,000	Bank of America N.A., 0.543%, due 06/15/17 (2)	979,800
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,385,565
2,300,000	Bank of America N.A., 6.1%, due 06/15/17	2,622,849
2,500,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	2,525,461
250,000	Barclays Bank PLC (United Kingdom), 5%, due 09/22/16	275,487
1,000,000	Chase Capital VI, 0.863%, due 08/01/28 (2)	820,000
1,930,000	Citigroup, Inc., 1.199%, due 07/25/16 (2)	1,951,973
1,062,000	Citigroup, Inc., 4.7%, due 05/29/15	1,115,342
4,717,000	Citigroup, Inc., 5.3%, due 01/07/16	5,109,631
1,110,000	Citigroup, Inc., 5.375%, due 08/09/20	1,259,839
425,000	Citigroup, Inc., 6%, due 08/15/17	485,977
275,000	Citigroup, Inc., 6.125%, due 05/15/18	319,906
1,400,000	Citigroup, Inc., 6.375%, due 08/12/14	1,442,562
725,000	Citigroup, Inc., 8.5%, due 05/22/19	934,041

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$3,500,000	Commonwealth Bank of Australia/New York, 1.95%, due 03/16/15	$3,559,661
475,000	Credit Suisse New York (Switzerland), 5.5%, due 05/01/14	481,001
1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	1,773,826
475,000	First Chicago NBD Institutional Capital I, 0.788%, due 02/01/27 (2)	389,500
500,000	Goldman Sachs Group, Inc. (The), 1.238%, due 02/07/14 (2)	500,023
1,500,000	Goldman Sachs Group, Inc. (The), 1.838%, due 11/29/23 (2)	1,524,099
2,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	2,279,032
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	57,822
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,782,390
4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (1)	4,554,681
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,570,647
475,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	568,906
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	554,929
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,447,407
2,230,000	JPMorgan Chase Capital XIII, 1.197%, due 09/30/34 (2)	1,791,000
5,750,000	JPMorgan Chase Capital XXI, 1.192%, due 01/15/87 (2)	4,326,875
2,000,000	JPMorgan Chase Capital XXIII, 1.241%, due 05/15/77 (2)	1,460,000
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (1)	991,261
2,750,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21 (1)	3,105,611
1,290,000	Morgan Stanley, 0.687%, due 10/18/16 (2)	1,283,731
400,000	Morgan Stanley, 0.719%, due 10/15/15 (2)	399,730
575,000	Morgan Stanley, 5.45%, due 01/09/17	641,212
600,000	Morgan Stanley, 5.5%, due 07/24/20	676,636
750,000	Morgan Stanley, 5.625%, due 09/23/19	857,828
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,142,369
375,000	Morgan Stanley, 7.3%, due 05/13/19	458,565
1,875,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	2,000,959
3,000,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	3,069,155
875,000	Royal Bank of Scotland PLC (The) (United Kingdom), 6.1%, due 06/10/23	896,942
375,000	US Bank N.A., 6.3%, due 02/04/14	375,063

	Total Banks	75,066,731

	Beverages (0.5%)
4,000,000	Anheuser-Busch InBev Worldwide, Inc. (Belgium), 2.5%, due 07/15/22	3,782,600
2,000,000	Heineken N.V. (Netherlands), (144A), 2.75%, due 04/01/23 (1)	1,862,292

	Total Beverages	5,644,892

	Chemicals (0.0%)
101,000	Rohm and Haas Co., 6%, due 09/15/17	115,592

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Commercial Services (0.3%)
$1,250,000	Autopistas Metropolitanas de Puerto Rico LLC, (144A), 6.75%, due 06/30/35 (1)	$1,100,000
2,135,000	Catholic Health Initiatives, 4.2%, due 08/01/23	2,171,687

	Total Commercial Services	3,271,687

	Diversified Financial Services (1.3%)
350,000	American Express Co., 7.25%, due 05/20/14	356,896
3,000,000	Ford Motor Credit Co. LLC, 1.7%, due 05/09/16	3,034,514
1,065,000	General Electric Capital Corp., 0.617%, due 05/05/26 (2)	969,581
3,315,000	General Electric Capital Corp., 0.721%, due 08/15/36 (2)	2,740,298
2,000,000	General Electric Capital Corp., 3.1%, due 01/09/23	1,931,506
1,000,000	General Electric Capital Corp., 3.15%, due 09/07/22	979,251
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,367,952
1,000,000	General Electric Capital Corp., 4.65%, due 10/17/21	1,098,170
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	289,098
1,250,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (1)	1,293,750
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (1)	1,118,750

	Total Diversified Financial Services	15,179,766

	Electric (1.6%)
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,151,106
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	2,892,615
875,000	Exelon Generation Co. LLC, 5.6%, due 06/15/42	856,788
900,000	FirstEnergy Corp., 7.375%, due 11/15/31	1,028,768
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23 (1)	3,183,331
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (1)	949,315
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	473,455
2,250,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	2,430,163
2,545,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	3,067,731
250,000	Southern Power Co., 4.875%, due 07/15/15	264,665
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,098,533

	Total Electric	18,396,470

	Energy-Alternate Sources (0.2%)
2,191,028	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (1)	2,373,171

	Engineering & Construction (0.3%)
2,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 3.9%, due 03/22/23 (1)	1,954,694
1,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 5.125%, due 02/22/21 (1)	1,082,463

	Total Engineering & Construction	3,037,157

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Environmental Control (0.0%)
$50,000	Waste Management, Inc., 7%, due 07/15/28	$63,473

	Food (0.0%)
143,000	Kraft Foods Group, Inc., 5.375%, due 02/10/20	163,747
132,000	Mondelez International, Inc., 5.375%, due 02/10/20	151,151

	Total Food	314,898

	Gas (0.3%)
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (1)	2,023,202
500,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (1)	523,261
350,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (1)	432,311

	Total Gas	2,978,774

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	288,600

	Healthcare-Services (1.5%)
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	2,848,432
1,305,000	North Shore Long Island Jewish Health Care, Inc., 6.15%, due 11/01/43	1,491,702
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	2,641,905
1,160,000	NYU Hospitals Center, 5.75%, due 07/01/43	1,247,290
3,860,000	Providence Health & Services Obligated Group, 1.197%, due 10/01/17 (2)	3,846,065
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	2,942,192
2,270,000	Sutter Health, 2.286%, due 08/15/53	2,439,052
250,000	WellPoint, Inc., 5.25%, due 01/15/16	270,648
175,000	WellPoint, Inc., 5.875%, due 06/15/17	198,427

	Total Healthcare-Services	17,925,713

	Insurance (2.1%)
2,700,000	Berkshire Hathaway Finance Corp., 4.4%, due 05/15/42	2,558,049
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	443,295
1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (1)	1,954,859
2,250,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(2)	2,383,135
250,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (1)	254,880
800,000	MetLife, Inc., 4.368%, due 09/15/23	835,069
300,000	MetLife, Inc., 5.7%, due 06/15/35	342,588
2,300,000	Metropolitan Life Global Funding I, (144A), 0.769%, due 07/15/16 (1)(2)	2,313,828
4,000,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (1)	4,151,760
4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18 (1)	3,946,102
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,092,517

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Insurance (Continued)
$717,857	Prudential Holdings LLC, (144A), 8.695%, due 12/18/23 (1)	$924,522
3,700,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	3,996,000

	Total Insurance	25,196,604

	Iron & Steel (0.0%)
380,000	ArcelorMittal (Luxembourg), 5%, due 02/25/17	404,501

	Media (0.4%)
750,000	NBCUniversal Media LLC, 4.375%, due 04/01/21	808,883
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	226,083
2,475,000	News America, Inc., 7.75%, due 01/20/24	3,060,694
75,000	Time Warner Cable, Inc., 7.5%, due 04/01/14	75,824

	Total Media	4,171,484

	Mining (0.5%)
2,400,000	Barrick Gold Corp. (Canada), 4.1%, due 05/01/23	2,222,973
3,650,000	Southern Copper Corp. (Peru), 5.25%, due 11/08/42	2,981,338
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	313,957

	Total Mining	5,518,268

	Miscellaneous Manufacturers (0.2%)
2,700,000	General Electric Co., 2.7%, due 10/09/22	2,586,298

	Oil & Gas (0.8%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	278,975
1,950,000	CNOOC Finance 2013, Ltd. (China), 3%, due 05/09/23	1,734,823
4,750,000	Petrobras Global Finance BV (Brazil), 1.857%, due 05/20/16 (2)	4,711,932
50,000	Petrobras International Finance Co. (Brazil), 6.875%, due 01/20/40	46,620
300,000	Petrobras International Finance Co. (Brazil), 7.875%, due 03/15/19	339,949
2,000,000	Total Capital Canada, Ltd. (Canada), 1.45%, due 01/15/18	2,004,843

	Total Oil & Gas	9,117,142

	Pharmaceuticals (0.1%)
250,000	Eli Lilly & Co., 5.2%, due 03/15/17	280,851
50,000	McKesson Corp., 6.5%, due 02/15/14	50,081
1,125,000	Teva Pharmaceutical Finance IV LLC (Israel), 2.25%, due 03/18/20	1,074,963

	Total Pharmaceuticals	1,405,895

	Pipelines (1.9%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	507,848
1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	2,065,875

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Pipelines (Continued)
$1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	$1,067,505
1,050,000	Enterprise Products Operating LLC, 3.35%, due 03/15/23	1,020,124
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	793,274
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	1,011,118
2,500,000	Plains All American Pipeline LP/PAA Finance Corp., 2.85%, due 01/31/23	2,329,311
3,350,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22 (1)	3,622,940
2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	3,261,145
850,000	Spectra Energy Capital LLC, 6.75%, due 02/15/32	912,864
1,005,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	1,139,473
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,796,890
375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	444,931
1,576,000	Williams Cos., Inc. (The), 7.75%, due 06/15/31	1,728,878
172,000	Williams Cos., Inc. (The), 7.875%, due 09/01/21	203,551

	Total Pipelines	22,905,727

	Real Estate (0.2%)
850,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	929,161
1,190,000	WEA Finance LLC/WT Finance Australia Pty, Ltd. (Australia), (144A), 5.75%, due 09/02/15 (1)	1,279,640

	Total Real Estate	2,208,801

	REIT (3.2%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,333,197
1,000,000	AvalonBay Communities, Inc., 3.95%, due 01/15/21	1,043,774
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,554,750
960,000	ERP Operating LP, 6.584%, due 04/13/15	1,026,956
3,000,000	Essex Portfolio LP, 3.625%, due 08/15/22	2,883,492
3,605,000	HCP, Inc., 3.75%, due 02/01/19	3,811,362
3,000,000	HCP, Inc., 6%, due 01/30/17	3,382,902
715,000	HCP, Inc., 6.3%, due 09/15/16	807,964
1,030,000	Health Care REIT, Inc., 2.25%, due 03/15/18	1,035,168
545,000	Health Care REIT, Inc., 4.95%, due 01/15/21	587,039
3,400,000	Health Care REIT, Inc., 6.125%, due 04/15/20	3,902,823
710,000	Health Care REIT, Inc., 6.5%, due 03/15/41	833,031
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,199,316
350,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	393,446
1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,711,640
300,000	Liberty Property LP, 5.125%, due 03/02/15	312,788
1,925,000	Nationwide Health Properties, Inc., 6%, due 05/20/15	2,055,297
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,628,896
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,190,026

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	REIT (Continued)
$150,000	UDR, Inc., 5.25%, due 01/15/15	$155,941
1,500,000	Ventas Realty LP/Ventas Capital Corp., 4%, due 04/30/19	1,594,448

	Total REIT	37,444,256

	Telecommunications (0.7%)
1,625,000	AT&T, Inc., 2.625%, due 12/01/22	1,478,302
11,000	AT&T, Inc., 4.3%, due 12/15/42	9,530
739,000	AT&T, Inc., 6.5%, due 09/01/37	848,890
3,000,000	Qwest Corp., 7.25%, due 09/15/25	3,334,458
575,000	Telecom Italia Capital S.A. (Italy), 6%, due 09/30/34	521,812
2,000,000	Verizon Communications, Inc., 1.993%, due 09/14/18 (2)	2,112,325
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	143,481

	Total Telecommunications	8,448,798

	Total Corporate Bonds (Cost: $265,756,142) (23.2%)	274,304,311

	Municipal Bonds (2.1%)
1,000,000	California State, Build America Bonds, 5.7%, due 11/01/21	1,173,490
3,020,000	California State, Build America Bonds, 6.65%, due 03/01/22	3,651,240
1,050,000	California State, General Obligation Unlimited, 6.2%, due 10/01/19	1,254,278
1,465,000	City of Chicago, Illinois, General Obligation Unlimited, 6.05%, due 01/01/29	1,482,932
4,000,000	City of Houston, Texas, General Obligation, 6.29%, due 03/01/32	4,655,880
1,250,000	City of New York, General Obligation Unlimited, 5.517%, due 10/01/37	1,364,287
985,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	1,088,967
250,000	Illinois State, Build America Bonds, 4.421%, due 01/01/15	259,005
1,500,000	Illinois State, General Obligation Bond, 4.35%, due 06/01/18	1,583,085
405,000	Illinois State, General Obligation Bond, 5.665%, due 03/01/18	446,565
1,100,000	Illinois State, General Obligation Unlimited, 4.95%, due 06/01/23	1,124,255
3,000,000	Illinois State, General Obligation Unlimited, 6.2%, due 07/01/21	3,349,500
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	772,325
1,000,000	North Texas Tollway Authority, Revenue Bonds, 6.718%, due 01/01/49	1,271,640
1,500,000	State of Texas, General Obligation Unlimited, 5.517%, due 04/01/39	1,774,230

	Total Municipal Bonds (Cost: $24,680,663)	25,251,679

	Foreign Government Bonds (0.5%)
6,030,000	Kommunalbanken A.S. (Norway), (144A), 1.125%, due 05/23/18 (1)	5,917,170
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	223,384

	Total Foreign Government Bonds (Cost: $6,214,305)	6,140,554

	Asset-Backed Securities (6.9%)
2,155,990	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	2,196,312

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.258%, due 12/27/44 (1)(2)	$2,824,218
2,500,000	ALM Loan Funding (12-7A-A1), (144A), 1.657%, due 10/19/24 (1)(2)	2,498,278
2,650,277	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.388%, due 12/25/36 (1)(2)	2,276,085
1,737,977	Beacon Container Finance LLC (12-1A-A), (144A), 3.72%, due 09/20/27 (1)	1,753,961
2,073,856	Brazos Education Loan Authority, Inc. (12-1-A1), 0.858%, due 12/26/35 (2)	2,065,777
661,675	Brazos Higher Education Authority, Inc. (06-2-A9), 0.255%, due 12/26/24 (2)	636,730
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.438%, due 02/25/35 (2)	677,176
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.312%, due 11/25/33 (2)	1,724,785
2,156,875	CAL Funding II, Ltd. (12-1A-A), (144A), 3.47%, due 10/25/27 (1)	2,144,406
4,082,591	Cent CLO 16 LP (13-19A-A1A), (144A), 1.567%, due 10/29/25 (1)(2)	4,050,318
1,791,952	College Loan Corp. Trust (05-2-A3), 0.369%, due 04/15/25 (2)	1,776,688
1,041,667	Cronos Containers Program, Ltd. (12-1A-A), (144A), 4.21%, due 05/18/27 (1)	1,049,266
1,300,000	Cronos Containers Program, Ltd. (12-2A-A), (144A), 3.81%, due 09/18/27 (1)	1,320,136
3,500,000	Educational Funding of the South, Inc. (11-1-A2), 0.889%, due 04/25/35 (2)	3,491,863
2,055,452	Educational Services of America, Inc. (12-2-A), (144A), 0.888%, due 04/25/39 (1)(2)	2,068,129
3,494,358	GCO Education Loan Funding Trust (06-2AR-A1RN), (144A), 0.815%, due 08/27/46 (1)(2)	3,321,282
319,918	GE Business Loan Trust (03-1-A), (144A), 0.59%, due 04/15/31 (1)(2)	300,923
346,969	GE Business Loan Trust (04-1-A), (144A), 0.45%, due 05/15/32 (1)(2)	333,778
1,685,961	GE Business Loan Trust (04-2A-A), (144A), 0.38%, due 12/15/32 (1)(2)	1,600,799
2,111,781	Iowa Student Loan Liquidity Corp. (11-1-A), 1.496%, due 06/25/42 (2)	2,149,244
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.207%, due 07/20/43 (2)	2,358,332
2,600,000	Oak Hill Credit Partners (12-7A-A), (144A), 1.657%, due 11/20/23 (1)(2)	2,591,100
3,839,035	Oak Hill Credit Partners (13-9A-A1), (144A), 1.637%, due 10/20/25 (1)(2)	3,829,829
2,450,000	Octagon Investment Partners XI, Ltd. (07-1A-A1B), (144A), 0.498%, due 08/25/21 (1)(2)	2,391,609
3,400,000	SLM Student Loan Trust (06-2-A6), 0.409%, due 01/25/41 (2)	3,099,270
3,400,000	SLM Student Loan Trust (06-8-A6), 0.399%, due 01/25/41 (2)	3,090,328
698,336	SLM Student Loan Trust (07-6-B), 1.089%, due 04/27/43 (2)	627,964
710,000	SLM Student Loan Trust (08-2-B), 1.439%, due 01/25/29 (2)	642,329
710,000	SLM Student Loan Trust (08-3-B), 1.439%, due 04/25/29 (2)	655,420
8,380,000	SLM Student Loan Trust (08-4-A4), 1.889%, due 07/25/22 (2)	8,756,689
710,000	SLM Student Loan Trust (08-4-B), 2.089%, due 04/25/29 (2)	687,815
710,000	SLM Student Loan Trust (08-5-B), 2.089%, due 07/25/29 (2)	707,900
710,000	SLM Student Loan Trust (08-6-B), 2.089%, due 07/25/29 (2)	699,906
710,000	SLM Student Loan Trust (08-7-B), 2.089%, due 07/25/29 (2)	706,216
710,000	SLM Student Loan Trust (08-8-B), 2.489%, due 10/25/29 (2)	715,199

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$710,000	SLM Student Loan Trust (08-9-B), 2.489%, due 10/25/29 (2)	$727,957
2,000,000	SLM Student Loan Trust (11-2-A2), 1.358%, due 10/25/34 (2)	2,081,398
2,600,000	SLM Student Loan Trust (12-7-A3), 0.808%, due 05/26/26 (2)	2,595,965
2,904,913	SLM Student Loan Trust (13-4-A), 0.708%, due 06/25/27 (2)	2,908,103
1,057,500	TAL Advantage I LLC (06-1A-NOTE), (144A), 0.347%, due 04/20/21 (1)(2)	1,044,683
740,000	Textainer Marine Containers, Ltd. (05-1A-A), (144A), 0.41%, due 05/15/20 (1)(2)	734,219

	Total Asset-Backed Securities (Cost: $80,110,771)	81,912,385

	Commercial Mortgage-Backed Securities — Agency (5.2%)
3,425,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K004-A2), 4.186%, due 08/25/19	3,758,943
2,915,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	3,134,599
2,755,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)	2,958,177
5,030,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K020-A2), 2.373%, due 05/25/22	4,810,093
5,735,633	Federal National Mortgage Association, (12-M12-1A), 2.84%, due 08/25/22 (ACES) (2)(3)	5,746,701
5,145,741	Federal National Mortgage Association, (12-M15-A), 2.656%, due 10/25/22 (ACES) (2)	5,038,738
4,433,440	Federal National Mortgage Association, Pool #745935, 5.682%, due 08/01/16 (3)	4,840,207
2,181,649	Federal National Mortgage Association, Pool #Al0151, 4.377%, due 04/01/21 (3)	2,398,184
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.399%, due 02/01/20 (3)	2,549,837
4,009,203	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (3)	4,278,371
5,519,982	Federal National Mortgage Association, Pool #AL3306, 2.46%, due 04/01/23 (3)	5,315,574
5,165,368	Federal National Mortgage Association, Pool #AL3400, 2.545%, due 03/01/23 (3)	5,004,867
2,518,044	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20	2,676,979
3,491,646	Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20	3,715,313
2,901,446	Federal National Mortgage Association, Pool #FN0003, 4.302%, due 01/01/21 (3)	3,192,690
2,319,964	NCUA Guaranteed Notes (11-C1-2A), 0.699%, due 03/09/21 (2)	2,325,861

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $63,133,755)	61,745,134

	Commercial Mortgage-Backed Securities — Non-Agency (4.4%)
1,133,548	Banc of America Commercial Mortgage, Inc. (05-2-A5), 4.857%, due 07/10/43 (2)	1,176,963
3,450,000	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.138%, due 10/12/42 (2)	3,657,261
765,000	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	826,996
2,947,689	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (1)	2,947,999
2,846,275	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	2,834,178
3,150,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	3,270,729

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$4,140,439	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP5-A3), 5.269%, due 12/15/44 (2)	$4,203,355
2,940,326	LB-UBS Commercial Mortgage Trust (04-C7-A1A), 4.475%, due 10/15/29	2,994,400
1,815,000	Morgan Stanley Capital I Trust (05-T19-A4A), 4.89%, due 06/12/47	1,898,934
2,855,000	Morgan Stanley Capital I Trust (06-T21-A4), 5.162%, due 10/12/52 (2)	3,038,347
5,005,000	Morgan Stanley Capital I Trust (06-T23-A4), 5.81%, due 08/12/41 (2)	5,502,069
2,997,046	Morgan Stanley Capital I Trust (07-HQ12-A2FX), 5.601%, due 04/12/49 (2)	3,059,552
1,080,000	Morgan Stanley Capital I Trust (07-T25-A3), 5.514%, due 11/12/49 (2)	1,198,670
1,158,546	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	1,212,861
625,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	663,276
4,730,510	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	4,978,679
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,723,073
2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	2,821,785
2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	2,218,973

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $53,175,677)	52,228,100

	Residential Mortgage-Backed Securities — Agency (28.1%)
431,284	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	481,321
1,079,146	Federal Home Loan Mortgage Corp. (2575-FD), 0.61%, due 02/15/33 (PAC) (2)	1,087,584
681,326	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	722,444
8,851,239	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (3)	8,517,875
470,160	Federal Home Loan Mortgage Corp. (2875-GM), 5%, due 01/15/33 (PAC)	476,075
330,041	Federal Home Loan Mortgage Corp. (3315-S), 6.25%, due 05/15/37 (I/O) (I/F) (2)	37,821
1,451,665	Federal Home Loan Mortgage Corp. (3339-JS), 41.795%, due 07/15/37 (I/F) (2)	2,826,786
1,428,583	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,562,346
2,057,629	Federal Home Loan Mortgage Corp. (3380-SM), 6.25%, due 10/15/37 (I/O) (I/F) (2)	313,664
1,735,763	Federal Home Loan Mortgage Corp. (3382-FL), 0.86%, due 11/15/37 (2)	1,747,611
6,781,543	Federal Home Loan Mortgage Corp. (3439-SC), 5.74%, due 04/15/38 (I/O) (2)	872,106
2,704,574	Federal Home Loan Mortgage Corp. (3578-DI), 6.49%, due 04/15/36 (I/O) (I/F) (2)	440,479
6,205,704	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC)	6,123,116
59,185	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.515%, due 01/01/37 (2)	59,685
4,474,889	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	4,834,707
53,544	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	57,297
20,590	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	22,035
9,562,266	Federal Home Loan Mortgage Corp., Pool #C04412, 3%, due 11/01/42	9,287,352
38,202	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	41,808
4,871,415	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41 (3)	5,109,467
3,984,175	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	4,176,577
2,770,464	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41 (3)	2,902,819

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$1,540,043	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41 (3)	$1,654,343
4,148,086	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41 (3)	4,212,089
6,342,102	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43 (3)	6,433,448
421,415	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F) (2)	682,608
581,366	Federal National Mortgage Association (01-34-FV), 0.658%, due 08/25/31 (2)	582,083
7,033	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	7,206
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,203,759
316,276	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	320,830
2,373,528	Federal National Mortgage Association (07-89-GF), 0.678%, due 09/25/37 (2)	2,392,982
536,979	Federal National Mortgage Association (08-30-SA), 6.692%, due 04/25/38 (I/O) (I/F) (2)	65,880
748,363	Federal National Mortgage Association (08-62-SN), 6.042%, due 07/25/38 (I/O) (I/F) (2)	97,344
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	4,283,076
351,679	Federal National Mortgage Association (09-68-SA), 6.592%, due 09/25/39 (I/O) (I/F) (2)	47,025
5,326,091	Federal National Mortgage Association (10-26-AS), 6.172%, due 03/25/40 (I/O) (2)	676,346
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,169,118
47,863	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	53,011
34,745	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	37,632
177,033	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	188,955
127,693	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	137,444
136,554	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	141,998
2,680,054	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26 (3)	2,830,972
2,336,086	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (3)	2,376,511
4,235,338	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41 (3)	4,450,909
3,151,527	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41 (3)	3,207,048
6,374,704	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (3)	6,489,000
4,695,465	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39 (3)	4,935,190
1,433,507	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	1,552,185
2,984,028	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	3,320,474
12,478,763	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33 (3)	12,563,039
11,284,622	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33	11,695,012
12,204,294	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33	12,648,130
23,025,000	Federal National Mortgage Association TBA, 3% (4)	22,391,812
8,450,000	Federal National Mortgage Association TBA, 3.5% (4)	8,909,469
29,715,000	Federal National Mortgage Association TBA, 3% (4)	30,676,093
34,595,000	Federal National Mortgage Association TBA, 3.5% (4)	35,108,518
26,515,000	Federal National Mortgage Association TBA, 4% (4)	27,782,748
31,420,000	Federal National Mortgage Association TBA, 4.5% (4)	33,717,587
2,284,863	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	2,472,343
1,553,871	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,659,505

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$1,145,835	Government National Mortgage Association (08-27-SI), 6.313%, due 03/20/38 (I/O) (I/F) (2)	$167,777
4,517,234	Government National Mortgage Association (08-81-S), 6.043%, due 09/20/38 (I/O) (I/F) (2)	653,756
1,946,061	Government National Mortgage Association (09-66-UF), 1.159%, due 08/16/39 (2)	1,988,792
6,927,263	Government National Mortgage Association (10-1-S), 5.593%, due 01/20/40 (I/O) (2)	1,020,794
161,456	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	176,707
420,731	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	464,545
6,870,000	Government National Mortgage Association II TBA, 3% (4)	6,810,961
2,716,763	NCUA Guaranteed Notes (10-R1-1A), 0.613%, due 10/07/20 (2)	2,733,213
1,667,960	NCUA Guaranteed Notes (10-R2-1A), 0.533%, due 11/06/17 (2)	1,672,326
3,254,476	NCUA Guaranteed Notes (10-R2-2A), 0.633%, due 11/05/20 (2)	3,272,592
1,226,637	NCUA Guaranteed Notes (10-R3-1A), 0.723%, due 12/08/20 (2)	1,239,742
1,033,988	NCUA Guaranteed Notes (10-R3-2A), 0.723%, due 12/08/20 (2)	1,044,066
1,541,101	NCUA Guaranteed Notes (11-R1-1A), 0.613%, due 01/08/20 (2)	1,550,642
1,477,173	NCUA Guaranteed Notes (11-R2-1A), 0.563%, due 02/06/20 (2)	1,484,069

	Total Residential Mortgage-Backed Securities — Agency (Cost: $328,336,395)	333,154,679

	Residential Mortgage-Backed Securities — Non-Agency (7.8%)
638,002	Argent Securities, Inc. (05-W2-A2B1), 0.358%, due 10/25/35 (2)	636,646
1,708,681	Asset-Backed Funding Certificates (05-WMC1-M1), 0.818%, due 06/25/35 (2)	1,682,243
3,558,473	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 0.668%, due 07/25/35 (2)	3,520,690
839,704	Banc of America Funding Corp. (06-G-2A3), 0.327%, due 07/20/36 (2)	839,231
2,585,605	Carrington Mortgage Loan Trust (05-NC5-A2), 0.478%, due 10/25/35 (2)	2,570,333
1,419,551	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (2)	1,435,328
1,866,094	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (2)	1,905,593
763,424	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	631,824
2,244,195	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	2,417,987
4,800,000	Countrywide Asset-Backed Certificates (05-11-MV1), 0.628%, due 02/25/36 (2)	4,720,992
205,056	Countrywide Asset-Backed Certificates (05-4-MV1), 0.618%, due 10/25/35 (2)	205,381
652,963	Countrywide Home Loans Mortgage Pass-Through Trust (07-J3-A1), 0.658%, due 07/25/37 (2)(5)	460,510
28,610	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	30,660
915,745	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF8-A2D), 0.538%, due 09/25/35 (2)	909,789
2,930,803	GSAA Trust (05-3-M1), 0.833%, due 12/25/34 (2)	2,880,917
845,000	GSAMP Trust (05-HE5-M1), 0.578%, due 11/25/35 (2)	802,783
2,670,063	HSBC Home Equity Loan Trust USA (07-1-AM), 0.397%, due 03/20/36 (2)	2,634,676
583,274	HSBC Home Equity Loan Trust USA (07-2-AM), 0.397%, due 07/20/36 (2)	575,367

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$3,178,970	HSBC Home Equity Loan Trust USA (07-3-APT), 1.357%, due 11/20/36 (2)	$3,164,464
2,441,306	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.348%, due 12/25/35 (2)	2,387,498
1,709,225	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.398%, due 04/25/35 (2)	1,578,541
5,053,852	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 0.608%, due 06/25/35 (2)	5,019,273
739,716	MASTR Asset-Backed Securities Trust (05-WF1-A2D), 0.528%, due 06/25/35 (2)	732,752
2,111,651	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	2,551,513
2,477,300	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.073%, due 07/25/34 (2)	2,469,054
545,178	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.705%, due 04/25/34 (2)	573,591
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 0.858%, due 03/25/35 (2)	2,249,533
4,400,000	New Century Home Equity Loan Trust (05-2-M1), 0.588%, due 06/25/35 (2)	4,331,329
5,175,000	New Century Home Equity Loan Trust (05-3-M1), 0.638%, due 07/25/35 (2)	5,152,644
7,107,984	New Century Home Equity Loan Trust (05-3-M2), 0.648%, due 07/25/35 (2)	6,678,082
3,970,000	New Century Home Equity Loan Trust (05-4-A2C), 0.528%, due 09/25/35 (2)	3,927,733
179,555	Park Place Securities, Inc. (04-MHQ1-M1), 1.208%, due 12/25/34 (2)	180,312
2,683,832	Park Place Securities, Inc. (04-WWF1-M2), 1.178%, due 12/25/34 (2)	2,655,214
3,564,832	Park Place Securities, Inc. (05-WCH1-M2), 0.678%, due 01/25/36 (2)	3,550,595
5,737,104	Park Place Securities, Inc. (05-WHQ2-A1B), 0.428%, due 05/25/35 (2)	5,711,712
53,266	Specialty Underwriting & Residential Finance (05-BC1-M2), 0.908%, due 12/25/35 (2)	53,341
1,184,117	Structured Asset Securities Corp. (03-34A-5A4), 2.617%, due 11/25/33 (2)	1,206,617
3,287,648	Structured Asset Securities Corp. (05-GEL4-M1), 0.678%, due 08/25/35 (2)	3,257,307
367,823	Structured Asset Securities Corp. (05-WF3-A2), 0.388%, due 07/25/35 (2)	367,875
1,909,754	Structured Asset Securities Corp. (05-WF4-A4), 0.518%, due 11/25/35 (2)	1,906,797
421,553	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (5)	402,569
3,231,150	Wells Fargo Home Equity Trust (05-2-M1), 0.558%, due 08/25/35 (2)	3,194,781

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $87,567,066)	92,164,077

	U.S. Government Agency Obligations (3.7%)
7,040,000	Federal Farm Credit Banks Funding Corp., 0.176%, due 09/19/14 (2)(3)	7,040,993
6,475,000	Federal Home Loan Bank, 0.55%, due 06/03/16 (3)	6,469,800
6,050,000	Federal Home Loan Bank, 0.75%, due 05/26/28 (3)	5,865,064
8,090,000	Federal National Mortgage Association, 0.36%, due 06/23/14 (2)	8,097,606
5,045,000	Federal National Mortgage Association, 0.5%, due 10/22/15 (3)	5,058,314
10,890,000	Federal National Mortgage Association, 0.5%, due 01/29/16 (3)	10,900,966

	Total U.S. Government Agency Obligations (Cost: $43,561,853)	43,432,743

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Securities (24.0%)
$10,485,000	U.S. Treasury Bond, 3.75%, due 11/15/43	$10,730,747
106,436	U.S. Treasury Inflation Indexed Bond, 2.125%, due 02/15/41 (6)	127,097
19,878,635	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/16 (6)	20,496,742
37,964,639	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/17 (6)	39,317,129
16,506,198	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/18 (6)	17,043,320
26,947,905	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (6)	27,579,510
15,540,190	U.S. Treasury Inflation Indexed Note, 1.25%, due 04/15/14 (6)	15,633,679
35,562,890	U.S. Treasury Inflation Indexed Note, 2%, due 07/15/14 (6)	36,315,828
3,153,157	U.S. Treasury Inflation Indexed Note, 2%, due 01/15/16 (6)	3,366,487
8,000,000	U.S. Treasury Note, 0.375%, due 01/15/16	8,007,656
62,005,000	U.S. Treasury Note, 1.25%, due 11/30/18 (3)	61,397,060
44,560,000	U.S. Treasury Note, 2.75%, due 11/15/23	44,887,238

	Total U.S. Treasury Securities (Cost: $284,661,334)	284,902,493

	Total Fixed Income Securities (Cost: $1,237,197,961) (105.9%)	1,255,236,155

Number of Shares	Money Market Investments
12,050,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (7)	12,050,000
11,894,000	DWS Money Market Series — Institutional Shares, 0.04% (7)	11,894,000

	Total Money Market Investments (Cost: $23,944,000) (2.0%)	23,944,000

Principal Amount	Short-Term Investments
	Discount Notes (2.3%)
$23,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 04/30/14 (8)	22,997,792
3,865,000	Federal Home Loan Mortgage Corp. Discount Note, 0.07%, due 03/31/14 (8)	3,864,564

	Total Discount Notes (Cost: $26,860,348)	26,862,356

	Repurchase Agreement (Cost: $19,646,056) (1.7%)
19,646,056	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $21,920,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $20,043,056) (Total Amount to be Received Upon Repurchase $19,646,056)	19,646,056

	Total Short-Term Investments (Cost: $46,506,404) (4.0%)	46,508,412

	Total Investments (Cost: $1,307,648,365) (111.9%)	1,325,688,567
	Liabilities in Excess of Other Assets (-11.9%)	(141,357,782)

	Net Assets (100.0%)	$1,184,330,785

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Notes to the Schedule of Investments:

ACES	-	Alternative Credit Enhancement Securities
CLO	-	Collateralized Loan Obligation.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $105,956,498 or 9.0% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2014.

(3)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 1)

(4)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(5)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(6)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(7)		Rate disclosed, the 7-day net yield, is as of January 31, 2014.

(8)		Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Airlines	0.7%
Asset-Backed Securities	6.9
Auto Manufacturers	0.1
Banks	6.3
Beverages	0.5
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	5.2
Commercial Mortgage-Backed Securities — Non-Agency	4.4
Commercial Services	0.3
Diversified Financial Services	1.3
Electric	1.6
Energy-Alternate Sources	0.2
Engineering & Construction	0.3
Environmental Control	0.0	*
Food	0.0	*
Foreign Government Bonds	0.5
Gas	0.3
Healthcare-Products	0.0	*
Healthcare-Services	1.5
Insurance	2.1
Iron & Steel	0.0	*
Media	0.4
Mining	0.5
Miscellaneous Manufacturers	0.2
Municipal Bonds	2.1
Oil & Gas	0.8
Pharmaceuticals	0.1
Pipelines	1.9
REIT	3.2
Real Estate	0.2
Residential Mortgage-Backed Securities — Agency	28.1
Residential Mortgage-Backed Securities — Non-Agency	7.8
Telecommunications	0.7
U.S. Government Agency Obligations	3.7
U.S. Treasury Securities	24.0
Money Market Investments	2.0
Short-Term Investments	4.0

Total	111.9%

*	Value rounds to less then 0.1% of net assets.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount		Fixed Income Securities	Value
		Argentina (2.4% of Net Assets)
	$145,000,000	Argentine Republic Government International Bond, 0%, due 12/15/35 (1)	$10,331,250
EUR	575,000,000	Argentine Republic Government International Bond, 0%, due 12/15/35 (1)(2)	55,060,658
	$23,836,964	Argentine Republic Government International Bond, 7.426%, due 12/31/33	15,017,287
	48,120,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17	37,293,000

		Total Argentina (Cost: $135,906,914)	117,702,195

		Brazil (11.7%)
	24,000,000	Aralco Finance S.A., (144A), 10.125%, due 05/07/20 (3)	4,800,000
	37,000,000	Banco do Brasil S.A., (144A), 6.25%, due 12/31/49 (1)(3)(4)	28,675,000
	86,000,000	Banco Nacional de Desenvolvimento Economico e Social, (144A), 5.75%, due 09/26/23 (3)	84,495,000
	57,000,000	Brazil Minas SPE via State of Minas Gerais, (144A), 5.333%, due 02/15/28 (3)	52,440,000
BRL	53,429,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/18	20,211,928
	$23,800,000	Caixa Economica Federal, (144A), 4.5%, due 10/03/18 (3)	23,591,750
	45,000,000	Gerdau Trade, Inc., (Reg. S), 5.75%, due 01/30/21 (5)	45,562,500
	34,000,000	Odebrecht Finance, Ltd., (144A), 7.125%, due 06/26/42 (3)	32,045,000
	63,014,400	Odebrecht Offshore Drilling Finance, Ltd., (144A), 6.75%, due 10/01/22 (3)	64,432,224
	50,000,000	Petrobras Global Finance BV, 4.375%, due 05/20/23	44,373,640
	60,000,000	QGOG Constellation S.A., (144A), 6.25%, due 11/09/19 (3)	56,475,000
	37,350,000	Samarco Mineracao S.A., (144A), 4.125%, due 11/01/22 (3)	32,924,025
	47,804,200	Schahin II Finance Co. SPV, Ltd., (144A), 5.875%, due 09/25/23 (3)	45,533,501
	28,050,000	Tonon Bioenergia S.A., (144A), 9.25%, due 01/24/20 (3)	21,738,750
	15,025,000	Virgolino de Oliveira Finance, Ltd., (144A), 11.75%, due 02/09/22 (3)	8,639,375

		Total Brazil (Cost: $637,446,319)	565,937,693

		Chile (2.2%)
	17,800,000	GeoPark Latin America, Ltd. Agencia en Chile, (144A), 7.5%, due 02/11/20 (3)	18,467,500
	32,000,000	Guanay Finance, Ltd., (144A), 6%, due 12/15/20 (3)	33,200,000
	47,700,000	Tanner Servicios Financieros S.A., (144A), 4.375%, due 03/13/18 (3)	46,865,155
	8,500,000	VTR Finance BV, (144A), 6.875%, due 01/15/24 (3)	8,563,750

		Total Chile (Cost: $105,783,377)	107,096,405

		China (3.6%)
	35,510,000	China Overseas Finance Cayman III Ltd., (Reg. S), 3.375%, due 10/29/18 (5)	34,357,700
	81,000,000	Country Garden Holdings Co., Ltd., (144A), 7.25%, due 04/04/21 (3)	77,355,000

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	China (Continued)
$27,000,000	Future Land Development Holdings, Ltd., (144A), 10.25%, due 01/31/18 (3)	$26,460,000
35,600,000	Kaisa Group Holdings, Ltd., (144A), 8.875%, due 03/19/18 (3)	35,778,000

	Total China (Cost: $178,500,646)	173,950,700

	Colombia (3.6%)
20,800,000	Avianca Holdings S.A., (144A), 8.375%, due 05/10/20 (3)	21,736,000
48,000,000	Banco Davivienda S.A., (144A), 5.875%, due 07/09/22 (3)	46,560,000
55,500,000	Grupo Aval, Ltd., (144A), 4.75%, due 09/26/22 (3)	51,781,500
56,000,000	Pacific Rubiales Energy Corp., (144A), 5.375%, due 01/26/19 (3)	56,700,000

	Total Colombia (Cost: $181,243,304)	176,777,500

	Costa Rica (3.0%)
41,000,000	Banco de Costa Rica, (144A), 5.25%, due 08/12/18 (3)	41,061,500
69,000,000	Banco Nacional de Costa Rica, (144A), 4.875%, due 11/01/18 (3)	67,947,750
44,600,000	Instituto Costarricense de Electricidad, (144A), 6.375%, due 05/15/43 (3)	36,505,100

	Total Costa Rica (Cost: $154,193,610)	145,514,350

	Croatia (3.4%)
18,750,000	Agrokor DD, (144A), 8.875%, due 02/01/20 (3)	20,364,000
49,000,000	Croatia Government International Bond, (144A), 6%, due 01/26/24 (3)	48,480,600
48,000,000	Croatia Government International Bond, (Reg. S), 6.75%, due 11/05/19 (5)	51,720,000
45,000,000	Hrvatska Elektroprivreda, (144A), 6%, due 11/09/17 (3)	46,237,500

	Total Croatia (Cost: $166,995,638)	166,802,100

	Dominican Republic (Cost: $47,181,782) (1.0%)
47,000,000	Dominican Republic International Bond, (144A), 6.6%, due 01/28/24 (3)	47,354,850

	El Salvador (1.7%)
39,500,000	El Salvador Government International Bond, (144A), 5.875%, due 01/30/25 (3)	36,340,000
46,150,000	MMG S.A. (AES El Salvador Trust II), (144A), 6.75%, due 03/28/23 (3)	43,957,875

	Total El Salvador (Cost: $86,388,248)	80,297,875

	Georgia (Cost: $6,847,983) (0.1%)
5,875,000	Georgian Railway JSC, (Reg. S), 7.75%, due 07/11/22 (5)	6,242,188

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount		Fixed Income Securities	Value
		Guatemala (Cost: $56,511,537) (1.1%)
	$56,000,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (3)	$51,240,000

		Hungary (4.4%)
	41,500,000	Hungary Government International Bond, 4.125%, due 02/19/18	41,655,625
	56,000,000	Hungary Government International Bond, 5.375%, due 02/21/23 (2)	55,510,000
	60,000,000	Hungary Government International Bond, 5.75%, due 11/22/23	60,075,000
	27,500,000	Hungary Government International Bond, 6.375%, due 03/29/21	29,596,875
	24,500,000	Hungary Government International Bond, 7.625%, due 03/29/41	26,092,500

		Total Hungary (Cost: $212,893,662)	212,930,000

		India (2.3%)
INR	1,940,000,000	India Government Bond, 7.28%, due 06/03/19	29,012,003
	$14,000,000	Vedanta Resources PLC, (144A), 6%, due 01/31/19 (3)	13,335,000
	69,700,000	Vedanta Resources PLC, (144A), 8.25%, due 06/07/21 (3)	70,004,937

		Total India (Cost: $113,421,045)	112,351,940

		Indonesia (1.7%)
	25,500,000	Indonesia Government International Bond, (144A), 5.875%, due 01/15/24 (3)	26,041,875
	55,000,000	Perusahaan Penerbit SBSN, (144A), 6.125%, due 03/15/19 (3)	58,712,500

		Total Indonesia (Cost: $81,405,466)	84,754,375

		Israel (2.6%)
	57,600,000	Israel Electric Corp., Ltd., (144A), 5.625%, due 06/21/18 (2)(3)	61,704,000
	58,800,000	Israel Electric Corp., Ltd., (144A), 6.875%, due 06/21/23 (2)(3)	63,762,014

		Total Israel (Cost: $119,003,277)	125,466,014

		Mexico (13.6%)
	45,600,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, (144A), 5.95%, due 01/30/24 (1)(3)	46,455,000
	50,000,000	BBVA Bancomer S.A., (144A), 6.75%, due 09/30/22 (3)	53,687,500
	25,000,000	Cemex S.A.B. de C.V., (144A), 4.989%, due 10/15/18 (1)(3)	26,062,500
	40,000,000	Cemex S.A.B. de C.V., (144A), 6.5%, due 12/10/19 (3)	40,900,000
	46,250,000	Cemex S.A.B. de C.V., (Reg. S), 7.25%, due 01/15/21 (5)	47,926,563
	54,000,000	Comision Federal de Electricidad, (144A), 4.875%, due 01/15/24 (3)	53,622,000
	60,000,000	Corp GEO S.A.B. de C.V., (144A), 8.875%, due 03/27/22 (3)(6)	9,000,000

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount		Fixed Income Securities	Value
		Mexico (Continued)
	$29,500,000	Fresnillo PLC, (144A), 5.5%, due 11/13/23 (3)	$28,762,500
MXN	570,000,000	Mexican BONOS Government Bond, 7.75%, due 05/29/31 (2)	43,845,675
MXN	305,020,000	Mexican BONOS Government Bond, 8%, due 06/11/20 (2)	25,348,202
	$38,050,000	Offshore Drilling Holding S.A., (Reg. S), 8.375%, due 09/20/20 (5)	41,094,000
	5,000,000	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	5,287,500
	37,000,000	Pemex Project Funding Master Trust, 6.625%, due 06/15/35	39,127,500
	24,700,000	Petroleos Mexicanos, 2.257%, due 07/18/18 (1)(2)	25,552,150
	39,500,000	Petroleos Mexicanos, 3.5%, due 07/18/18	40,487,500
	16,000,000	Petroleos Mexicanos, 4.875%, due 01/18/24	16,060,000
	49,250,000	Petroleos Mexicanos, (144A), 6.375%, due 01/23/45 (3)	49,865,625
	67,000,000	Tenedora Nemak S.A. de C.V., (144A), 5.5%, due 02/28/23 (3)	64,990,000

		Total Mexico (Cost: $717,572,437)	658,074,215

		Panama (Cost: $32,700,544) (0.7%)
	33,000,000	Global Bank Corp., (144A), 4.75%, due 10/05/17 (3)	33,577,500

		Paraguay (1.7%)
	44,440,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (3)	47,495,250
	32,850,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (3)	33,556,275

		Total Paraguay (Cost: $77,125,042)	81,051,525

		Peru (2.1%)
	36,728,000	Cia Minera Milpo S.A.A., (144A), 4.625%, due 03/28/23 (3)	32,550,190
	49,275,000	Inkia Energy, Ltd., (Reg. S), 8.375%, due 04/04/21 (5)	53,401,781
	15,900,000	Pesquera Exalmar S.A.A., (144A), 7.375%, due 01/31/20 (3)	14,528,625

		Total Peru (Cost: $100,703,266)	100,480,596

		Romania (1.5%)
	38,000,000	Romanian Government International Bond, (144A), 4.875%, due 01/22/24 (3)	37,502,200
	37,800,000	Romanian Government International Bond, (144A), 6.125%, due 01/22/44 (3)	37,280,250

		Total Romania (Cost: $74,854,610)	74,782,450

		Russia (10.6%)
	30,500,000	Alfa Bank OJSC via Alfa Bond Issuance PLC, (144A), 7.5%, due 09/26/19 (3)	32,482,500
	51,500,000	Credit Bank of Moscow via CBOM Finance PLC, (144A), 7.7%, due 02/01/18 (3)	52,658,750

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount		Fixed Income Securities	Value
		Russia (Continued)
	$51,700,000	EDC Finance, Ltd., (144A), 4.875%, due 04/17/20 (3)	$50,019,750
	44,900,000	Gazprom Neft OAO Via GPN Capital S.A., (144A), 6%, due 11/27/23 (3)	45,124,500
	27,550,000	Home Credit & Finance Bank OOO via Eurasia Capital S.A., (144A), 9.375%, due 04/24/20 (1)(3)	27,687,750
	43,000,000	Metalloinvest Finance, Ltd., (144A), 5.625%, due 04/17/20 (3)	41,602,500
	41,000,000	Nomos Bank via Nomos Capital PLC, (144A), 10%, due 04/26/19 (3)	43,152,500
RUB	1,425,000,000	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	36,494,100
	$65,000,000	Sberbank of Russia via SB Capital S.A., (144A), 5.25%, due 05/23/23 (3)	60,534,500
	66,800,000	Vnesheconombank via VEB Finance PLC, (144A), 4.224%, due 11/21/18 (3)	66,215,500
	51,500,000	VTB Bank OJSC via VTB Eurasia, Ltd., (144A), 9.5%, due 12/31/49 (1)(3)(4)	55,748,750

		Total Russia (Cost: $519,198,101)	511,721,100

		Serbia (3.2%)
	44,000,000	Republic of Serbia, (144A), 5.875%, due 12/03/18 (3)	45,045,000
	68,000,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (5)	65,450,000
	40,000,000	Republic of Serbia, (Reg. S), 7.25%, due 09/28/21 (5)	42,500,000

		Total Serbia (Cost: $153,796,864)	152,995,000

		Slovenia (Cost: $138,338,542) (2.8%)
	137,500,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (3)	138,015,625

		South Africa (Cost: $29,258,505) (0.6%)
	28,300,000	Myriad International Holdings BV, (144A), 6%, due 07/18/20 (3)	30,245,625

		Sri Lanka (Cost: $46,359,725) (1.0%)
	46,000,000	National Savings Bank, (144A), 8.875%, due 09/18/18 (3)	49,450,000

		Tanzania (Cost: $42,053,552) (0.9%)
	42,000,000	Tanzania Government International Bond, (Reg. S), 6.392%, due 03/09/20 (1)(5)	43,995,000

		Turkey (5.8%)
	51,300,000	Akbank TAS, (144A), 5%, due 10/24/22 (3)	46,041,750
	63,500,000	Anadolu Efes Biracilik Ve Malt Sanayii A.S., (Reg. S), 3.375%, due 11/01/22 (2)(5)	50,165,000
	59,000,000	Hazine Mustesarligi Varlik Kiralama A.S., (144A), 4.557%, due 10/10/18 (3)	58,336,250
	25,200,000	Turkiye Is Bankasi, (144A), 6%, due 10/24/22 (3)	22,176,000
	33,000,000	Turkiye Is Bankasi, (Reg. S), 5.5%, due 04/21/19 (5)	32,422,500

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount		Fixed Income Securities	Value
		Turkey (Continued)
	$37,900,000	Yapi ve Kredi Bankasi A.S., (144A), 5.25%, due 12/03/18 (3)	$36,668,250
	40,000,000	Yapi ve Kredi Bankasi A.S., (144A), 5.5%, due 12/06/22 (3)	33,400,000

		Total Turkey (Cost: $302,006,348)	279,209,750

		Ukraine (Cost: $22,600,984) (0.5%)
	22,800,000	National JSC Naftogaz of Ukraine, 9.5%, due 09/30/14	21,802,500

		Uruguay (Cost: $14,725,036) (0.2%)
UYU	257,062,930	Uruguay Government International Bond, 4.375%, due 12/15/28	11,570,442

		Venezuela (2.7%)
	$12,500,000	Petroleos de Venezuela S.A., 4.9%, due 10/28/14	11,718,750
	155,150,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (2)(5)	121,404,875

		Total Venezuela (Cost: $154,460,104)	133,123,625

		Total Fixed Income Securities (Cost: $4,709,476,468) (92.7%)	4,494,513,138

Number of Shares		Equity Securities
		Mexico (Cost: $0.0) (0.0%)
	240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R.	—

		Total Equity Securities (Cost: $0.0) (0.0%)	—

Principal Amount		Short-Term Investments
		Repurchase Agreement (Cost: $143,815,931) (3.0%)
	143,815,931	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $160,430,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $146,692,860) (Total Amount to be Received Upon Repurchase $143,815,931)	143,815,931

		U.S. Treasury Security (Cost: $1,115,952) (0.0%)

	1,116,000	U.S. Treasury Bill, 0.033%, due 03/20/14(7)	1,115,952

		Total Short-Term Investments (Cost: $144,931,883) (3.0%)	144,931,883

		Total Investments (Cost: $4,854,408,351) (95.7%)	4,639,445,021
		Excess of Other Assets over Liabilities (4.3%)	208,191,568

		Total Net Assets (100.0%)	$4,847,636,589

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (8)
Bank of America	HUF	5,900,000,000	03/10/14	$25,159,915	$25,418,218	$258,303
Bank of America	JPY	5,049,500,000	05/28/14	52,022,913	49,544,263	(2,478,650)
Bank of America	JPY	5,872,440,000	10/01/14	56,494,288	57,678,227	1,183,939
Bank of America	RUB	1,663,750,000	05/19/14	48,711,755	46,243,033	(2,468,722)
Bank of America	TRY	153,532,500	02/12/14	70,011,097	67,733,109	(2,277,988)
Goldman Sachs	MXN	1,023,360,000	05/14/14	82,000,000	75,869,716	(6,130,284)
JPMorgan Chase Bank	JPY	4,890,000,000	04/30/14	47,010,191	47,970,007	959,816
JPMorgan Chase Bank	ZAR	806,040,000	03/18/14	77,612,055	71,707,161	(5,904,894)

				$459,022,214	$442,163,734	$(16,858,480)

SELL (9)
Bank of America	BRL	74,262,500	03/24/14	$32,500,000	$30,273,681	$2,226,319
Bank of America	EUR	36,565,085	01/28/15	50,000,000	49,352,656	647,344
Bank of America	HUF	5,900,000,000	03/10/14	25,000,000	25,418,218	(418,218)
Bank of America	HUF	5,898,000,000	08/04/14	25,000,000	25,123,708	(123,708)
Bank of America	JPY	5,049,500,000	05/28/14	50,000,000	49,544,263	455,737
Bank of America	JPY	5,872,440,000	10/01/14	60,000,000	57,678,227	2,321,773
Bank of America	PLN	79,695,000	08/04/14	25,000,000	24,984,241	15,759
Bank of America	RUB	1,663,750,000	05/19/14	50,000,000	46,243,034	3,756,966
Bank of America	RUB	1,828,375,000	01/21/15	50,000,038	48,417,397	1,582,641
Bank of America	TRY	302,475,000	02/12/14	150,000,000	133,441,271	16,558,729
JPMorgan Chase Bank	BRL	86,362,500	03/24/14	37,500,000	35,206,339	2,293,661
JPMorgan Chase Bank	JPY	4,890,000,000	04/30/14	50,000,000	47,970,007	2,029,993
JPMorgan Chase Bank	ZAR	806,040,000	03/18/14	80,000,000	71,707,161	8,292,839

				$685,000,038	$645,360,203	$39,639,835

Counterparty	Contracts to Deliver/ Units of Currency	Settlement Date	Contracts to Receive/ Units of Currency		Unrealized Appreciation (Depreciation)
CROSS CURRENCY FORWARD
Bank of America	BRL 117,249,000	05/13/14	TRY	102,624,945	$(3,118,597)
Bank of America	TRY 102,850,000	05/13/14	BRL	117,249,000	3,021,851

					$(96,746)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
SELL
700	5-Year U.S. Treasury Note Futures	03/31/14	84,437,500	(198,218)
300	10-Year U.S. Treasury Note Futures	03/20/14	37,725,000	(150,579)

			$122,162,500	$(348,797)

Credit Default Swaps – Buy Protection

Notional Amount (10)	Implied Credit Spread (11)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized Depreciation	Premium Paid	Value (12)
OTC Swaps
$25,000,000	0.32%	3/20/17	Bank of America	1%	State of Qatar	$(898,608)	$361,903	$(536,705)
25,000,000	0.32%	3/20/17	Bank of America	1%	State of Qatar	(927,756)	391,051	(536,705)

						$(1,826,364)	$752,954	$(1,073,410)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
INR	-	Indian Rupee.
JPY	-	Japanese Yen.
MXN	-	Mexican Peso.
PLN	-	Polish Zloty.
RUB	-	Russian Ruble.
TRY	-	New Turkish Lira.
UYU	-	Uruguayan Peso.
ZAR	-	South African Rand.
OTC	-	Over-the Counter.

(1)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2014.

(2)		All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 1)

(3)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $3,156,746,946 or 65.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(4)		Perpetual Maturity.

(5)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2014, the value of these securities amounted to $636,242,107 or 13.1% of net assets.

(6)		Security is currently in default due to bankruptcy or failure to make payment of principal or interest by the issuer. Income is not being accrued.

(7)		Rate stated is the effective yield.

(8)		Fund buys foreign currency, sells U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

(9)	Fund sells foreign currency, buys U.S. Dollar.

(10)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(11)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(12)	The value of a credit default swap agreements serves as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Airlines	0.4%
Banks	21.4
Beverages	1.0
Building Materials	2.6
Diversified Financial Services	3.2
Electric	6.9
Energy-Alternate Sources	1.1
Engineering & Construction	2.0
Food	1.5
Foreign Government Bonds	26.5
Government Regional/Local	1.1
Holding Companies — Diversified	1.4
Investment Companies	1.1
Iron & Steel	2.5
Media	0.8
Mining	3.0
Oil & Gas	12.2
Oil & Gas Services	1.0
Real Estate	2.9
Transportation	0.1
Short-Term Investments	3.0

Total	95.7%

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount		Fixed Income Securities	Value
		Brazil (9.8% of Net Assets)
BRL	16,230,000	Brazil Letras do Tesouro Nacional, 0%, due 01/01/17	$4,713,768
BRL	37,493,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17	14,516,011
BRL	12,043,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/18	4,555,808

		Total Brazil (Cost: $27,325,588)	23,785,587

		China (Cost: $7,317,051) (3.0%)
CNY	44,000,000	Kaisa Group Holdings, Ltd. (Reg. S), 6.875%, due 04/22/16 (1)	7,211,142

		Colombia (Cost: $8,210,409) (2.9%)
COP	15,882,000,000	Empresa de Telecomunicaciones de Bogota, (144A), 7%, due 01/17/23 (2)	6,957,063

		Hungary (8.0%)
HUF	943,000,000	Hungary Government Bond, 5.5%, due 12/20/18	4,139,255
HUF	1,891,000,000	Hungary Government Bond, 6%, due 11/24/23	8,124,035
HUF	1,600,000,000	Hungary Government Bond, 6.75%, due 11/24/17	7,359,347

		Total Hungary (Cost: $20,942,740)	19,622,637

		India (4.5%)
INR	355,000,000	India Government Bond, 7.28%, due 06/03/19	5,308,897
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17	798,370
INR	125,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18	1,988,557
INR	175,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19	2,802,447

		Total India (Cost: $13,134,335)	10,898,271

		Indonesia (8.5%)
IDR	134,456,000,000	Indonesia Treasury Bond, 5.25%, due 05/15/18	9,957,562
IDR	100,500,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	6,548,131
IDR	11,628,000,000	Indonesia Treasury Bond, 7.875%, due 04/15/19	950,191
IDR	36,521,000,000	Indonesia Treasury Bond, 11%, due 11/15/20	3,364,957

		Total Indonesia (Cost: $24,725,020)	20,820,841

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount		Fixed Income Securities	Value
		Malaysia (4.3%)
MYR	14,700,000	Malaysia Government Bond, 3.26%, due 03/01/18	$4,316,155
MYR	20,500,000	Malaysia Government Bond, 4.378%, due 11/29/19 (3)	6,235,982

		Total Malaysia (Cost: $11,288,653)	10,552,137

		Mexico (11.4%)
MXN	106,549,700	Mexican BONOS Government Bond, 6.5%, due 06/09/22 (3)	8,016,459
MXN	102,280,000	Mexican BONOS Government Bond, 7.75%, due 05/29/31	7,867,606
MXN	65,670,000	Mexican BONOS Government Bond, 8%, due 06/11/20	5,457,401
MXN	75,748,000	Mexican BONOS Government Bond, 8.5%, due 12/13/18	6,408,256

		Total Mexico (Cost: $30,369,609)	27,749,722

		Peru (Cost: $5,299,072) (2.0%)
PEN	14,900,000	Peruvian Government International Bond, (Reg. S), 5.2%, due 09/12/23 (1)	4,916,525

		Philippines (Cost: $5,364,922) (2.0%)
PHP	215,000,000	Philippine Government International Bond, 4.95%, due 01/15/21	4,969,384

		Poland (11.2%)
PLN	77,915,000	Poland Government Bond, 3.75%, due 04/25/18 (3)	24,514,057
PLN	8,500,000	Poland Government Bond, 5.25%, due 10/25/17 (3)	2,826,816

		Total Poland (Cost: $28,428,755)	27,340,873

		Romania (Cost: $3,369,727) (1.4%)
RON	10,900,000	Romania Government Bond, 5.75%, due 01/27/16	3,400,309

		Russia (11.8%)
RUB	240,600,000	Russian Federal Bond — OFZ, 6.8%, due 12/11/19	6,533,210
RUB	373,000,000	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	9,552,491
RUB	329,400,000	Russian Federal Bond — OFZ, 7.35%, due 01/20/16 (3)	9,514,172
RUB	110,000,000	Russian Federal Bond — OFZ, 7.6%, due 04/14/21 (3)	3,065,112

		Total Russia (Cost: $34,219,606)	28,664,985

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount		Fixed Income Securities	Value
		Serbia (Cost: $11,014,555) (4.5%)
RSD	940,000,000	Serbia Treasury Bond, 10%, due 05/16/15	$11,081,489

		South Africa (6.9%)
ZAR	86,250,000	South Africa Government Bond, 6.75%, due 03/31/21	7,037,174
ZAR	110,320,000	South Africa Government Bond, 8%, due 12/21/18 (3)	9,824,045

		Total South Africa (Cost: $23,567,874)	16,861,219

		Turkey (Cost: $11,639,149) (3.9%)
TRY	21,700,000	Turkey Government Bond, 7.5%, due 09/24/14	9,421,828

		Total Fixed Income Securities (Cost: $266,217,065) (96.1%)	234,254,012

		Short-Term Investments
		Foreign Government Bonds (2.9%)
		Nigeria (Cost: $7,359,494) (2.9%)
NGN	1,200,000,000	Nigeria Treasury Bill, 0%, due 04/24/14	7,187,090

		Total Short-Term Investments (Cost: $7,359,494) (2.9%)	7,187,090

		Total Investments (Cost: $273,576,559) (99.0%)	241,441,102
		Excess of Other Assets over Liabilities (1.0%)	2,398,444

		Total Net Assets (100.0%)	$243,839,546

Forward Currency Contracts

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (4)
Bank of America	HUF	1,180,000,000	03/10/14	$5,031,983	$5,083,644	$51,661
Bank of America	JPY	504,950,000	05/28/14	5,202,291	4,954,426	(247,865)
Bank of America	MYR	55,026,000	05/14/14	18,000,000	16,346,889	(1,653,111)
Bank of America	TRY	14,477,500	02/12/14	6,601,737	6,386,961	(214,776)
JPMorgan Chase Bank	JPY	489,000,000	04/30/14	4,701,019	4,797,001	95,982
JPMorgan Chase Bank	ZAR	201,510,000	03/18/14	19,403,014	17,926,790	(1,476,224)

				$58,940,044	$55,495,711	$(3,444,333)

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (5)
Bank of America	BRL	17,137,500	03/24/14	$7,500,000	$6,986,234	$513,766
Bank of America	EUR	10,964,311	01/28/15	15,000,000	14,798,759	201,241
Bank of America	HUF	1,180,000,000	03/10/14	5,000,000	5,083,644	(83,644)
Bank of America	JPY	504,950,000	05/28/14	5,000,000	4,954,426	45,574
Bank of America	MYR	55,026,000	05/14/14	16,722,686	16,346,889	375,797
Bank of America	PLN	47,817,000	08/04/14	15,000,000	14,990,545	9,455
Bank of America	RUB	665,500,000	05/19/14	20,000,000	18,497,213	1,502,787
Bank of America	TRY	29,910,000	02/12/14	15,000,000	13,195,234	1,804,766
JPMorgan Chase Bank	BRL	17,272,500	03/24/14	7,500,000	7,041,268	458,732
JPMorgan Chase Bank	JPY	489,000,000	04/30/14	5,000,000	4,797,001	202,999
JPMorgan Chase Bank	ZAR	201,510,000	03/18/14	20,000,000	17,926,790	2,073,210
Wells Fargo Investments LLC	HUF	3,538,800,000	08/04/14	15,000,000	15,074,225	(74,225)

				$146,722,686	$139,692,228	$7,030,458

Counterparty	Contracts to Deliver/ Units of Currency		Settlement Date	Contracts to Receive/ Units of Currency		Unrealized Appreciation (Depreciation)
CROSS CURRENCY FORWARD
Bank of America	BRL	7,980,000	05/13/14	TRY	6,984,683	$(212,253)
Bank of America	TRY	7,000,000	05/13/14	BRL	7,980,000	205,668

						$(6,585)

Notes to the Schedule of Investments:

BRL	-	Brazilian Real.
CNY	-	Chinese Yuan.
COP	-	Colombian Peso.
EUR	-	Euro Currency.
HUF	-	Hungarian Forint.
IDR	-	Indonesian Rupiah.
INR	-	Indian Rupee.
JPY	-	Japanese Yen.
MXN	-	Mexican Peso.
MYR	-	Malaysian Ringgit.
NGN	-	Nigeria Naira.
PEN	-	Peruvian Nouveau Sol.
PHP	-	Philippines Peso.
PLN	-	Polish Zloty.
RON	-	New Romanian Leu.
RSD	-	Serbian Dinar.
RUB	-	Russian Ruble.
TRY	-	New Turkish Lira.
ZAR	-	South African Rand.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)	January 31, 2014

(1)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2014, the value of these securities amounted to $12,127,667 or 5.0% of net assets.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $6,957,063 or 2.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 1)

(4)	Fund buys foreign currency, sells U.S. Dollar.

(5)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Electric	4.5%
Foreign Government Bonds	85.7
Real Estate	3.0
Telecommunications	2.9
Short-Term Investments	2.9

Total	99.0%

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (1.4% of Net Assets)
$20,555	Educational Services of America, Inc. (12-2-A), (144A), 0.888%, due 04/25/39 (1)(2)	$20,682
13,741	Goal Capital Funding Trust (06-1-A3), 0.358%, due 11/25/26 (2)	13,612
8,752	Nelnet Student Loan Trust (12-5A-A), (144A), 0.758%, due 10/27/36 (1)(2)	8,719
8,245	Scholar Funding Trust (11-A-A), (144A), 1.135%, due 10/28/43 (1)(2)	8,259

	Total Asset-Backed Securities (Cost: $51,334)	51,272

	Commercial Mortgage-Backed Securities — Non-Agency (6.6%)
15,601	Banc of America Commercial Mortgage Trust (06-5-A2), 5.317%, due 09/10/47	15,693
15,857	Bear Stearns Commercial Mortgage Securities Trust (04-PWR4-A3), 5.468%, due 06/11/41 (2)	15,934
13,116	Bear Stearns Commercial Mortgage Securities Trust (05-PW10-A3), 5.395%, due 12/11/40	13,134
20,809	Bear Stearns Commercial Mortgage Securities Trust (07-PW16-AAB), 5.706%, due 06/11/40 (2)	21,591
1,632	CD Commercial Mortgage Trust (07-CD4-A2B), 5.205%, due 12/11/49	1,630
20,000	Commercial Mortgage Pass-Through Certificates (05-C6-A5A), 5.116%, due 06/10/44 (2)	21,023
1,044	Commercial Mortgage Trust (04-LB2A-A4), 4.715%, due 03/10/39	1,043
15,772	Credit Suisse Commercial Mortgage Trust (06-C1-AAB), 5.465%, due 02/15/39 (2)	16,086
13,157	JPMorgan Chase Commercial Mortgage Securities Trust (05-CB11-ASB), 5.201%, due 08/12/37 (2)	13,251
20,000	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A4), 4.738%, due 07/15/42	20,809
18,804	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP7-ASB), 5.873%, due 04/15/45 (2)	19,552
12,281	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD12-ASB), 5.833%, due 02/15/51 (2)	13,137
14,762	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	14,861
32,721	Wachovia Bank Commercial Mortgage Trust (05-C20-A7), 5.118%, due 07/15/42 (2)	34,438
17,247	Wachovia Bank Commercial Mortgage Trust (06-C26-APB), 5.997%, due 06/15/45	18,145

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $243,113)	240,327

	Residential Mortgage-Backed Securities — Agency (4.7%)
21,772	Federal Home Loan Mortgage Corp. (3346-FA), 0.39%, due 02/15/19 (2)	21,799
17,250	Federal Home Loan Mortgage Corp. (242-F29), 0.41%, due 11/15/36 (2)	17,193
19,792	Federal National Mortgage Association (01-70-OF), 1.114%, due 10/25/31 (2)	20,172
27,499	Federal National Mortgage Association (04-W2-1A3F), 0.514%, due 02/25/44 (2)	27,505
34,032	Federal National Mortgage Association (05-W3-2AF), 0.384%, due 03/25/45 (2)	34,019
13,609	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	14,046
10,654	Federal National Mortgage Association (93-247-FM), 2.163%, due 12/25/23 (2)	10,972

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$709	Government National Mortgage Association (03-39-GF), 0.507%, due 05/20/32 (PAC) (2)(3)	$709
8,885	Government National Mortgage Association (10-96-A), 2.207%, due 09/16/39	8,955
15,509	NCUA Guaranteed Notes (11-R6-1A), 0.542%, due 05/07/20 (2)(3)	15,527

	Total Residential Mortgage-Backed Securities — Agency (Cost: $168,343)	170,897

	Residential Mortgage-Backed Securities — Non-Agency (17.5%)
17,956	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	19,433
17,550	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	18,103
5,752	Banc of America Funding Corp. (06-G-2A3), 0.327%, due 07/20/36 (2)	5,748
12,166	Bear Stearns Alt-A Trust (04-13-A1), 0.898%, due 11/25/34 (2)	12,118
9,891	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.558%, due 08/25/43 (2)	9,777
27,841	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	29,005
56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.28%, due 01/25/35	60,349
29,156	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	31,401
17,977	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 1.178%, due 11/25/33 (2)	16,762
46,966	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 4.923%, due 07/25/35	47,946
19,329	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.158%, due 08/25/34 (2)	19,218
16,451	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.608%, due 10/25/34 (2)	16,497
10,476	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP8-A3B), 5.447%, due 05/15/45	10,686
72,617	JPMorgan Mortgage Trust (05-A6-7A1), 2.7%, due 08/25/35 (2)	70,757
48,059	MASTR Seasoned Securitization Trust (04-1-4A1), 2.582%, due 10/25/32 (2)	48,657
43,556	MASTR Seasoned Securitization Trust (05-1-4A1), 2.402%, due 10/25/32 (2)	44,116
38,947	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	42,608
18,600	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.608%, due 07/25/34 (2)	17,926
33,341	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (2)	35,135
16,280	Residential Asset Mortgage Products, Inc. (03-RZ3-A6), 3.9%, due 03/25/33	16,408
35,594	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	36,265
4,238	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.498%, due 05/25/35 (2)	4,222
457	Residential Asset Mortgage Products, Inc. (05-RS8-A2), 0.448%, due 10/25/33 (2)	457
26,637	Wells Fargo Mortgage-Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34	27,471

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $581,867)	641,065

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (28.7%)
	Airlines (4.3%)
$92,378	Continental Airlines, Inc. Pass-Through Certificates, (00-1-A1), 8.048%, due 05/01/22 (EETC)	$106,003
54,546	JetBlue Airways Corp. Pass-Through Certificates, (04-2-G1), 0.616%, due 02/15/18 (EETC) (2)	53,455

	Total Airlines (Cost: $149,101)	159,458

	Banks (13.6%)
75,000	Abbey National Treasury Services PLC (United Kingdom), 1.819%, due 04/25/14 (2)	75,215
10,000	Bank of America Corp., 5.625%, due 10/14/16	11,141
80,000	Bank of America N.A., 0.523%, due 06/15/16 (2)	79,436
7,000	Citigroup, Inc., 0.788%, due 08/25/36 (2)	5,584
75,000	Citigroup, Inc., 1.941%, due 05/15/18 (2)	77,901
75,000	Goldman Sachs Group, Inc. (The), 1.238%, due 02/07/14 (2)	75,003
75,000	JPMorgan Chase Bank N.A., 0.574%, due 06/13/16 (2)	74,527
100,000	National Australia Bank, Ltd. (Australia), 0.962%, due 04/11/14 (2)	100,125

	Total Banks (Cost: $491,602)	498,932

	Diversified Financial Services (2.5%)
60,000	General Electric Capital Corp., 0.617%, due 05/05/26 (2)	54,624
35,000	Macquarie Group, Ltd. (Australia), (144A), 7.3%, due 08/01/14 (1)	36,118

	Total Diversified Financial Services (Cost: $80,922)	90,742

	Electric (Cost: $25,070) (0.7%)
25,000	NextEra Energy Capital Holdings, Inc., 1.339%, due 09/01/15	25,212

	Insurance (3.9%)
70,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (1)	71,367
70,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (1)(2)	71,137

	Total Insurance (Cost: $138,227)	142,504

	REIT (3.7%)
35,000	HCP, Inc., 3.75%, due 02/01/19	37,004
70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	78,041
20,000	Kimco Realty Corp., 4.82%, due 06/01/14	20,270

	Total REIT (Cost: $130,739)	135,315

	Total Corporate Bonds (Cost: $1,015,661) (28.7%)	1,052,163

	Municipal Bond (Cost: $75,140) (2.1%)
75,000	State of Illinois, General Obligation, 4.511%, due 03/01/15	78,246

	Total Fixed Income Securities (Cost: $2,135,458) (61.0%)	2,233,970

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Money Market Investments	Value
9,000	BlackRock Liquidity Funds TempFund Portfolio, 0.03% (4)	$9,000
36,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (4)	36,000
6,000	DWS Money Market Series — Institutional Shares, 0.04% (4)	6,000
14,500	JPMorgan Prime Money Market Fund — Institutional Class, 0.01% (4)	14,500

	Total Money Market Investments (Cost: $65,500) (1.8%)	65,500

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $110,669) (3.0%)
$110,669	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $125,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $114,297) (Total Amount to be Received Upon Repurchase $110,669)	110,669

	Time Deposit (Cost: $3,557) (0.1%)
3,557	State Street Euro Dollar Time Deposit, Inc., 0.01%, due 02/03/14 (3)	3,557

	Discount Notes (28.1%)
235,000	Federal Home Loan Bank Discount Note, 0.06%, due 04/21/14 (5)	234,980
100,000	Federal Home Loan Bank Discount Note, 0.07%, due 02/14/14 (5)	99,997
55,000	Federal Home Loan Mortgage Corp. Discount Note, 0.05%, due 02/03/14 (5)	55,000
100,000	Federal Home Loan Mortgage Corp. Discount Note, 0.055%, due 04/21/14 (5)	99,991
10,000	Federal Home Loan Mortgage Corp. Discount Note, 0.06%, due 03/13/14 (3)(5)	9,999
25,000	Federal Home Loan Mortgage Corp. Discount Note, 0.07%, due 03/18/14 (5)	24,998
60,000	Federal Home Loan Mortgage Corp. Discount Note, 0.075%, due 03/31/14 (3)(5)	59,993
105,000	Federal Home Loan Mortgage Corp. Discount Note, 0.075%, due 03/12/14 (3)(5)	104,992
24,000	Federal Home Loan Mortgage Corp. Discount Note, 0.075%, due 02/26/14 (5)	23,999
40,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 03/13/14 (5)	39,996
39,000	Federal Home Loan Mortgage Corp. Discount Note, 0.095%, due 02/03/14 (3)(5)	39,000
20,000	Federal Home Loan Mortgage Corp. Discount Note, 0.1%, due 02/04/14 (3)(5)	20,000
155,000	Federal National Mortgage Association Discount Note, 0.05%, due 04/09/14 (3)(5)	154,989
60,000	Federal National Mortgage Association Discount Note, 0.065%, due 02/24/14 (3)(5)	59,998

	Total Discount Notes (Cost: $1,027,914)	1,027,932

	Total Short-Term Investments (Cost: $1,142,140) (31.2%)	1,142,158

	Total Investments (Cost: $3,343,098) (94.0%)	3,441,628
	Excess of Other Assets over Liabilities (6.0%)	221,192

	Net Assets (100.0%)	$3,662,820

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	January 31, 2014

Total Return Swaps (3)

Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$2,189,907	2/19/14	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills	Credit Suisse Custom 24 Total Return Index	$11,897	$—	$11,897
$1,434,973	2/19/14	Citigroup Global Markets, Inc.	3-Month U.S. Treasury Bills	Citi Custom CIVICS H Index	28,484	—	28,484

					$40,381	$—	$40,381

Notes to the Schedule of Investments:

EETC	-	Enhanced Equipment Trust Certificate.
OTC	-	Over-the Counter.
PAC	-	Planned Amortization Class.
REIT	-	Real Estate Investment Trust.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $216,282 or 5.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2014.

(3)		All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.

(4)		Rate disclosed, the 7-day net yield, is as of January 31, 2014.

(5)		Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Enhanced Commodity Strategy Fund

Consolidated Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Airlines	4.3%
Asset-Backed Securities	1.4
Banks	13.6
Commercial Mortgage-Backed Securities — Non-Agency	6.6
Diversified Financial Services	2.5
Electric	0.7
Insurance	3.9
Municipal Bonds	2.1
REIT	3.7
Residential Mortgage-Backed Securities — Agency	4.7
Residential Mortgage-Backed Securities — Non-Agency	17.5
Money Market Investments	1.8
Short-Term Investments	31.2

Total	94.0%

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (21.1% of Net Assets)
	Airlines (2.6%)
$194,080	American Airlines, Inc. Pass-Through Trust, (13-2-A), (144A), 4.95%, due 07/15/24 (EETC) (1)	$208,636
87,137	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	99,554
95,000	JetBlue Airways Corp. Pass-Through Certificates, (04-1-G2), 0.662%, due 09/15/15 (EETC) (2)	94,527

	Total Airlines	402,717

	Banks (11.0%)
45,000	Abbey National Treasury Services PLC (United Kingdom), (Reg. S), 1.75%, due 01/15/18 (3)	61,172
200,000	Alfa Bank OJSC via Alfa Bond Issuance PLC (Russia), (144A), 7.75%, due 04/28/21 (1)	217,000
250,000	Bank of America N.A., 6.1%, due 06/15/17	285,092
200,000	BBVA Bancomer S.A. (Mexico), (144A), 6.75%, due 09/30/22 (1)	214,750
300,000	Chase Capital VI, 0.866%, due 08/01/28 (2)	246,000
110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	125,347
40,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (1)	45,547
100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	106,718
50,000	Royal Bank of Scotland PLC (The) (United Kingdom), 5.625%, due 08/24/20	57,015
200,000	Sberbank of Russia via SB Capital S.A. (Russia), (144A), 5.25%, due 05/23/23 (1)	186,260
200,000	Yapi ve Kredi Bankasi A.S. (Turkey), (144A), 5.5%, due 12/06/22 (1)	167,000

	Total Banks	1,711,901

	Coal (0.5%)
100,000	Arch Coal, Inc., 7%, due 06/15/19	78,125

	Diversified Financial Services (2.6%)
200,000	General Electric Capital Corp., 0.721%, due 08/15/36 (2)	165,327
250,000	Grupo Aval, Ltd. (Colombia), (144A), 4.75%, due 09/26/22 (1)	233,250

	Total Diversified Financial Services	398,577

	Energy-Alternate Sources (1.4%)
200,000	Inkia Energy, Ltd. (Peru), (Reg. S), 8.375%, due 04/04/21 (3)(4)	216,750

	Insurance (1.3%)
130,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(2)	137,692
65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	70,200

	Total Insurance	207,892

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount		Fixed Income Securities	Value
		Oil & Gas (0.3%)
	$50,000	Petrobras Global Finance BV (Brazil), 1.857%, due 05/20/16 (2)	$49,599

		REIT (1.4%)
	100,000	HCP, Inc., 3.75%, due 02/01/19	105,724
	100,000	SL Green Realty Corp., 5%, due 08/15/18	107,742

		Total REIT	213,466

		Total Corporate Bonds (Cost: $3,124,897) (21.1%)	3,279,027

		Foreign Government Bonds (40.7%)
EUR	360,000	Bundesrepublik Deutschland (Germany), 2.25%, due 09/04/21 (4)	524,121
CAD	430,000	Canada Housing Trust No. 1, (144A), 3.35%, due 12/15/20 (1)	412,613
EUR	265,000	France Government Bond OAT, 3.25%, due 10/25/21 (4)	399,401
	$200,000	Hungary Government International Bond, 4.125%, due 02/19/18	200,750
EUR	150,000	Ireland Government Bond, 4.5%, due 10/18/18	227,573
ILS	880,000	Israel Government Bond, 5.5%, due 01/31/22	289,996
EUR	400,000	Italy Buoni Poliennali Del Tesoro, 4.5%, due 03/01/24	573,575
JPY	83,000,000	Japan Government Ten-Year Bond, 1%, due 09/20/21 (4)	847,025
JPY	15,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	159,279
NOK	1,350,000	Norway Government Bond, 3.75%, due 05/25/21	233,691
EUR	110,000	Portugal Obrigacoes do Tesouro OT, (144A), 5.65%, due 02/15/24 (1)	156,116
EUR	200,000	Romanian Government International Bond, (Reg. S), 4.875%, due 11/07/19 (3)	290,051
SGD	350,000	Singapore Government Bond, 2.5%, due 06/01/19 (4)	287,235
	$250,000	Slovenia Government International Bond, (144A), 5.5%, due 10/26/22 (1)	250,937
EUR	315,000	Spain Government Bond, 5.5%, due 04/30/21	490,011
EUR	53,000	Spain Government Bond, (144A), 4.4%, due 10/31/23 (1)	75,730
SEK	1,500,000	Sweden Government Bond, 3.5%, due 06/01/22	254,327
GBP	365,000	United Kingdom Gilt, 3.75%, due 09/07/21 (4)	658,277

		Total Foreign Government Bonds (Cost: $6,439,319)	6,330,708

		Asset-Backed Securities (3.7%)
	100,000	CIFC Funding, Ltd. (12-2A-A1L), (144A), 1.641%, due 12/05/24 (1)(2)	99,194
	55,000	Educational Funding of the South, Inc. (11-1-A2), 0.888%, due 04/25/35 (2)	54,872
	60,695	GE Business Loan Trust (04-2A-A), (144A), 0.38%, due 12/15/32 (1)(2)	57,629
	50,181	Iowa Student Loan Liquidity Corp. (11-1-A), 1.495%, due 06/25/42 (2)	51,071
	115,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 0.872%, due 02/25/36 (1)(2)	89,125
	50,000	SLM Student Loan Trust (07-3-A4), 0.298%, due 01/25/22 (2)	48,134
	50,000	SLM Student Loan Trust (11-2-A2), 1.358%, due 10/25/34 (2)	52,035
	89,918	Spirit Master Funding LLC (05-1-A1), (144A), 5.05%, due 07/20/23 (1)	91,797

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$50,000	Student Loan Consolidation Center (02-2-B2), (144A), 1.63%, due 07/01/42 (1)(2)	$38,205

	Total Asset-Backed Securities (Cost: $557,147)	582,062

	Commercial Mortgage-Backed Securities — Agency (0.7%)
113,357	Federal National Mortgage Association, Pool #AL3306, 2.46%, due 04/01/23 (4)	109,159

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $113,508)	109,159

	Commercial Mortgage-Backed Securities — Non-Agency (1.6%)
141,184	Banc of America Re-REMIC Trust (10-UB4-A4A), (144A), 5.002%, due 12/20/41 (1)(2)	144,110
103,534	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43 (4)	113,403

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $256,981)	257,513

	Residential Mortgage-Backed Securities — Agency (15.5%)
41,444	Federal Home Loan Mortgage Corp. (2990-ND), 16.484%, due 12/15/34 (I/F) (PAC) (2)(4)	51,990
258,961	Federal Home Loan Mortgage Corp. (3439-SC), 5.74%, due 04/15/38 (I/O) (I/F) (2)	33,302
187,602	Federal Home Loan Mortgage Corp., Pool #E04113, 2.5%, due 11/01/27 (4)	189,017
300,085	Federal National Mortgage Association (07-52-LS), 5.885%, due 06/25/37 (I/O) (I/F) (2)	38,267
277,772	Federal National Mortgage Association (08-18-SM), 5.892%, due 03/25/38 (I/O) (I/F) (2)	45,508
188,702	Federal National Mortgage Association (09-115-SB), 6.092%, due 01/25/40 (I/O) (I/F) (2)(4)	23,484
365,167	Federal National Mortgage Association (10-116-SE), 6.442%, due 10/25/40 (I/O) (2)(4)	61,080
139,370	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O)	4,690
233,609	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (4)	237,651
242,807	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (4)	247,160
219,412	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33 (4)	220,894
108,858	Federal National Mortgage Association, Pool #MA1652, 3.5%, due 11/01/33	112,817
285,000	Federal National Mortgage Association TBA, 3% (5)	294,218
405,000	Federal National Mortgage Association TBA, 3.5% (5)	411,012
210,000	Federal National Mortgage Association TBA, 4% (5)	220,041
50,000	Federal National Mortgage Association TBA, 4.5% (5)	53,656
178,152	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC) (4)	43,375
514,782	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	74,214
542,328	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC) (4)	58,141

	Total Residential Mortgage-Backed Securities — Agency (Cost: $2,320,000)	2,420,517

	Residential Mortgage-Backed Securities — Non-Agency (7.8%)
156,398	American Home Mortgage Investment Trust (07-1-GA1C), 0.348%, due 05/25/47 (2)	112,602
159,974	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.582%, due 10/25/35 (2)	141,827
76,944	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	82,902
272,351	Lehman XS Trust (06-9-A1B), 0.318%, due 05/25/46 (2)(6)	220,311

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 0.488%, due 04/25/37 (2)	$205,340
206,705	Novastar Home Equity Loan (06-2-A2C), 0.308%, due 06/25/36 (2)	118,062
169,558	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.378%, due 12/25/34 (2)	167,750
261,967	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 1.998%, due 05/25/36 (2)	173,020

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $869,927)	1,221,814

	U.S. Treasury Securities (6.0%)
365,000	U.S. Treasury Bond, 3.75%, due 11/15/43	373,555
550,000	U.S. Treasury Note, 2.75%, due 11/15/23 (4)	554,039

	Total U.S. Treasury Securities (Cost: $916,136)	927,594

	Total Fixed Income Securities (Cost: $14,597,915) (97.1%)	15,128,394

Number of Shares	Money Market Investments
87,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (7)	87,000

	Total Money Market Investments (Cost: $87,000) (0.6%)	87,000

Principal Amount	Short-Term Investments
	Discount Notes (5.0%)
$120,000	Federal Home Loan Bank Discount Note, 0.09%, due 03/03/14 (8)	119,991
275,000	Federal Home Loan Bank Discount Note, 0.065%, due 04/25/14 (8)	274,975
390,000	Federal National Mortgage Association Discount Note, 0.06%, due 04/23/14 (8)	389,966

	Total Discount Notes (Cost: $784,897) (5.0%)	784,932

	Repurchase Agreement (Cost: $979,445) (6.3%)
979,445	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $1,095,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22, valued at $1,001,238) (Total Amount to be Received Upon Repurchase $979,445)	979,445

	U.S. Treasury Security (Cost: $25,998) (0.2%)
26,000	U.S. Treasury Bill, 0.062%, due 03/20/14 (8)	25,998

	Total Short-Term Investments (Cost: $1,790,340) (11.5%)	1,790,375

	Total Investments (Cost: $16,475,255) (109.2%)	17,005,769
	Liabilities in Excess of Other Assets (-9.2%)	(1,434,941)

	Total Net Assets (100.0%)	$15,570,828

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
JPMorgan Securities Inc.	EUR	820,000	04/10/14	$1,114,831	$1,105,841	$(8,990)
JPMorgan Securities Inc.	JPY	120,900,000	04/10/14	1,154,243	1,185,869	31,626
JPMorgan Securities Inc.	KRW	345,250,000	04/10/14	321,656	321,278	(378)

				$2,590,730	$2,612,988	$22,258

SELL (10)
JPMorgan Securities Inc.	JPY	34,100,000	04/10/14	$332,495	$334,476	$(1,981)
JPMorgan Securities Inc.	KRW	175,250,000	04/10/14	160,831	163,082	(2,251)

				$493,326	$497,558	$(4,232)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
SELL
5	10-Year U.S. Treasury Note Futures	03/20/14	$628,750	$303

Notes to the Schedule of Investments:

CAD	-	Canadian Dollar.
EUR	-	Euro Currency.
GBP	-	British Pound Sterling.
ILS	-	Israeli Shekel.
JPY	-	Japanese Yen.
KRW	-	South Korean Won.
NOK	-	Norwegian Krona.
SEK	-	Swedish Krona.
SGD	-	Singapore Dollar.
EETC	-	Enhanced Equipment Trust Certificate.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
REIT	-	Real Estate Investment Trust.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $2,895,791 or 18.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2014.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2014, the value of these securities amounted to $567,973 or 3.7% of net assets.

(4)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 1)

(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)	Rate disclosed, the 7-day net yield, is as of January 31, 2014.

(8)	Rate shown represents yield-to-maturity.

(9)	Fund buys foreign currency, sells U.S. Dollar.

(10)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to Schedule of Investments.

TCW Global Bond Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Airlines	2.6%
Asset-Backed Securities	3.7
Banks	11.0
Coal	0.5
Commercial Mortgage-Backed Securities — Agency	0.7
Commercial Mortgage-Backed Securities — Non-Agency	1.6
Diversified Financial Services	2.6
Energy-Alternate Sources	1.4
Foreign Government Bonds	40.7
Insurance	1.3
Oil & Gas	0.3
REIT	1.4
Residential Mortgage-Backed Securities — Agency	15.5
Residential Mortgage-Backed Securities — Non-Agency	7.8
U.S. Treasury Securities	6.0
Money Market Investments	0.6
Short-Term Investments	11.5

Total	109.2%

Investments by Country (Unaudited)

Country	Percentage of Net Assets
Canada	2.6%
Colombia	1.5
France	2.6
Germany	3.4
Hungary	1.3
Ireland	1.5
Israel	1.9
Italy	3.7
Japan	6.4
Mexico	1.4
Netherlands	1.0
Norway	1.5
Peru	1.4
Portugal	1.0
Romania	1.9
Russia	2.6
Singapore	1.8
Slovenia	1.6
Spain	3.6
Sweden	1.6
Turkey	1.1
United Kingdom	5.3
United States	58.5

Total	109.2%

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Bank Loans (7.3% of Net Assets)
	Auto Manufacturers (1.5%)
$500,000	Navistar International Corp., Term Loan B, 5.54%, due 08/17/17 (1)	$507,815

	Auto Parts & Equipment (0.9%)
300,000	Schaeffler AG, Term Loan C, 4.099%, due 01/27/17 (1)	303,456

	Coal (0.3%)
100,000	Murray Energy Corp. 1st Lien Term Loan, 6.075%, due 11/21/19 (1)	101,260

	Electric (2.6%)
467,065	La Frontera Generation LLC, Term Loan, 5.536%, due 09/30/20 (1)	472,756
272,250	Topaz Power Holdings LLC, Term Loan, 6.188%, due 02/26/20 (1)	273,669
120,000	Utility Services Associates, In Term Loan B, 7.515%, due 09/30/20 (1)	120,750

	Total Electric	867,175

	Lodging (0.5%)
175,000	CityCenter Holdings LLC, Term Loan B, 5.955%, due 10/16/20 (1)	177,352

	Software (1.5%)
500,000	First Data Corp., First Lien Extended Term Loan, 4.979%, due 03/23/18 (1)	501,250

	Total Bank Loans (Cost: $2,384,710)	2,458,308

	Corporate Bonds (84.1%)
	Airlines (4.0%)
485,355	American Airlines, Inc. Pass-Through Trust, (13-1-B), (144A), 5.625%, due 01/15/21 (EETC) (2)	499,916
194,080	American Airlines, Inc. Pass-Through Trust, (13-2-A), (144A), 4.95%, due 07/15/24 (EETC) (2)	208,636
220,285	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	241,418
336,665	Delta Air Lines, Inc. Pass-Through Certificates, (02-1G1), 6.718%, due 07/02/24 (EETC)	384,640

	Total Airlines	1,334,610

	Auto Parts & Equipment (0.2%)
45,000	Schaeffler Finance BV (Germany), (144A), 8.5%, due 02/15/19 (2)	51,413

	Banks (4.7%)
75,000	Ally Financial, Inc., 3.5%, due 01/27/19	74,250
125,000	Ally Financial, Inc., 7.5%, due 09/15/20	147,344
200,000	Ally Financial, Inc., 8%, due 11/01/31	241,500
400,000	Citigroup, Inc., 0.788%, due 08/25/36 (3)	319,077

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$980,000	JPMorgan Chase Capital XIII, 1.197%, due 09/30/34 (3)	$787,076

	Total Banks	1,569,247

	Chemicals (0.5%)
150,000	NOVA Chemicals Corp., (144A), 5.25%, due 08/01/23 (2)	154,219

	Total Chemicals	154,219

	Coal (3.2%)
245,000	Arch Coal, Inc., 7%, due 06/15/19	191,406
250,000	Arch Coal, Inc., (144A), 8%, due 01/15/19 (2)	248,125
375,000	Peabody Energy Corp., 4.75%, due 12/15/66 (Convertible Bond)	294,844
450,000	Walter Energy, Inc., 9.875%, due 12/15/20	342,000

	Total Coal	1,076,375

	Commercial Services (1.2%)
355,000	Ceridian Corp., (144A), 8.875%, due 07/15/19 (2)	404,700

	Electric (6.5%)
130,000	AES Corp., 4.875%, due 05/15/23	122,200
420,000	Astoria Depositor Corp., (144A), 8.144%, due 05/01/21 (2)	432,600
180,000	Calpine Corp., (144A), 6%, due 01/15/22 (2)	187,200
238,000	DPL, Inc., 7.25%, due 10/15/21	238,000
195,000	Dynegy, Inc., (144A), 5.875%, due 06/01/23 (2)	184,275
150,000	Electricite de France S.A. (France), (144A), 5.25%, due 12/31/49 (2)(3)	145,500
500,000	Gabs Dynegy Danskamm, Series B, 7.67%, due 08/11/16 (4)	—
335,000	GenOn Americas Generation LLC, 8.5%, due 10/01/21	335,000
175,000	Homer City Generation LP, 8.137%, due 10/01/19	185,500
150,000	Homer City Generation LP, 8.734%, due 10/01/26	158,250
194,859	Mirant Mid-Atlantic Pass-Through Certificates, Series C, 10.06%, due 12/30/28	201,679

	Total Electric	2,190,204

	Engineering & Construction (0.4%)
150,000	MasTec, Inc., 4.875%, due 03/15/23	142,125

	Entertainment (0.7%)
200,000	Carmike Cinemas, Inc., 7.375%, due 05/15/19	219,000

	Food (0.9%)
50,000	Post Holdings, Inc., (144A), 6.75%, due 12/01/21 (2)	52,563

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Food (Continued)
$230,000	Post Holdings, Inc., 7.375%, due 02/15/22	$245,812

	Total Food	298,375

	Gas (0.8%)
250,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16 (2)	273,125

	Healthcare-Products (0.4%)
120,000	Alere, Inc., 7.25%, due 07/01/18	132,000

	Healthcare-Services (5.6%)
60,000	Amsurg Corp., 5.625%, due 11/30/20	62,700
95,000	CHS/Community Health Systems, Inc., 5.125%, due 08/15/18	100,581
180,000	CHS/Community Health Systems, Inc., (144A), 5.125%, due 08/01/21 (2)	181,800
175,000	CHS/Community Health Systems, Inc., (144A), 6.875%, due 02/01/22 (2)	180,469
150,000	CHS/Community Health Systems, Inc., 7.125%, due 07/15/20	160,313
175,000	CHS/Community Health Systems, Inc., 8%, due 11/15/19	192,937
430,000	DaVita, Inc., 5.75%, due 08/15/22	442,362
20,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.625%, due 07/31/19 (2)	21,400
225,000	HCA, Inc., 5.875%, due 03/15/22	237,375
180,000	LifePoint Hospitals, Inc., (144A), 5.5%, due 12/01/21 (2)	184,050
135,000	Tenet Healthcare Corp., 4.5%, due 04/01/21	131,625

	Total Healthcare-Services	1,895,612

	Holding Companies — Diversified (0.2%)
65,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5.5%, due 10/01/21 (2)	66,950

	Household Products/Wares (2.9%)
940,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	963,500

	Insurance (0.9%)
300,000	Nationwide Mutual Insurance Co., (144A), 5.81%, due 12/15/24 (2)(3)	304,875

	Iron & Steel (0.8%)
225,000	ArcelorMittal (Luxembourg), 10.35%, due 06/01/19	282,375

	Lodging (0.2%)
70,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., (144A), 5.625%, due 10/15/21 (2)	72,800

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Media (8.3%)
$500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, due 04/30/20	$546,250
155,000	Cequel Communications Escrow 1 LLC/Cequel Communications Escrow Capital Corp., (144A), 6.375%, due 09/15/20 (2)	158,875
45,000	Clear Channel Worldwide Holdings, Inc., 6.5%, due 11/15/22	46,237
580,000	Clear Channel Worldwide Holdings, Inc., 6.5%, due 11/15/22	598,850
625,000	CSC Holdings LLC, 6.75%, due 11/15/21	684,375
310,000	DISH DBS Corp., 6.75%, due 06/01/21	331,700
160,000	Sinclair Television Group, Inc., 5.375%, due 04/01/21	157,200
210,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	212,625
55,000	Townsquare Radio LLC/Townsquare Radio, Inc., (144A), 9%, due 04/01/19 (2)	60,500

	Total Media	2,796,612

	Miscellaneous Manufacturers (0.2%)
75,000	Bombardier, Inc. (Canada), (144A), 6.125%, due 01/15/23 (2)	73,969

	Oil & Gas (16.5%)
175,000	Approach Resources, Inc., 7%, due 06/15/21	177,625
270,000	Chaparral Energy, Inc., 8.25%, due 09/01/21	295,650
115,000	Cimarex Energy Co., 5.875%, due 05/01/22	123,050
300,000	Concho Resources, Inc., 5.5%, due 04/01/23	304,500
100,000	Continental Resources, Inc., 5%, due 09/15/22	103,438
110,000	EP Energy LLC/EP Energy Finance, Inc., 9.375%, due 05/01/20	126,912
310,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, due 04/15/20	338,675
300,000	MEG Energy Corp., (144A), 6.5%, due 03/15/21 (2)	312,750
100,000	MEG Energy Corp., (144A), 7%, due 03/31/24 (2)	102,250
85,000	Memorial Production Partners LP/Memorial Production Finance Corp., (144A), 7.625%, due 05/01/21 (2)	88,400
350,000	Newfield Exploration Co., 5.625%, due 07/01/24	350,875
795,000	Pacific Drilling V, Ltd., (144A), 7.25%, due 12/01/17 (2)	860,587
100,000	Plains Exploration & Production Co., 6.125%, due 06/15/19	109,438
325,000	Plains Exploration & Production Co., 6.875%, due 02/15/23	360,750
625,000	QEP Resources, Inc., 5.25%, due 05/01/23	598,437
205,000	Quicksilver Resources, Inc., (144A), 7%, due 06/21/19 (2)(3)	202,950
130,000	RKI Exploration & Production LLC/RKI Finance Corp., (144A), 8.5%, due 08/01/21 (2)	138,450
100,000	Rosetta Resources, Inc., 5.625%, due 05/01/21	100,250
190,000	SandRidge Energy, Inc., 8.125%, due 10/15/22	200,450
35,000	SM Energy Co., 6.5%, due 11/15/21	37,450
260,000	SM Energy Co., 6.5%, due 01/01/23	271,700
185,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., (144A), 7.5%, due 07/01/21 (2)	197,025

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Oil & Gas (Continued)
$125,000	Whiting Petroleum Corp., 5%, due 03/15/19	$129,375

	Total Oil & Gas	5,530,987

	Packaging & Containers (0.3%)
75,000	Ball Corp., 4%, due 11/15/23	68,625
40,000	Plastipak Holdings, Inc., (144A), 6.5%, due 10/01/21 (2)	41,200

	Total Packaging & Containers	109,825

	Pharmaceuticals (2.4%)
250,000	Salix Pharmaceuticals, Ltd., (144A), 6%, due 01/15/21 (2)	261,875
130,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.625%, due 12/01/21 (2)	134,875
280,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.75%, due 08/15/21 (2)	300,300
110,000	VPII Escrow Corp. (Canada), (144A), 7.5%, due 07/15/21 (2)	122,925

	Total Pharmaceuticals	819,975

	Pipelines (5.6%)
350,000	Access Midstream Partners LP/ACMP Finance Corp., 5.875%, due 04/15/21	372,750
225,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., (144A), 6.125%, due 03/01/22 (2)	230,625
30,000	El Paso LLC, 7.75%, due 01/15/32	31,099
351,000	El Paso LLC, 7.8%, due 08/01/31	365,556
120,000	El Paso LLC, 8.05%, due 10/15/30	125,939
455,000	Energy Transfer Partners LP, 3.255%, due 11/01/66 (3)	416,325
160,000	Sabine Pass Liquefaction LLC, (144A), 5.625%, due 02/01/21 (2)	160,400
110,000	Sabine Pass Liquefaction LLC, (144A), 5.625%, due 04/15/23 (2)	105,050
80,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., (144A), 4.25%, due 11/15/23 (2)	72,700

	Total Pipelines	1,880,444

	Real Estate (0.2%)
75,000	Howard Hughes Corp. (The), (144A), 6.875%, due 10/01/21 (2)	78,750

	REIT (0.5%)
70,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21 (REIT)	72,800
95,000	Geo Group, Inc. (The), (144A), 5.875%, due 01/15/22 (2) (REIT)	95,000

	Total REIT	167,800

	Semiconductors (1.5%)
250,000	Freescale Semiconductor, Inc., (144A), 5%, due 05/15/21 (2)	248,125

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Semiconductors (Continued)
$250,000	NXP BV/NXP Funding LLC, (144A), 5.75%, due 02/15/21 (2)	$260,313

	Total Semiconductors	508,438

	Software (1.3%)
200,000	Audatex North America, Inc., (144A), 6%, due 06/15/21 (2)	209,500
200,000	First Data Corp., (144A), 6.75%, due 11/01/20 (2)	211,500
25,000	First Data Corp., (144A), 8.875%, due 08/15/20 (2)	27,625

	Total Software	448,625

	Telecommunications (13.2%)
360,000	CenturyLink, Inc., 5.8%, due 03/15/22	355,728
500,000	Intelsat Jackson Holdings SA (Luxembourg), 7.25%, due 10/15/20	544,375
50,000	Level 3 Financing, Inc., (144A), 6.125%, due 01/15/21 (2)	51,250
197,000	Level 3 Financing, Inc., 7%, due 06/01/20	210,790
275,000	Level 3 Financing, Inc., 8.125%, due 07/01/19	303,875
155,000	MetroPCS Wireless, Inc., (144A), 6.25%, due 04/01/21 (2)	161,588
30,000	MetroPCS Wireless, Inc., (144A), 6.625%, due 04/01/23 (2)	31,200
225,000	Qwest Corp., 7.25%, due 09/15/25	250,084
500,000	Softbank Corp. (Japan), (144A), 4.5%, due 04/15/20 (2)	493,750
450,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18 (2)	542,812
180,000	Sprint Corp., (144A), 7.875%, due 09/15/23 (2)	193,050
155,000	Sprint Nextel Corp., 9.25%, due 04/15/22	186,000
100,000	T-Mobile USA, Inc., (144A), 5.25%, due 09/01/18 (2)	105,500
200,000	T-Mobile USA, Inc., 6.464%, due 04/28/19	211,500
40,000	T-Mobile USA, Inc., 6.5%, due 01/15/24	40,900
175,000	T-Mobile USA, Inc., 6.542%, due 04/28/20	185,938
100,000	T-Mobile USA, Inc., 6.731%, due 04/28/22	105,750
200,000	Virgin Media Secured Finance PLC (United Kingdom), 5.25%, due 01/15/21	203,357
250,000	Windstream Corp., 7.75%, due 10/15/20	266,250

	Total Telecommunications	4,443,697

	Total Corporate Bonds (Cost: $28,077,602) (84.1%)	28,290,627

	Asset-Backed Securities (1.8%)
125,000	CIFC Funding, Ltd. (12-2A-A3L), (144A), 3.241%, due 12/05/24 (2)(3)	124,208
100,000	Dryden XXV Senior Loan Fund (12-25A-C), (144A), 3.239%, due 01/15/25 (2)(3)	100,194
75,000	Galaxy CLO, Ltd. (12-14A-C1), (144A), 3.341%, due 11/15/24 (2)(3)	75,074
100,000	LCM XII LP (12A-D), (144A), 4.737%, due 10/19/22 (2)(3)	100,370
100,000	Oak Hill Credit Partners (12-7A-C1), (144A), 3.487%, due 11/20/23 (2)(3)	102,146
100,000	Sound Point CLO, Ltd. (12-1A-C), (144A), 3.537%, due 10/20/23 (2)(3)	101,167

	Total Asset-Backed Securities (Cost: $582,754)	603,159

	Total Fixed Income Securities (Cost: $31,045,066) (93.2%)	31,352,094

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Common Stock	Value
	Electric (Cost: $398,207) (0.7%)
11,578	Dynegy, Inc. (5)	$235,728

	Money Market Investments
286,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (6)	286,000

	Total Money Market Investments (Cost: $286,000) (0.9%)	286,000

Principal Amount	Short-Term Investments
	Discount Notes (2.0%)
$215,000	Federal Home Loan Bank Discount Note, 0.06%, due 04/21/14 (7)	214,981
260,000	Federal Home Loan Mortgage Corp. Discount Note, 0.055%, due 04/07/14 (7)	259,982
200,000	Federal National Mortgage Association Discount Note, 0.05%, due 04/09/14 (7)	199,986

	Total Discount Notes (Cost: $674,927)	674,949

	Repurchase Agreement (Cost: $151,169) (0.4%)
151,169	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $170,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $155,443) (Total Amount to be Received Upon Repurchase $151,169)	151,169

	U.S. Treasury Security (Cost: $6,000) (0.0%)
6,000	U.S. Treasury Bill, 0.062%, due 03/20/14 (7)	6,000

	Total Short-Term Investments (Cost: $832,096) (2.4%)	832,118

	Total Investments (Cost: $32,561,369) (97.2%)	32,705,940
	Excess of Other Assets over Liabilities (2.8%)	924,930

	Net Assets (100.0%)	$33,630,870

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Credit Default Swaps – Buy Protection

Notional Amount (8)	Implied Credit Spread (9)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized Appreciation	Premium Paid	Value (10)
$150,000	1.5%	3/20/19	Centrally Cleared Swap	1.0%	Freeport-McMoRan Copper & Gold Inc.	$—	$3,349	$3,349

Notes to the Schedule of Investments:

CLO	Collateralized Loan Obligation.
EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.

(1)	Rate stated is the effective yield.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $10,793,444 or 32.1% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2014.

(4)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest by of the issuer. Income is not being accrued.

(5)	Non-income producing security.

(6)	Rate disclosed, the 7-day net yield, is as of January 31, 2014.

(7)	Rate shown represents yield-to-maturity.

(8)	The maximum potential amount the Fund could be required to make as seller of credit protection or receive as buyer of protection if a credit event occurred as defined under the terms of that particular swap agreement.

(9)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(10)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to Schedule of Investments.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Airlines	4.0%
Asset-Backed Securities	1.8
Auto Manufacturers	1.5
Auto Parts & Equipment	1.1
Banks	4.7
Chemicals	0.5
Coal	3.5
Commercial Services	1.2
Electric	9.8
Engineering & Construction	0.4
Entertainment	0.7
Food	0.9
Gas	0.8
Healthcare-Products	0.4
Healthcare-Services	5.6
Holding Companies — Diversified	0.2
Household Products/Wares	2.9
Insurance	0.9
Iron & Steel	0.8
Lodging	0.7
Media	8.3
Miscellaneous Manufacturers	0.2
Oil & Gas	16.5
Packaging & Containers	0.3
Pharmaceuticals	2.4
Pipelines	5.6
Real Estate	0.2
REIT	0.5
Semiconductors	1.5
Software	2.8
Telecommunications	13.2
Money Market Investments	0.9
Short-Term Investments	2.4

Total	97.2%

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (3.8% of Net Assets of Net Assets)
$193,470	Federal Home Loan Mortgage Corp., Pool #310005, 5.183%, due 11/01/19 (1)	$202,295
55,487	Federal National Mortgage Association, Pool #745506, 5.662%, due 02/01/16	59,732
82,796	Federal National Mortgage Association, Pool #AD0194, 5.94%, due 11/01/17	94,758
82,760	Government National Mortgage Association (07-12-B), 5.14%, due 12/16/36 (1)	87,023
58,153	Government National Mortgage Association (07-77-D), 5.003%, due 08/16/38 (1)	59,048
80,987	Government National Mortgage Association (11-77-A), 2.105%, due 04/16/33	81,460

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $510,207)	584,316

	Commercial Mortgage-Backed Securities — Non-Agency (11.1%)
59,940	Banc of America Commercial Mortgage Trust (06-2-A3), 5.709%, due 05/10/45 (1)	60,338
100,315	Banc of America Large Loan, Inc. (10-UB4-A4A), (144A), 5.002%, due 12/20/41 (1)(2)	102,394
80,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. (05-1-A5), 5.266%, due 11/10/42 (1)	82,645
30,052	Banc of America Merrill Lynch Commercial Mortgage, Inc. (05-3-ASB), 4.589%, due 07/10/43	30,261
58,910	Bear Stearns Commercial Mortgage Securities Trust (05-PWR7-A2), 4.945%, due 02/11/41	58,946
45,000	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.137%, due 10/12/42 (1)	47,703
67,265	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	74,684
6,778	CD Commercial Mortgage Trust (07-CD4-A2B), 5.205%, due 12/11/49	6,771
30,468	Commercial Mortgage Pass-Through Certificates (04-LB4A-A4), 4.584%, due 10/15/37	30,527
4,177	Commercial Mortgage Trust (04-LB2A-A4), 4.715%, due 03/10/39	4,174
46,561	Commercial Mortgage Trust (04-LB3A-A5), 5.436%, due 07/10/37 (1)	46,923
55,203	Credit Suisse Commercial Mortgage Trust (06-C1-AAB), 5.465%, due 02/15/39 (1)	56,299
42,285	Credit Suisse First Boston Mortgage Securities Corp. (05-C4-A5), 5.104%, due 08/15/38 (1)	44,044
21,905	Credit Suisse Mortgage Capital Certificates (06-C5-AAB), 5.308%, due 12/15/39	21,889
41,057	DBRR Trust (12-EZ1-A), (144A), 0.946%, due 09/25/45 (2)	41,062
72,888	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	72,578
29,239	GS Mortgage Securities Trust (06-GG8-A3), 5.542%, due 11/10/39	29,721
9,482	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP1-A2), 4.625%, due 03/15/46	9,486
26,063	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A3A), 4.678%, due 07/15/42	26,461
80,000	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP2-A4), 4.738%, due 07/15/42	83,238
79,643	JPMorgan Chase Commercial Mortgage Securities Trust (05-LDP3-A4A), 4.936%, due 08/15/42 (1)	83,597
29,179	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB14-ASB), 5.506%, due 12/12/44 (1)	30,132

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$47,708	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB17-A3), 5.45%, due 12/12/43	$47,733
39,029	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	38,970
7,688	LB-UBS Commercial Mortgage Trust (04-C2-A4), 4.367%, due 03/15/36	7,706
83,799	LB-UBS Commercial Mortgage Trust (04-C7-A1A), 4.475%, due 10/15/29	85,340
46,677	LB-UBS Commercial Mortgage Trust (05-C1-A3), 4.545%, due 02/15/30	46,726
55,377	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	57,510
25,884	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A2FL), 0.28%, due 12/12/49 (1)	25,820
33,954	Morgan Stanley Capital I Trust (05-HQ6-A2A), 4.882%, due 08/13/42	34,143
367	Morgan Stanley Capital I Trust (05-T19-AAB), 4.852%, due 06/12/47	367
2,394	Morgan Stanley Capital I Trust (06-T23-A2), 5.741%, due 08/12/41 (1)	2,390
13,568	Morgan Stanley Capital I Trust (07-HQ11-A31), 5.439%, due 02/12/44	13,723
93,772	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	94,399
47,324	TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 5.549%, due 08/15/39 (1)	48,620
20,048	Wachovia Bank Commercial Mortgage Trust (06-C28-A2), 5.5%, due 10/15/48	20,029
60,000	Wachovia Bank Commercial Mortgage Trust Series (06-C28-A3), 5.679%, due 10/15/48	62,140
85,000	WFRBS Commercial Mortgage Trust (11-C5-A2), 2.684%, due 11/15/44	87,905

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $1,725,417)	1,717,394

	Residential Mortgage-Backed Securities — Agency (33.6%)
28,921	Federal Home Loan Mortgage Corp. (2550-FI), 0.51%, due 11/15/32 (TAC) (1)	28,944
24,686	Federal Home Loan Mortgage Corp. (2581-F), 0.61%, due 12/15/32 (1)	24,725
98,317	Federal Home Loan Mortgage Corp. (263-F5), 0.66%, due 06/15/42 (1)	98,630
176,474	Federal Home Loan Mortgage Corp. (2806-FV), 0.6%, due 11/15/33 (1)	176,544
40,594	Federal Home Loan Mortgage Corp. (2817-FC), 0.61%, due 07/15/31 (1)	40,617
205,021	Federal Home Loan Mortgage Corp. (2990-DE), 0.54%, due 11/15/34 (1)	205,116
65,052	Federal Home Loan Mortgage Corp. (3001-HS), 16.35%, due 02/15/35 (I/F) (PAC) (1)	76,842
182,358	Federal Home Loan Mortgage Corp. (3174-FM), 0.4%, due 05/15/36 (PAC) (1)	182,614
153,336	Federal Home Loan Mortgage Corp. (3300-FA), 0.46%, due 08/15/35 (1)	153,496
235,772	Federal Home Loan Mortgage Corp. (3335-FT), 0.31%, due 08/15/19 (1)	235,409
318,526	Federal Home Loan Mortgage Corp. (3345-FP), 0.36%, due 11/15/36 (1)	318,530
234,883	Federal Home Loan Mortgage Corp. (3737-GF), 0.56%, due 11/15/37 (PAC) (1)	234,393
193,232	Federal Home Loan Mortgage Corp. (3798-BF), 0.46%, due 06/15/24 (1)	193,535
66,502	Federal Home Loan Mortgage Corp. (3828-KF), 0.56%, due 02/15/36 (1)	66,531
78,437	Federal Home Loan Mortgage Corp. (3946-FG), 0.51%, due 10/15/39 (PAC) (1)	78,611
49,332	Federal National Mortgage Association (03-11-FA), 1.158%, due 09/25/32 (1)	50,354
153,262	Federal National Mortgage Association (06-36-VF), 0.464%, due 05/25/36 (TAC) (1)	153,337
163,174	Federal National Mortgage Association (06-60-DF), 0.594%, due 04/25/35 (1)	163,632

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$177,890	Federal National Mortgage Association (07-64-FA), 0.634%, due 07/25/37 (1)	$178,849
173,317	Federal National Mortgage Association (07-67-FA), 0.414%, due 04/25/37 (1)	172,974
250,099	Federal National Mortgage Association (10-2-TF), 0.664%, due 06/25/27 (1)	250,551
182,571	Federal National Mortgage Association (10-50-FA), 0.514%, due 01/25/24 (1)	182,645
45,804	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	50,641
67,178	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	76,370
4,236	Federal National Mortgage Association, Pool #661691, 2.314%, due 10/01/32 (1)	4,413
47,003	Federal National Mortgage Association, Pool #786884, 2.31%, due 08/01/34 (1)	49,016
89,849	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	99,588
33,845	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	37,661
92,479	Government National Mortgage Association (04-104-FJ), 0.457%, due 09/20/33 (1)	92,507
159,356	Government National Mortgage Association (10-108-PF), 0.557%, due 02/20/38 (PAC) (1)	159,914
207,574	Government National Mortgage Association (12-13-KF), 0.457%, due 07/20/38 (1)	207,911
34,298	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	35,303
26,095	Government National Mortgage Association II, Pool #80636, 1.625%, due 09/20/32 (1)	27,152
20,406	Government National Mortgage Association II, Pool #80757, 1.625%, due 10/20/33 (1)	21,177
147,210	Government National Mortgage Association II, Pool #80797, 1.625%, due 01/20/34 (1)	153,514
54,140	Government National Mortgage Association II, Pool #80937, 1.625%, due 06/20/34 (1)	56,491
114,562	NCUA Guaranteed Notes (10-R1-1A), 0.613%, due 10/07/20 (1)	115,256
78,547	NCUA Guaranteed Notes (10-R2-1A), 0.533%, due 11/06/17 (1)	78,752
112,192	NCUA Guaranteed Notes (10-R3-1A), 0.723%, due 12/08/20 (1)	113,391
269,736	NCUA Guaranteed Notes (10-R3-2A), 0.723%, due 12/08/20 (1)	272,365
100,717	NCUA Guaranteed Notes (11-R2-1A), 0.563%, due 02/06/20 (1)	101,187
59,115	NCUA Guaranteed Notes (11-R3-1A), 0.56%, due 03/11/20 (1)	59,369
113,612	NCUA Guaranteed Notes (11-R5-1A), 0.543%, due 04/06/20 (1)	113,850
20,679	NCUA Guaranteed Notes (11-R6-1A), 0.542%, due 05/07/20 (1)	20,702

	Total Residential Mortgage-Backed Securities — Agency (Cost: $5,188,772)	5,213,409

	Residential Mortgage-Backed Securities — Non-Agency (2.5%)
8,052	Banc of America Funding Corp. (06-G-2A3), 0.327%, due 07/20/36 (1)	8,048
19,782	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.558%, due 08/25/43 (1)	19,554
185,679	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.12%, due 11/25/32 (1)	189,479
38,658	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.158%, due 08/25/34 (1)	38,436
369	First Franklin Mortgage Loan Asset-Backed Certificates (05-FF9-A3), 0.438%, due 10/25/35 (1)	370

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$32,469	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.608%, due 10/25/34 (1)	$32,560
41,560	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 0.578%, due 09/25/35 (1)	40,815
37,200	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.608%, due 07/25/34 (1)	35,852
21,245	Residential Accredit Loans, Inc. (02-QS16-A2), 0.708%, due 10/25/17 (1)	20,362
8,477	Residential Asset Mortgage Products, Inc. (05-RS5-AI3), 0.498%, due 05/25/35 (1)	8,444
899	Residential Asset Mortgage Products, Inc. (05-RS8-A2), 0.448%, due 10/25/33 (1)	900

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $380,694)	394,820

	Corporate Bonds (21.4%)
	Airlines (1.2%)
118,762	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	130,156
50,000	JetBlue Airways Corp. Pass-Through Trust (04-2-G2), 0.691%, due 05/15/18 (1) (EETC)	48,281

	Total Airlines	178,437

	Auto Manufacturers (0.5%)
75,000	Nissan Motor Acceptance Corp., (144A), 0.946%, due 09/26/16 (1)(2)	75,407

	Banks (2.6%)
50,000	Abbey National Treasury Services PLC (United Kingdom), 1.819%, due 04/25/14 (1)	50,143
50,000	Bank of New York Mellon Corp. (The), 1.7%, due 11/24/14	50,509
30,000	Citigroup, Inc., 6.375%, due 08/12/14	30,912
75,000	Citigroup, Inc., 1.199%, due 07/25/16 (1)	75,854
60,000	Goldman Sachs Group, Inc. (The), 1.238%, due 02/07/14 (1)	60,003
30,000	Goldman Sachs Group, Inc. (The), 3.3%, due 05/03/15	30,941
50,000	JPMorgan Chase Bank N.A., 0.574%, due 06/13/16 (1)	49,685
60,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	61,383

	Total Banks	409,430

	Commercial Services (0.5%)
75,000	Catholic Health Initiatives, 1.6%, due 11/01/17	73,777

	Diversified Financial Services (2.3%)
100,000	Ford Motor Credit Co. LLC, 7%, due 04/15/15	107,750
75,000	General Electric Capital Corp., 0.892%, due 07/12/16 (1)	75,790
75,000	Hyundai Capital America (South Korea), (144A), 1.875%, due 08/09/16 (2)	75,602
50,000	International Lease Finance Corp., (144A), 6.5%, due 09/01/14 (2)	51,750
40,000	Macquarie Group, Ltd. (Australia), (144A), 7.3%, due 08/01/14 (2)	41,277

	Total Diversified Financial Services	352,169

	Electric (1.5%)
75,000	Dayton Power & Light Co. (The), (144A), 1.875%, due 09/15/16 (2)	75,809
70,000	NextEra Energy Capital Holdings, Inc., 1.339%, due 09/01/15	70,594
50,000	Oncor Electric Delivery Co. LLC, 6.8%, due 09/01/18	59,444

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Electric (Continued)
$30,000	PNM Resources, Inc., 9.25%, due 05/15/15	$33,225

	Total Electric	239,072

	Engineering & Construction (1.3%)
200,000	Heathrow Funding, Ltd. (United Kingdom), (144A), 2.5%, due 06/25/17 (2)	203,575

	Food (0.3%)
50,000	Kraft Foods Group, Inc., 1.625%, due 06/04/15	50,723

	Gas (0.7%)
100,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (2)	104,652

	Healthcare-Services (1.0%)
85,000	Providence Health & Services Obligated Group, 1.197%, due 10/01/17 (1)	84,693
75,000	Ventas Realty LP, 1.55%, due 09/26/16	75,832

	Total Healthcare-Services	160,525

	Insurance (1.1%)
60,000	Farmers Insurance Exchange, (144A), 6%, due 08/01/14 (2)	61,171
100,000	Metropolitan Life Global Funding I, (144A), 1.7%, due 06/29/15 (2)	101,553

	Total Insurance	162,724

	Oil & Gas (0.7%)
50,000	Devon Energy Corp., 0.694%, due 12/15/15 (1)	50,117
60,000	Petrobras Global Finance BV (Brazil), 1.857%, due 05/20/16 (1)	59,519

	Total Oil & Gas	109,636

	Pharmaceuticals (0.3%)
50,000	Mylan, Inc., (144A), 1.8%, due 06/24/16 (2)	50,795

	Pipelines (0.5%)
75,000	TransCanada Pipelines, Ltd. (Canada), 0.927%, due 06/30/16 (1)	75,662

	Real Estate (0.4%)
50,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	54,657

	REIT (5.3%)
75,000	Brandywine Operating Partnership LP, 7.5%, due 05/15/15	81,097
50,000	BRE Properties, Inc., 5.5%, due 03/15/17	55,100
100,000	Camden Property Trust, 5%, due 06/15/15	105,456
75,000	HCP, Inc., 6%, due 01/30/17	84,572
45,000	Host Hotels & Resorts LP, 5.875%, due 06/15/19	48,848
50,000	Mack-Cali Realty LP, 2.5%, due 12/15/17	50,087
75,000	Mid-America Apartments LP, (144A), 5.5%, due 10/01/15 (2)	80,508
85,000	Pan Pacific Retail Properties, Inc., 5.25%, due 09/01/15	90,656
75,000	Realty Income Corp., 5.5%, due 11/15/15	80,734
70,000	Reckson Operating Partnership LP, 5.875%, due 08/15/14	71,670
75,000	UDR, Inc., 5.25%, due 01/15/16	80,459

	Total REIT	829,187

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Telecommunications (1.2%)
$100,000	AT&T, Inc., 2.5%, due 08/15/15	$102,754
87,000	Verizon Communications, Inc., 1.773%, due 09/15/16 (1)	89,729

	Total Telecommunications	192,483

	Total Corporate Bonds (Cost: $3,324,205)	3,322,911

	Municipal Bond (Cost: $142,915) (0.9%)
125,000	State of California, General Obligation Unlimited, 5.95%, due 04/01/16	138,473

	U.S. Government Agency Obligations (4.9%)
140,000	Federal Home Loan Bank, 0.5%, due 01/08/16	140,084
70,000	Federal Home Loan Bank, 0.55%, due 06/03/16	69,944
65,000	Federal Home Loan Mortgage Corp., 0.6%, due 03/28/16	65,024
70,000	Federal Home Loan Mortgage Corp., 0.75%, due 10/05/16	69,962
140,000	Federal National Mortgage Association, 0.5%, due 01/15/16	140,099
125,000	Federal National Mortgage Association, 0.5%, due 01/29/16	125,126
150,000	Federal National Mortgage Association, 0.625%, due 05/23/16	150,081

	Total U.S. Government Agency Obligations (Cost: $759,861)	760,320

	U.S. Treasury Securities (10.7%)
661,463	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (3)	676,967
61,035	U.S. Treasury Inflation Indexed Note, 1.625%, due 01/15/15 (3)	62,880
859,395	U.S. Treasury Inflation Indexed Note, 2%, due 07/15/14 (3)	877,590
50,000	U.S. Treasury Note, 0.25%, due 08/15/15	50,021

	Total U.S. Treasury Securities (Cost: $1,690,202)	1,667,458

	Total Fixed Income Securities (Cost: $13,722,273) (88.9%)	13,799,101

Number of Shares	Money Market Investments
77,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (4)	77,000
51,000	DWS Money Market Series — Institutional Shares, 0.04% (4)	51,000

	Total Money Market Investments (Cost: $128,000) (0.8%)	128,000

Principal Amount	Short-Term Investments
	Discount Notes (5.8%)
$245,000	Federal Home Loan Bank Discount Note, 0.06%, due 02/05/14 (5)	244,999
400,000	Federal Home Loan Bank Discount Note, 0.07%, due 02/14/14 (5)	399,989
255,000	Federal Home Loan Mortgage Corp. Discount Note, 0.07%, due 03/19/14 (5)	254,977

	Total Discount Notes (Cost: $899,965) (5.8%)	899,965

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $411,795) (2.6%)
$411,795	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $460,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22, valued at $420,612) (Total Amount to be Received Upon Repurchase $411,795)	$411,795

	Total Short-Term Investments (Cost: $1,311,760) (8.4%)	1,311,760

	Total Investments (Cost: $15,162,033) (98.1%)	15,238,861
	Excess of Other Assets over Liabilities (1.9%)	294,101

	Net Assets (100.0%)	$15,532,962

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.

(1)	Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2014.

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $1,177,103 or 7.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(3)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(4)	Rate disclosed, the 7-day net yield, is as of January 31, 2014.

(5)	Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Airlines	1.2%
Auto Manufacturers	0.5
Banks	2.6
Commercial Mortgage-Backed Securities — Agency	3.8
Commercial Mortgage-Backed Securities — Non-Agency	11.1
Commercial Services	0.5
Diversified Financial Services	2.3
Electric	1.5
Engineering & Construction	1.3
Food	0.3
Gas	0.7
Healthcare-Services	1.0
Insurance	1.1
Oil & Gas	0.7
Pharmaceuticals	0.3
Pipelines	0.5
Real Estate	0.4
REIT	5.3
Residential Mortgage-Backed Securities — Agency	33.6
Residential Mortgage-Backed Securities — Non-Agency	2.5
Telecommunications	1.2
Municipal Bonds	0.9
U.S. Government Agency Obligations	4.9
U.S. Treasury Securities	10.7
Money Market Investments	0.8
Short-Term Investments	8.4

Total	98.1%

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (7.4% of Net Assets)
$10,502,397	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	$10,698,818
20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.258%, due 12/27/44 (1)(2)	20,172,989
13,044,462	Access Group, Inc. (05-2-A3), 0.418%, due 11/22/24 (2)	12,924,404
10,055,020	Bayview Commercial Asset Trust (04-1-A), (144A), 0.518%, due 04/25/34 (1)(2)	9,376,327
15,228,756	Bayview Commercial Asset Trust (06-1A-A1), (144A), 0.428%, due 04/25/36 (1)(2)	13,299,531
20,600,000	Brazos Higher Education Authority, Inc. (05-3-A15), 0.385%, due 03/25/25 (2)(3)	20,483,807
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.312%, due 11/25/33 (2)	19,028,600
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.239%, due 10/27/36 (2)	11,745,278
6,865,871	CIT Education Loan Trust (07-1-A), (144A), 0.336%, due 03/25/42 (1)(2)	6,326,046
16,780,000	College Loan Corp. Trust (07-1-A3), 0.339%, due 04/25/29 (2)	15,552,065
10,733,108	Collegiate Funding Services Education Loan Trust (04-A-A3), 0.457%, due 09/28/26 (2)	10,687,933
16,841,339	Educational Funding of the South, Inc. (12-1-A), 1.208%, due 03/25/36 (2)	17,099,337
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.089%, due 10/25/35 (1)(2)	16,538,826
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.515%, due 03/25/36 (1)(2)	7,380,599
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.165%, due 04/25/33 (1)(2)	17,472,230
7,020,070	GE Business Loan Trust (04-2A-A), (144A), 0.38%, due 12/15/32 (1)(2)	6,665,469
12,650,000	Goal Capital Funding Trust (05-2-A3), 0.408%, due 05/28/30 (2)	12,386,837
16,282,779	Goal Capital Funding Trust (06-1-A3), 0.358%, due 11/25/26 (2)	16,130,608
9,000,000	Greyrock CDO, Ltd. (05-1X-A2L), (Reg. S), 0.661%, due 11/15/17 (2)(4)	8,966,727
8,468,425	Jasper CLO, Ltd. (05-1A-A), (144A), 0.508%, due 08/01/17 (1)(2)	8,444,398
8,113,552	JFIN CLO, Ltd. (07-1A-A1A), (144A), 0.442%, due 07/20/21 (1)(2)	7,992,926
11,016,980	KKR Financial Corp. (07-AA-A), (144A), 0.989%, due 10/15/17 (1)(2)	10,985,851
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.207%, due 07/20/43 (2)	17,687,492
10,900,000	National Collegiate Master Student Loan Trust I (02-2-AR10), (144A), 3.658%, due 11/01/42 (1)(2)	10,893,242
12,412,523	National Collegiate Student Loan Trust (06-3-A3), 0.308%, due 10/25/27 (2)	11,980,232
6,425,000	National Collegiate Student Loan Trust (07-1-A3), 0.398%, due 07/25/30 (2)	5,498,088
15,000,000	National Collegiate Student Loan Trust (07-3-A2A4), 3.659%, due 12/26/25 (2)	14,910,900
4,500,000	National Collegiate Student Loan Trust (07-4-A2A3), 3.658%, due 12/26/25 (2)	4,466,493
13,960,431	Pangaea CLO, Ltd. (07-1A-A1), (144A), 0.487%, due 10/21/21 (1)(2)	13,575,949
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.197%, due 10/01/37 (2)	16,228,306
3,244,963	Red River CLO, Ltd. (1A-A), (144A), 0.508%, due 07/27/18 (1)(2)	3,179,815
9,500,000	SLM Private Credit Student Loan Trust (04-A-A3), 0.643%, due 06/15/33 (2)	8,757,309
10,000,000	SLM Private Credit Student Loan Trust (04-B-A3), 0.573%, due 03/15/24 (2)	9,231,215
4,426,712	SLM Student Loan Trust (04-8-B), 0.699%, due 01/25/40 (2)	3,931,594

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$7,544,000	SLM Student Loan Trust (05-5-A5), 0.989%, due 10/25/40 (2)	$7,315,636
7,081,718	SLM Student Loan Trust (07-6-B), 1.089%, due 04/27/43 (2)	6,368,085
7,405,000	SLM Student Loan Trust (08-2-B), 1.439%, due 01/25/29 (2)	6,699,220
6,549,000	SLM Student Loan Trust (08-3-B), 1.439%, due 04/25/29 (2)	6,045,553
3,270,000	SLM Student Loan Trust (08-4-B), 2.089%, due 04/25/29 (2)	3,167,825
17,785,000	SLM Student Loan Trust (08-5-A4), 1.939%, due 07/25/23 (2)(3)	18,561,858
6,380,000	SLM Student Loan Trust (08-5-B), 2.089%, due 07/25/29 (2)	6,361,129
20,000,000	SLM Student Loan Trust (08-6-A3), 0.989%, due 01/25/19 (2)(3)	20,175,019
6,380,000	SLM Student Loan Trust (08-6-B), 2.089%, due 07/25/29 (2)	6,289,292
6,380,000	SLM Student Loan Trust (08-7-B), 2.089%, due 07/25/29 (2)	6,345,998
5,696,000	SLM Student Loan Trust (08-8-B), 2.489%, due 10/25/29 (2)	5,737,712
6,380,000	SLM Student Loan Trust (08-9-B), 2.489%, due 10/25/29 (2)	6,541,357
12,800,000	SLM Student Loan Trust (11-1-A2), 1.308%, due 10/25/34 (2)	13,144,326
17,840,000	SLM Student Loan Trust (11-2-A2), 1.358%, due 10/25/34 (2)	18,566,070
10,095,736	SLM Student Loan Trust (12-2-A), 0.858%, due 01/25/29 (2)	10,140,075
10,000,000	South Carolina Student Loan Corp. (06-1-A2), 0.359%, due 12/01/22 (2)	9,748,600
7,550,000	Telos CLO, Ltd. (06-1A-A2), (144A), 0.642%, due 10/11/21 (1)(2)	7,467,831

	Total Asset-Backed Securities (Cost: $544,187,524)	559,375,827

	Commercial Mortgage-Backed Securities — Agency (6.4%)
45,330,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K005-A2), 4.317%, due 11/25/19 (3)	49,456,050
24,280,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K007-A2), 4.224%, due 03/25/20 (3)	26,666,853
29,110,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20 (3)	31,302,973
32,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K010-A2), 4.333%, due 10/25/20 (3)	35,695,718
25,890,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)(3)	27,799,349
37,335,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K020-A2), 2.373%, due 05/25/22 (3)	35,702,751
50,222,242	Federal National Mortgage Association, (12-M12-1A), 2.84%, due 08/25/22 (ACES) (2)(3)	50,319,153
35,354,801	Federal National Mortgage Association, (12-M15-A), 2.656%, due 10/25/22 (ACES) (2)(3)	34,619,618
2,998,520	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (3)	3,199,833
19,556,599	Federal National Mortgage Association, Pool #AL0290, 4.447%, due 04/01/21 (3)	21,575,618
20,921,028	Federal National Mortgage Association, Pool #AL0600, 4.299%, due 07/01/21 (3)	22,900,815
16,200,872	Federal National Mortgage Association, Pool #AL2660, 2.627%, due 10/01/22 (3)	15,892,116

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$45,637,716	Federal National Mortgage Association, Pool #AL3366, 2.436%, due 02/01/23 (3)	$44,110,715
45,944,072	Federal National Mortgage Association, Pool #AL3400, 2.545%, due 03/01/23 (3)	44,516,466
22,272,177	Federal National Mortgage Association, Pool #AL3562, 2.558%, due 04/01/23 (3)	21,615,006
13,573,762	Federal National Mortgage Association, Pool #FN0003, 4.302%, due 01/01/21 (3)	14,936,283

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $495,398,146)	480,309,317

	Commercial Mortgage-Backed Securities — Non-Agency (0.8%)
6,440,000	COMM Mortgage Trust (12-LC4-A4), 3.288%, due 12/10/44	6,460,444
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,136,139
17,505,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	18,175,905
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,671,896
17,835,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	18,444,725

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $56,270,229)	57,889,109

	Residential Mortgage-Backed Securities — Agency (41.7%)
429,466	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26 (3)	474,518
530,679	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31 (3)	590,881
7,199,187	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC) (3)	7,928,608
18,678,266	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC) (3)	20,626,047
1,988,858	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23 (3)	2,118,937
999,324	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O) (3)	815,570
7,516,061	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC) (3)	7,969,658
4,278,951	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23 (3)	4,616,035
5,956,317	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23 (3)	6,370,943
29,900,398	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC) (3)	32,747,116
59,746,052	Federal Home Loan Mortgage Corp. (276-30), 3%, due 09/15/42 (3)	57,660,813
12,630,993	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19 (3)	13,260,689
65,791,742	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (3)	63,313,825
2,264,520	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC) (3)	2,396,788
1,158,724	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O) (3)	1,103,278
3,965,726	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC) (3)	4,030,936
7,716,695	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35 (3)	8,243,308
50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC) (3)	55,903,358
33,166,405	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36 (3)	36,616,640
17,242,210	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26 (3)	19,135,689
14,159,773	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC) (3)	12,458,197
3,280,608	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32 (3)	3,330,548

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$16,201,493	Federal Home Loan Mortgage Corp. (3315-S), 6.25%, due 05/15/37 (I/O) (I/F) (2)(3)	$1,856,621
10,875,033	Federal Home Loan Mortgage Corp. (3376-SX), 5.88%, due 10/15/37 (I/O) (I/F) (2)(3)	1,499,847
3,729,032	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	3,828,577
16,533,082	Federal Home Loan Mortgage Corp. (3410-IS), 6.11%, due 02/15/38 (I/O) (I/F) (2)(3)	2,392,745
13,309,080	Federal Home Loan Mortgage Corp. (3424-BI), 6.64%, due 04/15/38 (I/O) (I/F) (2)(3)	2,215,665
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24 (3)	8,577,518
6,021,403	Federal Home Loan Mortgage Corp. (3519-SH), 5.34%, due 07/15/37 (I/O) (I/F) (2)(3)	781,842
25,673,079	Federal Home Loan Mortgage Corp. (3531-SC), 6.14%, due 05/15/39 (I/O) (I/F) (2)(3)	3,762,137
6,414,294	Federal Home Loan Mortgage Corp. (3541-SA), 6.59%, due 06/15/39 (I/O) (I/F) (2)(3)	728,961
23,742,524	Federal Home Loan Mortgage Corp. (3550-GS), 6.59%, due 07/15/39 (I/O) (I/F) (2)(3)	3,943,415
9,747,408	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32 (3)	10,751,930
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29 (3)	40,945,946
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29 (3)	20,914,102
21,549,286	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29 (3)	22,865,535
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24 (3)	26,602,250
2,977,533	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37 (3)	3,165,710
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC)	22,154,229
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC) (3)	21,560,422
30,136,761	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40 (3)	31,299,841
29,293,992	Federal Home Loan Mortgage Corp. (3788-SB), 6.32%, due 01/15/41 (I/O) (I/F) (2)(3)	4,424,335
7,275,671	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)	6,659,122
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC) (3)	10,827,037
12,531,663	Federal Home Loan Mortgage Corp. (4030-HS), 6.45%, due 04/15/42 (I/O) (2)(3)	1,968,795
15,242,697	Federal Home Loan Mortgage Corp. (4170-FW), 1.11%, due 01/15/33 (PAC) (2)	15,166,720
16,750,674	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35 (3)	18,341,620
3,087	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15 (2)(3)	2,971
11,333,303	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39 (3)	12,387,276
51,553,367	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40 (3)	57,015,978
15,835,077	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40 (3)	17,477,805
32,493,953	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41 (3)	34,020,914
21,606	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19 (3)	23,129
23,250	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19 (3)	24,883
85,061	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	91,066
35,386	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19 (3)	37,864
49,744,494	Federal Home Loan Mortgage Corp., Pool #C03805, 3.5%, due 04/01/42 (3)	50,421,630
133,276	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22 (3)	147,887
46,320,780	Federal Home Loan Mortgage Corp., Pool #E04113, 2.5%, due 11/01/27 (3)	46,669,994

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$477,403	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35 (3)	$520,576
52,976,300	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40 (3)	55,565,100
818,959	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20 (3)	876,995
2,048,597	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22 (3)	2,184,863
2,560,686	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20 (3)	2,737,146
2,919,737	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24 (3)	3,146,666
32,192	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21 (3)	36,007
5,088,898	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29 (3)	5,646,788
5,414,411	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28 (3)	6,007,987
7,547,093	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29 (3)	8,269,189
934,468	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37 (3)	997,179
8,545,187	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38 (3)	9,455,442
10,676,688	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36 (3)	11,574,770
576,334	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31 (3)	645,243
1,825,466	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC) (3)	1,981,906
1,047,750	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC) (3)	1,057,081
1,550,521	Federal National Mortgage Association (04-52-SW), 6.942%, due 07/25/34 (I/O) (I/F) (2)(3)	272,686
4,446,893	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24 (3)	4,766,153
4,611,626	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29 (3)	5,056,976
17,217,933	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC) (3)	18,618,235
858,418	Federal National Mortgage Association (05-74-CP), 24.171%, due 05/25/35 (I/F) (PAC) (2)(3)	1,353,625
7,320,315	Federal National Mortgage Association (07-20-SI), 6.292%, due 03/25/37 (I/O) (I/F) (2)(3)	1,016,779
7,136,241	Federal National Mortgage Association (07-21-SE), 6.282%, due 03/25/37 (I/O) (I/F) (2)(3)	1,093,956
9,046,418	Federal National Mortgage Association (07-56-SG), 6.252%, due 06/25/37 (I/O) (I/F) (2)(3)	1,168,537
21,577,750	Federal National Mortgage Association (07-58-SV), 6.592%, due 06/25/37 (I/O) (I/F) (2)(3)	2,781,663
320,786	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36 (3)	324,718
4,752,779	Federal National Mortgage Association (07-65-S), 6.442%, due 07/25/37 (I/O) (I/F) (2)(3)	631,623
2,272,704	Federal National Mortgage Association (07-88-FY), 0.618%, due 09/25/37 (2)(3)	2,278,603
23,127,704	Federal National Mortgage Association (07-103-AI), 6.342%, due 03/25/37 (I/O) (I/F) (2)(3)	3,902,224
32,438,444	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37 (3)	35,695,612
22,296,926	Federal National Mortgage Association (08-1-AI), 6.092%, due 05/25/37 (I/O) (I/F) (2)(3)	3,832,329

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$15,246,503	Federal National Mortgage Association (08-13-SB), 6.082%, due 03/25/38 (I/O) (I/F) (2)(3)	$2,183,594
23,574,129	Federal National Mortgage Association (08-23-SB), 6.692%, due 04/25/38 (I/O) (I/F) (2)(3)	3,711,083
3,949,363	Federal National Mortgage Association (08-35-SD), 6.292%, due 05/25/38 (I/O) (I/F) (2)	670,019
33,990,057	Federal National Mortgage Association (08-66-SG), 5.912%, due 08/25/38 (I/O) (I/F) (2)(3)	4,853,617
15,336,783	Federal National Mortgage Association (08-68-SA), 5.812%, due 08/25/38 (I/O) (I/F) (2)(3)	1,929,476
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/25/24 (3)	8,718,148
11,881,950	Federal National Mortgage Association (09-3-SH), 5.292%, due 06/25/37 (I/O) (I/F) (2)(3)	1,531,878
4,915,893	Federal National Mortgage Association (09-47-SV), 6.592%, due 07/25/39 (I/O) (I/F) (2)(3)	628,536
16,350,434	Federal National Mortgage Association (09-51-SA), 6.592%, due 07/25/39 (I/O) (I/F) (2)(3)	2,645,291
7,677,292	Federal National Mortgage Association (09-6-SD), 5.392%, due 02/25/39 (I/O) (I/F) (2)(3)	998,856
19,312,553	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24 (3)	20,406,391
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29 (3)	28,411,807
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29 (3)	35,595,297
4,495,921	Federal National Mortgage Association (09-72-JS), 7.092%, due 09/25/39 (I/O) (I/F) (2)(3)	669,637
20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC) (3)	21,781,137
50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41 (3)	52,113,975
59,842,927	Federal National Mortgage Association (12-133-GC), 2.5%, due 08/25/41 (PAC) (3)	59,468,340
26,459,581	Federal National Mortgage Association (12-153-PC), 2%, due 05/25/42 (PAC) (3)	24,684,263
12,305,700	Federal National Mortgage Association (13-101-BO), 0%, due 10/25/43 (P/O) (3)	9,236,864
28,533,060	Federal National Mortgage Association (13-101-CO), 0%, due 10/25/43 (P/O) (3)	21,493,951
32,726,926	Federal National Mortgage Association (13-21-EC), 2%, due 12/25/38 (I/O) (3)	30,735,362
7,876,000	Federal National Mortgage Association (13-35-LP), 3%, due 01/25/43 (PAC)	7,403,132
21,400,000	Federal National Mortgage Association (13-95-PN), 3%, due 01/25/43 (PAC)	20,165,188
182,952	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)(3)	213,983
1,029,644	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O) (3)	989,616
76,348	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22 (3)	86,029
140,557	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17 (3)	151,359
382,906	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23 (3)	424,088
5,149,334	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29 (3)	5,644,929
3,643,481	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47 (3)	4,018,358
11,275,630	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33 (3)	12,461,238
1,202,154	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18 (3)	1,284,240

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$68,117	Federal National Mortgage Association, Pool #661856, 2.279%, due 10/01/32 (2)(3)	$68,079
355,476	Federal National Mortgage Association, Pool #671133, 1.788%, due 02/01/33 (2)(3)	368,842
103,402	Federal National Mortgage Association, Pool #672272, 2.189%, due 12/01/32 (2)(3)	110,465
458,824	Federal National Mortgage Association, Pool #676766, 2.208%, due 01/01/33 (2)(3)	487,254
314,873	Federal National Mortgage Association, Pool #687847, 2.218%, due 02/01/33 (2)	333,494
969,269	Federal National Mortgage Association, Pool #692104, 1.792%, due 02/01/33 (2)(3)	1,007,031
597,672	Federal National Mortgage Association, Pool #699866, 2.37%, due 04/01/33 (2)(3)	627,477
333,350	Federal National Mortgage Association, Pool #704454, 2.417%, due 05/01/33 (2)(3)	346,233
304,745	Federal National Mortgage Association, Pool #708820, 2.507%, due 06/01/33 (2)(3)	324,797
619,617	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19 (3)	661,344
315,356	Federal National Mortgage Association, Pool #728824, 2.336%, due 07/01/33 (2)(3)	338,974
1,322,324	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33 (3)	1,435,681
40,126	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19 (3)	43,222
1,667,498	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37 (3)	1,883,972
1,692,356	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38 (3)	1,829,450
4,194,216	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28 (3)	4,591,742
1,845,193	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23 (3)	2,000,212
9,609,934	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24 (3)	10,595,071
6,352,724	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49 (3)	6,851,850
13,583,336	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28 (3)	15,132,255
8,332,766	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29 (3)	9,300,161
6,849,581	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38 (3)	7,526,059
70,928,792	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40 (3)	74,603,229
61,677,392	Federal National Mortgage Association, Pool #AB4044, 3.5%, due 12/01/41 (3)	62,679,460
46,453,451	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42 (3)	45,227,034
10,136,042	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29 (3)	11,022,158
22,990,193	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37 (3)	25,529,054
21,339,463	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40 (3)	23,745,467
15,216,953	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40 (3)	16,932,246
16,832,365	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29 (3)	18,242,083
24,144,859	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41 (3)	25,911,395
41,746,820	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33 (3)	42,028,720
80,896,301	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33 (3)	81,442,639
67,701,373	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33 (3)	70,163,479
75,215,490	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33 (3)	77,950,863
118,500,000	Federal National Mortgage Association TBA, 3% (5)	122,332,728

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$185,435,000	Federal National Mortgage Association TBA, 3% (5)	$180,335,538
160,305,000	Federal National Mortgage Association TBA, 3.5% (5)	162,684,519
204,565,000	Federal National Mortgage Association TBA, 4% (5)	214,345,764
253,845,000	Federal National Mortgage Association TBA, 4.5% (5)	272,407,416
1,737,595	Government National Mortgage Association (03-42-SH), 6.393%, due 05/20/33 (I/O) (I/F) (2)(3)	279,928
15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O) (3)	10,291,782
33,292,878	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40 (3)	36,391,973
538,670	Government National Mortgage Association II, Pool #80963, 1.625%, due 07/20/34 (2)(3)	553,968
104,142	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34 (3)	109,351
38,430,000	Government National Mortgage Association II TBA, 3% (5)	38,099,744

	Total Residential Mortgage-Backed Securities — Agency (Cost: $3,021,204,871)	3,125,249,243

	Residential Mortgage-Backed Securities — Non-Agency (35.5%)
10,508,169	Accredited Mortgage Loan Trust (05-3-A2D), 0.53%, due 09/25/35 (2)	10,408,447
18,886,552	ACE Securities Corp. (06-ASP1-A2D), 0.468%, due 12/25/35 (2)	17,947,295
22,015,645	ACE Securities Corp. (07-ASP1-A2C), 0.418%, due 03/25/37 (2)	12,312,283
11,833,175	ACE Securities Corp. (07-ASP1-A2D), 0.538%, due 03/25/37 (2)	6,662,703
2,973,441	Adjustable Rate Mortgage Trust (04-5-3A1), 2.473%, due 04/25/35 (2)	2,955,984
23,002,000	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.488%, due 01/25/36 (2)	22,654,302
9,947,142	Asset-Backed Funding Certificates (05-HE2-M2), 0.908%, due 06/25/35 (2)	9,713,807
24,404,115	Asset-Backed Funding Certificates (07-WMC1-A2A), 0.908%, due 06/25/37 (2)	16,412,109
4,275,147	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 0.598%, due 06/25/35 (2)	4,264,767
52,114,000	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.298%, due 12/25/36 (2)	37,964,069
1,984,251	Banc of America Alternative Loan Trust (03-3-A4), 5.75%, due 05/25/33	2,165,543
651,794	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	705,405
15,897,527	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	16,398,340
924,115	Banc of America Funding Corp. (04-B-3A1), 2.836%, due 12/20/34 (2)	562,585
223,961	Banc of America Funding Corp. (06-D-2A1), 2.748%, due 05/20/36 (2)(6)	162,935
8,851,829	Banc of America Funding Corp. (06-D-3A1), 2.861%, due 05/20/36 (2)(6)	7,930,557
21,829,263	Banc of America Funding Corp. (06-G-2A1), 0.377%, due 07/20/36 (2)	20,308,178
7,003,822	Banc of America Funding Corp. (06-G-2A3), 0.327%, due 07/20/36 (2)	6,999,872
280,199	Banc of America Funding Corp. (10-R9-3A1), (144A), 5.5%, due 12/26/35 (1)	282,802
11,712,969	Banc of America Funding Trust (06-3-4A14), 5.5%, due 03/25/36	11,448,555
2,747,184	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	2,789,631

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$5,271,425	BCAP LLC Trust (07-AA1-1A2), 0.318%, due 02/25/47 (2)(6)	$4,661,258
649,627	BCAP LLC Trust (09-RR1-21A1), (144A), 2.613%, due 11/26/34 (1)(2)	659,891
2,500,930	BCAP LLC Trust (09-RR1-22A1), (144A), 2.627%, due 05/26/35 (1)(2)	2,550,328
1,577,635	BCAP LLC Trust (09-RR1-23A1), (144A), 2.629%, due 05/26/35 (1)(2)	1,613,930
1,051,039	BCAP LLC Trust (11-RR1-8A1), (144A), 3.25%, due 08/28/21 (1)(2)	1,056,095
8,620,692	BCAP LLC Trust (11-RR2-3A6), (144A), 2.711%, due 11/21/35 (1)(2)	8,067,762
1,410,851	BCAP LLC Trust (11-RR3-1A5), (144A), 2.854%, due 05/27/37 (1)(2)	1,421,686
2,013,466	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	1,954,297
8,191,867	BCAP LLC Trust (11-RR4-1A3), (144A), 2.811%, due 03/26/36 (1)(2)	7,996,429
7,291,301	BCAP LLC Trust (11-RR4-2A3), (144A), 1%, due 06/26/47 (1)(2)	7,246,722
11,328,539	BCAP LLC Trust (11-RR4-3A3), (144A), 2.683%, due 07/26/36 (1)(2)	10,565,063
12,897,682	BCAP LLC Trust (11-RR5-1A3), (144A), 2.534%, due 03/26/37 (1)(2)	12,779,370
3,359,124	BCAP LLC Trust (11-RR5-2A3), (144A), 2.828%, due 06/26/37 (1)(2)	3,347,528
9,728,145	BCAP LLC Trust (12-RR7-1A1), (144A), 0.331%, due 08/26/36 (1)(2)	9,441,086
4,748,919	BCAP LLC Trust (12-RR8-5A3), (144A), 0.459%, due 05/26/37 (1)(2)	4,634,202
8,289,388	BCAP LLC Trust (12-RR9-1A1), (144A), 0.316%, due 07/26/35 (1)(2)	7,955,077
19,517,921	BCAP LLC Trust (12-RR9-1A1), (144A), 2.484%, due 08/26/36 (1)(2)	19,326,071
11,571,114	BCAP LLC Trust (13-RR2-6A1), (144A), 3%, due 06/26/37 (1)(2)	11,608,904
5,795,752	BCAP LLC Trust (13-RR4-3A1), (144A), 0.308%, due 05/26/37 (1)(2)	5,658,824
3,130,697	Bear Stearns Alt-A Trust (04-13-A1), 0.898%, due 11/25/34 (2)	3,118,387
10,872	Bear Stearns Alt-A Trust (05-2-2A4), 2.636%, due 04/25/35 (2)	10,479
1,659,035	Bear Stearns Alt-A Trust (06-3-1A1), 0.538%, due 05/25/36 (2)(6)	1,100,249
1,053,838	Bear Stearns Alt-A Trust (06-4-32A1), 2.706%, due 07/25/36 (2)(6)	684,660
1,959,493	Bear Stearns ARM Trust (04-12-1A1), 2.627%, due 02/25/35 (2)	1,583,225
5,288,897	Bear Stearns ARM Trust (06-2-2A1), 2.79%, due 07/25/36 (2)(6)	4,522,219
575,235	Bear Stearns ARM Trust (07-1-2A1), 2.744%, due 02/25/47 (2)(6)	461,005
3,541,267	Bear Stearns ARM Trust (07-5-3A1), 5.02%, due 08/25/47 (2)(6)	3,197,027
4,029,319	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 5.5%, due 09/25/35 (2)	4,157,159
8,615,369	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.4%, due 09/25/35 (2)	8,845,873
9,267,621	Bear Stearns Asset-Backed Securities I Trust (06-HE9-1A2), 0.308%, due 11/25/36 (2)	6,455,980
1,095,957	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.338%, due 10/25/36 (2)	728,669
4,422,225	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.358%, due 09/25/47 (2)	3,617,338
10,125,734	BNC Mortgage Loan Trust (07-1-A2), 0.218%, due 03/25/37 (2)	10,081,960
3,559,527	BNC Mortgage Loan Trust (07-3-A2), 0.218%, due 07/25/37 (2)	3,530,066
6,457,151	Carrington Mortgage Loan Trust (05-NC5-A2), 0.478%, due 10/25/35 (2)	6,419,010
16,507,175	Carrington Mortgage Loan Trust (05-NC5-A3), 0.578%, due 10/25/35 (2)	15,720,361

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$9,150,000	Centex Home Equity (05-D-M1), 0.588%, due 10/25/35 (2)	$8,888,456
1,983,266	Chase Mortgage Finance Corp. (06-A1-2A1), 2.703%, due 09/25/36 (2)(6)	1,712,268
11,916,038	Chase Mortgage Finance Corp. (07-A1-8A1), 2.65%, due 02/25/37 (2)	12,163,838
5,870,468	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	5,741,033
24,227,000	Chaseflex Trust (06-1-A3), 5.283%, due 06/25/36 (2)	23,938,662
1,102,009	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	1,091,857
9,229,466	Citicorp Residential Mortgage Trust, Inc. (06-2-A4), 5.775%, due 09/25/36	9,847,504
17,922,691	Citigroup Mortgage Loan Trust, Inc. (06-AR9-1A2), 0.328%, due 11/25/36 (2)	17,713,587
6,356,500	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.308%, due 08/25/36 (2)	5,943,061
5,388,484	Citigroup Mortgage Loan Trust, Inc. (06-WFH3-A3), 0.308%, due 10/25/36 (2)	5,362,900
6,658,515	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(6)	5,098,062
2,523,147	Citigroup Mortgage Loan Trust, Inc. (07-WFH2-A2), 0.308%, due 03/25/37 (2)	2,527,219
7,085,503	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 2.855%, due 11/25/38 (1)(2)	7,190,078
1,975,916	Citigroup Mortgage Loan Trust, Inc. (09-4-11A1), (144A), 0.608%, due 10/25/36 (1)(2)	1,962,359
3,016,085	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 0.508%, due 07/25/36 (1)(2)	2,853,570
5,910,670	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	6,157,542
1,129,400	Citigroup Mortgage Loan Trust, Inc. (10-6-3A1), (144A), 2.612%, due 07/25/36 (1)(2)	1,139,112
1,268,027	Citigroup Mortgage Loan Trust, Inc. (10-9-5A5), (144A), 8.513%, due 03/25/37 (1)	1,335,064
10,198,431	Citigroup Mortgage Loan Trust, Inc. (11-3-1A6), (144A), 0.238%, due 02/25/47 (1)(2)	9,982,029
14,737,486	Citigroup Mortgage Loan Trust, Inc. (12-10-3A1), (144A), 2.461%, due 12/25/35 (1)(2)	14,846,646
21,273,902	Citigroup Mortgage Loan Trust, Inc. (12-11-1A1), (144A), 0.338%, due 03/25/37 (1)(2)	20,484,735
7,702,434	Citigroup Mortgage Loan Trust, Inc. (12-8-4A1), (144A), 0.298%, due 01/25/37 (1)(2)	7,253,193
2,480,967	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	2,545,459
6,405,947	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	6,440,782
2,202,443	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (6)	2,162,048
610,096	Countrywide Alternative Loan Trust (05-84-1A1), 2.702%, due 02/25/36 (2)(6)	465,859
2,536,962	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	2,574,551
228,163	Countrywide Alternative Loan Trust (05-J5-1A1), 0.458%, due 05/25/35 (2)	226,511
2,823,112	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21 (6)	2,857,775
3,216,613	Countrywide Alternative Loan Trust (07- HY5R-2A1A), 4.695%, due 03/25/47 (2)(6)	3,147,742
1,285,336	Countrywide Asset-Backed Certificates (05-1-MV2), 0.598%, due 07/25/35 (2)	1,287,366
28,636,766	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	30,337,561
22,589,800	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.458%, due 05/25/35 (2)	20,872,139
89,051	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 4.704%, due 09/20/35 (2)(6)	77,732

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$22,807	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 2.842%, due 09/25/47 (2)(6)	$19,339
77,252	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 2.964%, due 03/25/37 (2)(6)	56,536
1,590,104	Credit Suisse Commercial Mortgage Trust (10-12R-8A1), (144A), 4%, due 11/26/35 (1)(2)	1,619,282
4,498,559	Credit Suisse Commercial Mortgage Trust (10-1R-8A1), (144A), 2.642%, due 05/27/47 (1)(2)	4,603,096
32,387,038	Credit Suisse Commercial Mortgage Trust (13-2R-2A1), (144A), 2.776%, due 02/27/36 (1)(2)	31,897,738
8,659,077	Credit Suisse Commercial Mortgage Trust (13-7R-4A1), (144A), 0.325%, due 07/26/36 (1)(2)	7,850,180
114,438	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	122,638
4,000,449	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (6)	3,269,675
2,004,205	Credit Suisse First Boston Mortgage Securities Corp. (05-11-8A9), 5.25%, due 12/25/35	2,047,600
13,958,610	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (6)	10,843,006
4,539,658	Credit Suisse Mortgage Capital Certificates (10-1R-7A1), (144A), 2.686%, due 07/27/36 (1)(2)	4,552,988
5,761,917	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 3.622%, due 01/25/36	4,240,082
12,793,655	Credit-Based Asset Servicing and Securitization LLC (06-CB6-A1), 0.238%, due 07/25/36 (2)	8,894,310
42,962,275	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.318%, due 10/25/36 (2)	27,498,704
23,210,204	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 0.388%, due 11/25/36 (2)	12,943,124
19,741,649	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 4.891%, due 02/25/37	14,545,331
1,130,001	Credit-Based Asset Servicing and Securitization LLC (07-CB4-A2A), 4.74%, due 04/25/37	1,139,427
21,140,665	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (6)	20,284,732
10,281,922	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36 (6)	10,015,579
26,673,766	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37	25,914,030
869,894	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.348%, due 02/25/37 (2)(6)	623,309
3,261,900	DSLA Mortgage Loan Trust (05-AR6-2A1A), 0.447%, due 10/19/45 (2)	2,852,782
20,383,625	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.357%, due 10/19/36 (2)	17,747,044
4,924,907	DSLA Mortgage Loan Trust (07-AR1-2A1A), 0.297%, due 04/19/47 (2)	4,240,340
6,860,445	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.428%, due 04/25/47 (2)	4,357,700

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$47,570,147	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF13-A2D), 0.398%, due 10/25/36 (2)	$31,786,943
41,033,570	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.318%, due 12/25/37 (2)	24,630,400
24,079,489	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.368%, due 12/25/37 (2)	14,556,726
8,389,587	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.298%, due 01/25/38 (2)	5,037,810
13,644,117	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.378%, due 01/25/38 (2)	8,381,349
7,907,373	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 2.254%, due 09/25/35 (2)(6)	6,673,886
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.488%, due 01/25/36 (2)	10,707,328
7,433,470	Fremont Home Loan Trust (06-1-2A3), 0.338%, due 04/25/36 (2)	6,495,559
1,011,680	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 0.398%, due 08/25/45 (2)	885,402
35,717,024	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 0.308%, due 10/25/46 (2)	34,253,126
2,249,559	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 2.645%, due 11/25/35 (1)(2)	2,294,321
9,014,531	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	9,457,181
3,226,654	GSAA Home Equity Trust (05-9-2A3), 0.528%, due 08/25/35 (2)	3,045,921
9,710,838	GSR Mortgage Loan Trust (04-9-3A1), 2.738%, due 08/25/34 (2)	9,851,891
5,748,840	GSR Mortgage Loan Trust (05-4F-4A3), 5.5%, due 05/25/35	6,021,806
30,065,659	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	30,047,530
63,677	GSR Mortgage Loan Trust (07-AR2-2A1), 2.701%, due 05/25/47 (2)(6)	57,649
4,642,184	GSR Mortgage Loan Trust (07-AR2-5A1A), 5.189%, due 05/25/47 (2)	4,439,339
2,688,750	Harborview Mortgage Loan Trust (05-9-2A1A), 0.497%, due 06/20/35 (2)	2,522,297
39,991,696	Harborview Mortgage Loan Trust (06-8-2A1A), 0.347%, due 07/21/36 (2)	32,600,511
13,819,875	Home Equity Asset Trust (05-8-2A4), 0.518%, due 02/25/36 (2)	13,557,751
6,646,318	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 0.738%, due 07/25/34 (2)	6,641,021
2,110,920	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.608%, due 10/25/34 (2)	2,116,816
1,456,288	HSBC Home Equity Loan Trust USA (06-1-A2), 0.337%, due 01/20/36 (2)	1,443,307
20,000,000	HSBC Home Equity Loan Trust USA (06-4-M1), 0.417%, due 03/20/36 (2)	18,812,120
2,254,538	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	2,190,928
18,370	Impac CMB Trust (04-5-1A1), 0.878%, due 10/25/34 (2)	17,805
145,809	Impac CMB Trust (05-1-1A1), 0.678%, due 04/25/35 (2)	143,860
14,893,189	Indymac Index Mortgage Loan Trust (04-AR4-2A), 2.607%, due 08/25/34 (2)	14,529,445
2,209,176	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.557%, due 11/25/34 (2)	1,833,640
10,670,603	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 4.676%, due 11/25/35 (2)(6)	9,115,343
6,120,912	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 4.713%, due 12/25/35 (2)(6)	5,390,277

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$9,615,582	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.377%, due 06/25/35 (2)	$8,459,366
8,013,388	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 2.491%, due 08/25/36 (2)(6)	5,960,727
16,375,070	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.338%, due 02/25/37 (2)	12,901,459
11,024,971	Indymac Index Mortgage Loan Trust (06-AR8-A3A), 0.388%, due 07/25/46 (2)(6)	8,884,098
39,147	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.461%, due 06/25/37 (2)(6)	26,313
19,323,908	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 2.457%, due 07/25/37 (2)(6)	12,410,219
29,346,803	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 2.736%, due 05/25/37 (2)(6)	21,712,321
7,806,733	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 2.799%, due 11/25/37 (2)	7,309,975
24,912,993	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.338%, due 02/25/37 (2)	23,986,350
1,023,581	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.477%, due 12/26/35 (1)(2)	1,032,014
3,391,073	Jefferies & Co., Inc. (11-R1-2A1), (144A), 0.305%, due 08/26/47 (1)(2)	3,397,028
14,329,905	JPMorgan Alternative Loan Trust (06-A2-5A1), 5.112%, due 05/25/36 (2)(6)	11,319,808
20,122,467	JPMorgan Alternative Loan Trust (06-A4-A8), 3.773%, due 09/25/36 (2)(6)	18,501,160
10,143,000	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.143%, due 10/25/36	8,008,423
29,015,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.318%, due 01/25/36 (2)	24,777,603
959,382	JPMorgan Mortgage Trust (05-A6-7A1), 2.7%, due 08/25/35 (2)	934,814
8,502,391	JPMorgan Mortgage Trust (06-A2-5A3), 2.549%, due 11/25/33 (2)	8,730,737
1,324,440	JPMorgan Mortgage Trust (06-A4-1A4), 2.753%, due 06/25/36 (2)(6)	1,149,911
54,685	JPMorgan Mortgage Trust (06-A7-2A4R), 2.529%, due 01/25/37 (2)(6)	49,206
3,353,553	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21	3,356,383
1,591,837	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.523%, due 08/26/36 (1)(2)	1,609,792
12,502,283	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.328%, due 11/26/36 (1)(2)	12,083,625
2,166,186	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	2,099,214
7,061,765	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (6)	7,162,463
5,455,624	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (6)	4,298,126
37,644,801	Lehman XS Trust (06-10N-1A3A), 0.368%, due 07/25/46 (2)(6)	29,536,450
10,163,755	Lehman XS Trust (06-12N-A31A), 0.358%, due 08/25/46 (2)(6)	7,515,883
13,580,821	Lehman XS Trust (06-13-1A2), 0.328%, due 09/25/36 (2)(6)	11,082,086
10,742,982	Lehman XS Trust (06-16N-A2A), 0.308%, due 11/25/46 (2)(6)	10,692,587
13,459,506	Lehman XS Trust (06-19-A2), 0.328%, due 12/25/36 (2)(6)	10,898,337
31,648,607	Lehman XS Trust (06-9-A1B), 0.318%, due 05/25/46 (2)(6)	25,601,318
17,398,464	Lehman XS Trust (06-GP1-A2A), 0.328%, due 05/25/46 (2)(6)	17,076,114
15,973,778	Lehman XS Trust (06-GP4-3A2A), 0.318%, due 08/25/46 (2)(6)	15,131,576
4,711,304	Lehman XS Trust (07-4N-1A1), 0.288%, due 03/25/47 (2)(6)	4,283,702
1,280,881	Long Beach Mortgage Loan Trust (05-WL3-2A3), 0.488%, due 11/25/35 (2)	1,281,296
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.488%, due 01/25/46 (2)	10,951,340
13,175,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.498%, due 01/25/46 (2)	10,913,920

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$10,451,769	Luminent Mortgage Trust (07-2-1A3), 0.378%, due 05/25/37 (2)	$9,438,689
10,950,000	Madison Avenue Manufactured Housing Contract (02-A-B1), 3.408%, due 03/25/32 (2)	11,110,460
22,308,183	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 0.738%, due 11/25/34 (2)	21,935,023
584,091	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.268%, due 03/25/47 (2)	570,402
9,692,524	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	9,906,259
89,815	MASTR Alternative Loans Trust (06-2-2A1), 0.558%, due 03/25/36 (2)(6)	26,554
394,846	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	395,507
2,458,150	MASTR Asset-Backed Securities Trust (06-AB1-A2), 0.388%, due 02/25/36 (2)	2,402,319
5,935,350	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	6,231,576
30,692,528	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.318%, due 11/25/36 (2)	18,010,277
17,261	MASTR Seasoned Securitization Trust (04-1-4A1), 2.582%, due 10/25/32 (2)	17,476
2,782,944	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 0.388%, due 01/25/37 (2)	1,384,293
1,431,546	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.318%, due 01/25/37 (2)	673,845
11,762,664	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.328%, due 04/25/37 (2)	6,740,371
41,164,355	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.408%, due 04/25/37 (2)	23,849,063
10,145,190	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.498%, due 04/25/37 (2)	5,951,118
4,795,943	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.288%, due 06/25/37 (2)	3,326,265
56,226,040	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.318%, due 07/25/37 (2)	34,517,166
4,940,840	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 2.539%, due 08/25/36 (2)(6)	4,453,070
5,036,085	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	5,421,495
4,246,140	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.118%, due 09/25/34 (2)	4,110,847
5,687,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 0.953%, due 07/25/35 (2)	5,314,541
25,322,784	Morgan Stanley ABS Capital I, Inc. Trust (05-HE5-M1), 0.578%, due 09/25/35 (2)	24,778,205
4,413,000	Morgan Stanley Home Equity Loan Trust (05-2-M3), 0.833%, due 05/25/35 (2)	4,247,432
9,717,743	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 0.438%, due 11/25/35 (2)	9,646,367
1,055,119	Morgan Stanley Mortgage Loan Trust (07-3XS-2A6), 5.763%, due 01/25/47	691,154
3,861,145	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.278%, due 04/25/37 (2)	2,166,388
20,138,528	Morgan Stanley REREMIC Trust (10-R2-2B), (144A), 0.398%, due 05/26/36 (1)(2)	19,719,077
6,652,597	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 2.695%, due 01/26/47 (1)(2)	6,712,488
788,771	MortgageIT Trust (05-3-A1), 0.458%, due 08/25/35 (2)	746,720
7,814,650	MortgageIT Trust (05-4-A1), 0.438%, due 10/25/35 (2)	6,968,151
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 0.408%, due 04/25/37 (2)	7,254,120
20,937,041	New Century Home Equity Loan Trust (05-2-M1), 0.588%, due 06/25/35 (2)	20,610,277
28,100,000	New Century Home Equity Loan Trust (05-3-M1), 0.638%, due 07/25/35 (2)	27,978,608
11,306,460	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.337%, due 01/26/37 (1)(2)	10,861,621
5,841,301	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	6,216,032
27,412,532	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	28,194,008

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$2,910,692	Origen Manufactured Housing Contract Trust (04-A-M2), 6.64%, due 01/15/35 (2)	$3,207,539
2,349,458	Origen Manufactured Housing Contract Trust (04-B-B1), 7.5%, due 11/15/35 (2)	2,645,217
1,439,191	Origen Manufactured Housing Contract Trust (04-B-M2), 6.51%, due 11/15/35 (2)	1,584,934
1,361,440	Origen Manufactured Housing Contract Trust (05-A-B), 6.55%, due 06/15/36 (2)	1,472,275
1,111,380	Origen Manufactured Housing Contract Trust (05-A-M2), 5.86%, due 06/15/36 (2)	1,208,975
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.428%, due 03/25/37 (2)	13,827,234
25,082,231	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.318%, due 09/25/37 (2)	13,244,421
12,920,390	Park Place Securities, Inc. (05-WCH1-M2), 0.678%, due 01/25/36 (2)	12,868,786
9,313,135	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (6)	8,680,829
8,942,184	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	9,771,912
2,241,512	RAAC Series Trust (07-SP1-A2), 0.508%, due 03/25/37 (2)	2,231,788
4,632,000	RAAC Series Trust (07-SP1-A3), 0.638%, due 03/25/37 (2)	4,296,736
2,478,746	RBSSP Resecuritization Trust (10-12-4A1), (144A), 4%, due 05/21/36 (1)(2)	2,542,783
17,236,212	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.309%, due 07/25/35 (2)(6)	14,336,926
2,735,333	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35 (6)	2,421,430
46,616,810	Residential Accredit Loans, Inc. (06-Q07-2A1), 0.988%, due 09/25/46 (2)(6)	32,482,173
15,916,682	Residential Accredit Loans, Inc. (06-Q09-1A4A), 0.328%, due 12/25/46 (2)(6)	13,633,511
37,234	Residential Accredit Loans, Inc. (06-QA1-A21), 3.752%, due 01/25/36 (2)(6)	28,864
15,761,528	Residential Accredit Loans, Inc. (06-QA10-A2), 0.338%, due 12/25/36 (2)(6)	11,686,921
46,684	Residential Accredit Loans, Inc. (06-QA2-1A1), 0.408%, due 02/25/36 (2)(6)	31,435
10,887,360	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.428%, due 02/25/46 (2)	7,510,842
4,634,547	Residential Accredit Loans, Inc. (06-QO9-1A2A), 0.308%, due 12/25/46 (2)(6)	4,570,948
97,044,885	Residential Accredit Loans, Inc. (06-QS10-AV), 0.545%, due 08/25/36 (I/O) (2)(7)	2,500,119
95,315,746	Residential Accredit Loans, Inc. (06-QS11-AV), 0.332%, due 08/25/36 (I/O) (2)(7)	1,317,121
7,957,991	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (6)	6,745,646
134,727,679	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.74%, due 06/25/36 (I/O) (2)(7)	4,293,906
28,331,949	Residential Accredit Loans, Inc. (06-QS7-AV), 0.67%, due 06/25/36 (I/O) (2)(7)	919,692
3,948,505	Residential Accredit Loans, Inc. (06-RS3-A3), 0.358%, due 05/25/36 (2)	3,732,261
6,404,920	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.175%, due 01/25/37 (I/O) (2)(7)	76,833
47,244,245	Residential Accredit Loans, Inc. (07-QS2-AV), 0.313%, due 01/25/37 (I/O) (2)(7)	666,569
185,759,227	Residential Accredit Loans, Inc. (07-QS3-AV), 0.325%, due 02/25/37 (I/O) (2)(7)	2,734,497
21,196,031	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.38%, due 03/25/37 (I/O) (2)(7)	321,809
30,464,304	Residential Accredit Loans, Inc. (07-QS5-AV), 0.248%, due 03/25/37 (I/O) (2)(7)	278,809
6,983,847	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (6)	5,534,749
44,020,957	Residential Accredit Loans, Inc. (07-QS8-AV), 0.39%, due 06/25/37 (I/O) (2)(7)	654,768

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$3,588,868	Residential Asset Securities Corp. Trust (06-KS2-A3), 0.348%, due 03/25/36 (2)	$3,586,531
65,116	Residential Funding Mortgage Securities I (05-SA5-2A), 3.061%, due 11/25/35 (2)(6)	55,088
5,194,024	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (6)	4,616,174
1,700,908	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC) (6)	1,531,066
19,521,289	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (6)	17,882,028
61,841	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.124%, due 04/25/37 (2)(6)	54,199
1,904,757	Saxon Asset Securities Trust (06-3-A2), 0.268%, due 10/25/46 (2)	1,902,276
22,615,000	Saxon Asset Securities Trust (06-3-A3), 0.328%, due 10/25/46 (2)	18,456,056
27,678,061	Saxon Asset Securities Trust (07-2-A2D), 0.458%, due 05/25/47 (2)	18,928,804
4,386,519	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 0.498%, due 02/25/37 (2)	2,630,347
55,182,201	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.388%, due 02/25/37 (2)	26,805,422
27,909,788	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.298%, due 01/25/37 (2)	18,959,247
9,055,062	SG Mortgage Securities Trust (05-OPT1-A3), 0.508%, due 10/25/35 (2)	8,834,218
32,008,406	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.398%, due 12/25/36 (1)(2)	18,774,626
6,336,589	Soundview Home Equity Loan Trust (05-OPT3-A4), 0.458%, due 11/25/35 (2)	6,271,315
26,180,000	Soundview Home Equity Loan Trust (06-2-A4), 0.428%, due 03/25/36 (2)	24,916,449
10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.388%, due 06/25/36 (2)	6,512,054
5,592,649	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.298%, due 12/25/36 (2)	5,487,102
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.408%, due 08/25/37 (2)	2,580,722
2,942,702	Specialty Underwriting & Residential Finance (05-BC3-M1), 0.608%, due 06/25/36 (2)	2,936,829
2,539,800	Specialty Underwriting & Residential Finance (05-BC4-A2C), 0.508%, due 09/25/36 (2)	2,487,675
27,784	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.308%, due 09/25/37 (2)	15,681
6,039,202	Structured Adjustable Rate Mortgage Loan Trust (04-12-2A), 2.4%, due 09/25/34 (2)	6,031,484
10,705,174	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 2.376%, due 10/25/34 (2)	10,922,831
14,367,206	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.108%, due 08/25/35 (2)	13,618,171
4,329,331	Structured Adjustable Rate Mortgage Loan Trust (05-23-1A3), 2.488%, due 01/25/36 (2)	3,838,363
7,821,252	Structured Adjustable Rate Mortgage Loan Trust (06-1-7A2), 5.173%, due 02/25/36 (2)	7,749,625
1,039,648	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 5.001%, due 03/25/36 (2)(6)	886,519
10,104,887	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 2.642%, due 06/25/36 (2)(6)	7,606,679
7,251,876	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 2.662%, due 02/25/37 (2)(6)	6,204,422
4,006,499	Structured Asset Investment Loan Trust (05-3-M1), 0.728%, due 04/25/35 (2)	3,964,076
272,277	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.34%, due 05/25/36 (2)	180,578
48,832,926	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.634%, due 08/25/47 (2)	43,546,762

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$591,989	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	$618,343
4,587,604	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	4,676,369
11,969,074	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.308%, due 07/25/36 (1)(2)	11,689,327
14,345,000	Structured Asset Securities Corp. (06-WF2-A4), 0.468%, due 07/25/36 (2)	13,235,543
3,291,163	Structured Asset Securities Corp. (07-BC3-2A1), 0.218%, due 05/25/47 (2)	3,276,409
586,446	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 5.068%, due 04/25/37 (2)(6)	492,263
25,581	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 2.84%, due 06/25/37 (2)(6)	23,313
2,270,266	Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1), 2.765%, due 01/25/37 (2)	2,247,256
382,047	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.398%, due 08/25/36 (2)	226,824
12,460,725	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.403%, due 01/25/35 (2)	12,403,144
16,942,270	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.448%, due 10/25/45 (2)	16,223,503
835,295	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 1.588%, due 10/25/45 (2)	813,587
3,473,162	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.477%, due 12/25/35 (2)	3,261,178
2,752,242	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.38%, due 01/25/36 (2)	2,556,131
518,934	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.468%, due 01/25/45 (2)	485,252
2,165,611	WaMu Mortgage Pass-Through Certificates (05-AR5-A5), 2.4%, due 05/25/35 (2)	2,168,275
5,763,671	WaMu Mortgage Pass-Through Certificates (05-AR7-A2), 2.409%, due 08/25/35 (2)	5,806,126
14,000,364	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 0.478%, due 07/25/45 (2)	13,151,438
37,243,251	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.208%, due 01/25/46 (2)	36,083,221
1,988,765	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 0.945%, due 12/25/46 (2)	1,839,739
169,454	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.337%, due 11/25/30 (2)	165,586
3,016,527	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (6)	2,776,134
4,661,377	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.758%, due 07/25/36 (2)(6)	2,958,086
9,269,905	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.86%, due 12/25/46 (2)(6)	5,755,128
8,624,913	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.835%, due 01/25/47 (2)(6)	6,100,177
3,111,260	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 2.033%, due 04/25/47 (2)(6)	2,268,662
5,250,193	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 0.468%, due 06/25/37 (2)(6)	4,061,444
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.438%, due 04/25/36 (2)	9,051,663
12,459,000	Washington Mutual Asset-Backed Certificates (07-HE3-2A4), 0.448%, due 05/25/47 (2)	7,628,770
5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 0.478%, due 03/25/37 (2)	3,444,292
14,253,904	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 2.615%, due 03/27/37 (1)(2)	14,073,476

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Principal Amount	Fixed Income Securities	Value
$13,863,453	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.356%, due 09/27/47 (1)(2)	$13,294,202
9,092,037	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 2.615%, due 01/25/35 (2)	9,161,137
14,312,443	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 2.616%, due 08/25/36 (2)	13,340,130
5,466,691	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 2.616%, due 05/25/36 (2)(6)	5,138,326
13,128,459	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	12,817,892
992,856	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 2.724%, due 08/25/37 (2)(6)	880,286
7,485,663	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	7,919,861

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,255,839,641)	2,658,426,697

	U.S. Government Agency Obligations (2.5%)
76,620,000	Federal Home Loan Bank, 0.75%, due 05/26/28 (3)	74,277,880
26,700,000	Federal National Mortgage Association, 0.625%, due 04/29/16 (3)	26,785,839
45,965,000	Federal National Mortgage Association, 1%, due 02/27/17 (3)	46,178,094
14,130,000	Federal National Mortgage Association, 2.5%, due 02/13/20 (3)	14,340,240
25,000,000	Federal National Mortgage Association, 2.63%, due 10/10/24 (3)	23,095,505

	Total U.S. Government Agency Obligations (Cost: $187,179,055)	184,677,558

	U.S. Treasury Securities (12.6%)
146,516,799	U.S. Treasury Inflation Indexed Note, 0.5%, due 04/15/15 (3)(8)	149,950,860
36,780,882	U.S. Treasury Inflation Indexed Note, 2%, due 07/15/14 (3)(8)	37,559,607
238,260,000	U.S. Treasury Note, 0.25%, due 08/15/15 (3)	238,362,452
114,000,000	U.S. Treasury Note, 0.75%, due 06/30/17	113,389,872
114,000,000	U.S. Treasury Note, 1.25%, due 11/30/18 (3)	112,882,264
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20	84,042,742
211,015,000	U.S. Treasury Note, 2.75%, due 11/15/23	212,564,641

	Total U.S. Treasury Securities (Cost: $988,283,973)	948,752,438

	Total Fixed Income Securities (Cost: $7,548,363,439) (106.9%)	8,014,680,189

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Number of Shares	Money Market Investments	Value
62,303,000	Dreyfus Institutional Cash Advantage Fund, 0.06% (9)	$62,303,000
4,452,000	DWS Money Market Series — Institutional Shares, 0.04% (9)	4,452,000

	Total Money Market Investments (Cost: $66,755,000) (0.9%)	66,755,000

Principal Amount	Short-Term Investments
	Commercial Paper (0.2%)
	Banks (0.2%)
$4,320,000	RBS Holdings USA, Inc., 0.254%, due 04/22/14 (10)	4,318,144
9,995,000	RBS Holdings USA, Inc., 0.25%, due 04/22/14 (10)	9,990,705

	Total Commercial Paper (Cost: $14,307,047)	14,308,849

	Discount Note (Cost: $37,255,498) (0.5%)
37,260,000	Federal Home Loan Mortgage Corp. Discount Note, 0.075%, due 03/31/14 (3)(10)	37,255,498

	Repurchase Agreements (1.6%)
1,347,708	State Street Bank & Trust Company, 0%, due 02/03/14 (collateralized by $1,505,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22 valued at $1,376,131) (Total Amount to be Received Upon Repurchase $1,347,708)	1,347,708
122,000,000	The Royal Bank of Scotland PLC, 0.02%, due 02/03/14 (collateralized by $193,266,000 Resolution Funding Corp., Principal Strips, with an interest rate 0.0%, and due with maturity dates ranging from 04/15/14 – 04/15/30, valued at $122,991,843; $1,445,000 Federal Home Loan Bank , 0.5% due 11/20/15, valued at $1,450,205) (Total Amount to be Received Upon Repurchase $122,000,203)	122,000,000

	Total Repurchase Agreements (Cost: $123,347,708)	123,347,708

	U.S. Treasury Security (Cost: $5,433,557) (0.1%)
5,434,000	U.S. Treasury Bill, 0.062%, due 03/20/14 (10)	5,433,557

	Total Short-Term Investments (Cost: $180,343,810) (2.4%)	180,345,612

	Total Investments (Cost: $7,795,462,249) (110.2%)	8,261,780,801
	Liabilities in Excess of Other Assets (-10.2%)	(765,542,238)

	Net Assets (100.0%)	$7,496,238,563

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	January 31, 2014

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
BUY
2,255	90 Day Eurodollar Futures	03/14/16	$556,534,000	$(908,247)
2,255	90 Day Eurodollar Futures	06/13/16	554,983,687	(1,557,320)
2,255	90 Day Eurodollar Futures	09/19/16	553,461,563	(2,121,070)
2,255	90 Day Eurodollar Futures	12/19/16	551,939,438	(2,655,871)

			$2,216,918,688	$(7,242,508)

Notes to the Schedule of Investments:

ACES	-	Alternative Credit Enhancement Securities
CDO	-	Collateralized Debt Obligation.
CLO	-	Collateralized Loan Obligation.
I/F	-	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	-	Interest Only Security.
PAC	-	Planned Amortization Class.
P/O	-	Principal Only Security.
TAC	-	Target Amortization Class.
TBA	-	To be Announced.

(1)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At January 31, 2014, the value of these securities amounted to $546,683,107 or 7.3% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.

(2)		Floating or variable rate security. The interest shown reflects the rate in effect at January 31, 2014.

(3)		All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 1)

(4)		Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At January 31, 2014, the value of these securities amounted to $8,966,727 or 0.1% of net assets.

(5)		Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

(6)		A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.

(7)		Illiquid security.

(8)		Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.

(9)		Rate disclosed, the 7-day net yield, is as of January 31, 2014.

(10)		Rate shown represents yield-to-maturity.

See accompanying notes to Schedule of Investments.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	January 31, 2014

Industry	Percentage of Net Assets
Asset-Backed Securities	7.4%
Commercial Mortgage-Backed Securities — Agency	6.4
Commercial Mortgage-Backed Securities — Non-Agency	0.8
Residential Mortgage-Backed Securities — Agency	41.7
Residential Mortgage-Backed Securities — Non-Agency	35.5
U.S. Government Obligations	2.5
U.S. Treasury Securities	12.6
Money Market Investments	0.9
Short-Term Investments	2.4

Total	110.2%

See accompanying notes to Schedule of Investments.

Note 1 – Security Valuations

Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market are valued using official closing price as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures. Over-the counter options are valued using dealer quotations.

The value of short-term debt securities held in the Funds with remaining maturities of 60 days or less at the time of purchase is determined by using the amortized cost method applied to each individual security which approximates market value. Other short-term debt securities are valued on marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the TCW Funds, Inc. (“Company”) Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Bank loans. The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in level 3 of the hierarchy.

Credit default swaps. Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy. If a discount is applied and significant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Futures contracts. Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. The value of each of the Funds’ futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized in Level 1.

Money market funds. Money Market funds are open-ended mutual funds that invest in short-term debt securities. To extent that these funds are valued based upon the reported net asset value, they are categorized in level 1 of the fair value hierarchy.

Municipal bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise the fair values would be categorized in Level 3.

Restricted securities. Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Total return swaps. Total return swaps are fair valued using pricing models that take into account among other factor, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

U.S. government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

The following is a summary of the inputs used as of January 31, 2014 in valuing the TCW Funds:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$274,304,311	$—	$274,304,311
Municipal Bonds	—	25,251,679	—	25,251,679
Foreign Government Bonds	—	6,140,554	—	6,140,554
Asset-Backed Securities	—	81,912,385	—	81,912,385
Commercial Mortgage-Backed Securities — Agency	—	61,745,134	—	61,745,134
Commercial Mortgage-Backed Securities — Non-Agency	—	52,228,100	—	52,228,100
Residential Mortgage-Backed Securities — Agency	—	333,154,679	—	333,154,679
Residential Mortgage-Backed Securities — Non-Agency	—	92,164,077	—	92,164,077
U.S. Government Agency Obligations	—	43,432,743	—	43,432,743
U.S. Treasury Securities	284,902,493	—	—	284,902,493

Total Fixed Income Securities	284,902,493	970,333,662	—	1,255,236,155

Money Market Investments	23,944,000	—	—	23,944,000
Short-Term Investments*	—	46,508,412	—	46,508,412

Total Investments	$308,846,493	$1,016,842,074	$—	$1,325,688,567

*	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—		$21,736,000	$—	$21,736,000
Banks	—		1,032,486,275	—	1,032,486,275
Beverages	—		50,165,000	—	50,165,000
Building Materials	—		123,889,062	—	123,889,062
Diversified Financial Services	—		159,956,356	—	159,956,356
Electric	—		334,800,492	—	334,800,492
Energy-Alternate Sources	—		53,401,781	—	53,401,781
Engineering & Construction	—		96,477,224	—	96,477,224
Food	—		70,070,750	—	70,070,750
Foreign Government Bonds	—		1,289,371,693	—	1,289,371,693
Government Regional/Local	—		52,440,000	—	52,440,000
Holding Companies — Diversified	—		64,990,000	—	64,990,000
Investment Companies	—		51,781,500	—	51,781,500
Iron & Steel	—		120,089,025	—	120,089,025
Media	—		38,809,375	—	38,809,375
Mining	—		144,652,627	—	144,652,627
Oil & Gas	—		593,541,040	—	593,541,040
Oil & Gas Services	—		50,019,750	—	50,019,750
Real Estate	—		139,593,000	—	139,593,000
Transportation	—		6,242,188	—	6,242,188

Total Fixed Income Securities	—		4,494,513,138	—	4,494,513,138

Equity Securities
Diversified Financial Services	—	*	—	—	— *

Total Equity Securities	—	*	—	—	— *

Short-Term Investments**	1,115,952		143,815,931	—	144,931,883

Total Investments	1,115,952		4,638,329,069	—	4,639,445,021

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—		45,605,670	—	45,605,670

Total	$1,115,952		$4,683,934,739	$—	$4,685,050,691

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—		$(22,921,061)	$—	$(22,921,061)
Futures
Interest Rate Risk	(348,797)		—	—	(348,797)
Swap Agreements
Credit Risk	—		(1,073,410)	—	(1,073,410)

Total	$(348,797)		$(23,994,471)	$—	$(24,343,268)

*	Amount rounds to less than $1.
**	See Schedule of Investments for corresponding industries.

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Electric	$—	$10,898,271	$—	$10,898,271
Foreign Government Bonds	—	209,187,536	—	209,187,536
Real Estate	—	7,211,142	—	7,211,142
Telecommunications	—	6,957,063	—	6,957,063

Total Fixed Income Securities	—	234,254,012	—	234,254,012

Total Short-Term Investments*	—	7,187,090	—	7,187,090

Total Investments	—	241,441,102	—	241,441,102

Asset Derivatives
Forward Currency Contracts
Forward Currency Risk	—	7,541,638	—	7,541,638

Total	$—	$248,982,740	$—	$248,982,740

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(3,962,098)	$—	$(3,962,098)

Total	$—	$(3,962,098)	$—	$(3,962,098)

*	See Schedule of Investments for corresponding industries.

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$51,272	$—	$51,272
Commercial Mortgage-Backed Securities — Non-Agency	—	240,327	—	240,327
Residential Mortgage-Backed Securities — Agency	—	170,897	—	170,897
Residential Mortgage-Backed Securities — Non-Agency	—	641,065	—	641,065
Corporate Bonds*	—	1,052,163	—	1,052,163
Municipal Bonds	—	78,246	—	78,246

Total Fixed Income Securities	—	2,233,970	—	2,233,970

Money Market Investments	65,500	—	—	65,500
Short-Term Investments*	—	1,142,158	—	1,142,158

Total Investments	$65,500	$3,376,128	$—	$3,441,628

Asset Derivatives
Swap Agreements
Commodity Risk	$—	$40,381	$—	$40,381

Total	$65,500	$3,416,509	$—	$3,482,009

*	See Schedule of Investments for corresponding industries.

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$3,279,027	$—	$3,279,027
Foreign Government Bonds	—	6,330,708	—	6,330,708
Asset-Backed Securities	—	582,062	—	582,062
Commercial Mortgage-Backed Securities — Agency	—	109,159	—	109,159
Commercial Mortgage-Backed Securities — Non-Agency	—	257,513	—	257,513
Residential Mortgage-Backed Securities — Agency	—	2,420,517	—	2,420,517
Residential Mortgage-Backed Securities — Non-Agency	—	1,221,814	—	1,221,814
U.S. Treasury Securities	927,594	—	—	927,594

Total Fixed Income Securities	927,594	14,200,800	—	15,128,394

Money Market Investments	87,000	—	—	87,000
Short-Term Investments*	25,998	1,764,377	—	1,790,375

Total Investments	$1,040,592	$15,965,177	$—	$17,005,769

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	31,626	—	31,626
Futures
Interest Rate Risk	303	—	—	303

Total Investments	$1,040,895	$15,996,803	$—	$17,037,698

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(13,600)	$—	$(13,600)

Total Investments	$—	$(13,600)	$—	$(13,600)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	—	2,458,308	—	2,458,308
Corporate Bonds*	—	28,290,627	0	28,290,627
Asset-Backed Securities	—	603,159	—	603,159

Total Fixed Income Securities	—	31,352,094	0	31,352,094

Equity Securities
Common Stock*	235,728	—	—	235,728
Total Equity Securities	235,728	—	—	235,728

Money Market Investments	286,000	—	—	286,000
Short-Term Investments*	6,000	826,118	—	832,118

Total Investments	$527,728	$32,178,212	$0	$32,705,940

Asset Derivatives
Swap Agreements
Credit Risk	$—	$3,349	$—	$3,349

Total	$527,728	$32,181,561	$0	$32,709,289

*	See Schedule of Investments for corresponding industries.

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$584,316	$—	$584,316
Commercial Mortgage-Backed Securities — Non-Agency	—	1,717,394	—	1,717,394
Residential Mortgage-Backed Securities — Agency	—	5,213,409	—	5,213,409
Residential Mortgage-Backed Securities — Non-Agency	—	394,820	—	394,820
Corporate Bonds*	—	3,322,911	—	3,322,911
Municipal Bonds	—	138,473	—	138,473
U.S. Government Agency Obligations	—	760,320	—	760,320
U.S. Treasury Securities	1,667,458	—	—	1,667,458

Total Fixed Income Securities	1,667,458	12,131,643	—	13,799,101

Money Market Investments	128,000	—	—	128,000
Short-Term Investments*	—	1,311,760	—	1,311,760

Total Investments	$1,795,458	$13,443,403	$—	$15,238,861

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$559,375,827	$—	$559,375,827
Commercial Mortgage-Backed Securities — Agency	—	480,309,317	—	480,309,317
Commercial Mortgage-Backed Securities — Non-Agency	—	57,889,109	—	57,889,109
Residential Mortgage-Backed Securities — Agency	—	3,125,249,243	—	3,125,249,243
Residential Mortgage-Backed Securities — Non-Agency	—	2,644,662,574	13,764,123	2,658,426,697
U.S. Government Agency Obligations	—	184,677,558	—	184,677,558
U.S. Treasury Securities	948,752,438	—	—	948,752,438

Total Fixed Income Securities	948,752,438	7,052,163,628	13,764,123	8,014,680,189

Money Market Investments	66,755,000	—	—	66,755,000
Short-Term Investments*	5,433,557	174,912,055	—	180,345,612

Total Investments	$1,020,940,995	$7,227,075,683	$13,764,123	$8,261,780,801

Liability Derivatives
Futures
Interest Rate Risk	$(7,242,508)	$—	$—	$(7,242,508)

Total	$(7,242,508)	$—	$—	$(7,242,508)

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended January 31, 2014.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2013	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3		Transfers out of Level 3	Balance as of January 31, 2014	Change in Unrealized Appreciation from Investments Still Held at January 31, 2014
TCW High Yield Bond Fund
Corporate Bonds	$12,500	$—	$(25,056)	$18,688	$25,056	$(31,188)	$		$—	$0	$—

Total	$12,500	$—	$(25,056)	$18,688	$25,056	$(31,188)		$—	$—	$0	$—

TCW Total Return Bond Fund
Residential Mortgage-Backed Securities - Non-Agency	$13,937,591	$—	$(358,178)	$184,710	$—	$—		$—	$—	$13,764,123	$184,710

Total	$13,937,591	$—	$(358,178)	$184,710	$—	$—		$—	$—	$13,764,123	$184,710

Significant unobservable valuations inputs for Level 3 investments as of January 31, 2014, are as follows:

Description	Fair Value at 1/31/2014	Valuation Techniques*	Unobservable Input	Range
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities - Non-Agency (Interest Only, Collateral Strip Rate Securities)	$13,764,123	Third-party Vendor	Vendor Prices	$0.92 - 3.25

*	The valuation technique employed on the Level 3 securities involves the use of third-party broker quotes and vendor prices. The Advisor monitors the third-party brokers and vendors using the valuation process described below.

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy may be fair valued by TCW Investment Management Company (the “Advisor”) with consent by the Company’s Pricing Committee in accordance with procedures approved by the Board of Directors, and under the general oversight of the Board of Directors. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board of Directors at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Funds’ President, Chief Compliance Officer, and members of TCW Mutual Fund Administration, Legal and Compliance Departments as well as alternate members as may be designated from time to time. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price.

For the three months ended January 31, 2014, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (dollar amounts in thousands except notional amounts):

	Commodity Risk	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Emerging Markets Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$45,606	$—	$45,606

Total Value	$—	$—	$45,606	$—	$45,606

Liability Derivatives
Forward Currency Contracts	$—	$—	$(22,921)	$—	$(22,921)
Futures Contracts	—	—	—	(349)	$(349)
Open Swap Agreements, at Value	—	(1,073)	—	—	$(1,073)

Total Value	$—	$(1,073)	$(22,921)	$(349)	$(24,343)

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$—	$1,244,173,799	$—	$1,244,173,799
Futures Contracts	—	—	—	1,000	1,000
Swap Agreements	$—	$50,000,000	$—	$—	$50,000,000
TCW Emerging Markets Local Currency Income Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$7,542	$—	$7,542

Total Value	$—	$—	$7,542	$—	$7,542

Liability Derivatives
Forward Currency Contracts	—	—	(3,962)	—	(3,962)

Total Value	$—	$—	$(3,962)	$—	$(3,962)

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$—	$212,479,073	$—	$212,479,073
TCW Enhanced Commodity Strategy Fund
Asset Derivatives
Open Swap Agreements, at Value	$40	$—	$—	$—	$40

Total Value	$40	$—	$—	$—	$40

Notional Amounts or Shares/Units†
Swap Agreements	$3,624,880	$—	$—	$—	$3,624,880
TCW Global Bond Fund
Asset Derivatives
Forward Currency Contracts	$—	$—	$32	$—	$32
Futures Contracts	—	—	—	0 (1)	0 (1)

Total Value	$—	$—	$32	0 (1)	$32

Liability Derivatives
Forward Currency Contracts	$—	$—	$(14)		$(14)

Total Value	$—	$—	$(14)	$—	$(14)

Notional Amounts or Shares/Units†
Forward Currency Contracts	$—	$—	2,097,404	$—	$2,097,404
Futures Contracts	—	—		5	5
TCW High Yield Bond Fund
Asset Derivatives
Open Swap Agreements, at Value	$—	$3	$—	$—	$3

Total Value	$—	$3	$—	$—	$3

Notional Amounts or Shares/Units†
Swap Agreements	$—	$150,000	$—	$—	$150,000
TCW Total Return Bond Fund
Liabilities Derivatives
Futures Contracts	$—	$—	$—	$(7,243)	$(7,243)

Total Value	$—	$—	$—	$(7,243)	$(7,243)

Notional Amounts or Shares/Units†
Futures Contracts	—	—	—	9,020	9,020

(1)	Amount less than $1
†	Amount represents the number of contracts or notional amounts outstanding at the end of the period.

Forward Foreign Currency Contracts: The TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Global Bond Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund and the TCW Global Bond Fund had forward foreign currency contracts outstanding at January 31, 2014.

Future Contracts: The TCW Emerging Markets Income Fund, the TCW Global Bond Fund, and the TCW Total Return Bond Fund entered into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for the Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Emerging Markets Income Fund, the TCW Global Bond Fund, and the TCW Total Return Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at January 31, 2014 are listed in the Schedule of Investments.

Swap Agreements. The TCW Emerging Markets Income Fund, the TCW Enhanced Commodity Strategy Fund, and the TCW High Yield Bond Fund entered into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund may enter into enter into an interest rate swap agreement. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss by the Fund upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the three months ended January 31, 2014, the TCW Emerging Markets Income Fund and the TCW High Yield Bond Fund utilized credit default swaps to manage daily liquidity as well as interest rate duration and/or credit market exposures; the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market. Swap agreements outstanding at January 31, 2014 are listed in each Fund’s Schedule of Investments.

Mortgage-Backed Securities: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds: The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions: The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security, TBA or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregate cash and/or securities in an amount or value at least equal to the amount of these transactions.

Dollar Roll Transactions: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the period ended January 31, 2014.

Repurchase Agreements: The Funds may enter into repurchase agreements, under the terms of a Master Repurchase Agreements (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, each Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

Reverse Repurchase Agreements: The TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund, the TCW Global Bond Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at January 31, 2014.

Security Lending: The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended January 31, 2014.

Note 2 – Federal Income Taxes

At January 31, 2014, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$28,456	$(10,488)	$17,968	$1,307,721
TCW Emerging Markets Income Fund	42,783	(266,997)	(224,214)	4,863,659
TCW Emerging Markets Local Currency Income Fund	97	(33,183)	(33,086)	274,527
TCW Enhanced Commodity Strategy Fund	83	(5)	78	3,364
TCW Global Bond Fund	987	(439)	548	16,458
TCW High Yield Bond Fund	808	(660)	148	32,558
TCW Short Term Bond Fund	95	(75)	20	15,219
TCW Total Return Bond Fund	516,242	(54,796)	461,446	7,800,335

Note 3 – Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at January 31, 2014.

Note 4 – Recently Issued Accounting Pronouncements

On June 7, 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). ASU No. 2013-08 sets forth a new approach for determining whether a public or private entity is an investment company and sets certain measurement and disclosure requirements for an investment company. ASU No. 2013-08 is effective in annual reporting periods beginning on or after December 15, 2013, and for interim periods within those annual reporting periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	March 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito President and Chief Executive Officer

Date	March 17, 2014

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa Treasurer and Chief Financial Officer

Date	March 17, 2014